UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04000

Calvert Variable Products, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1. Report to Stockholders

Calvert
VP S&P MidCap 400 Index Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP S&P MidCap 400 Index Portfolio

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Performance

Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	05/03/1999	05/03/1999	(12.93)%	(6.99)%	4.86%	10.87%
Class F at NAV	10/01/2007	05/03/1999	(13.00)	(7.19)	4.61	10.61

S&P MidCap 400® Index	—	—	(12.78)%	(6.70)%	5.21%	11.33%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.43%	0.63%
Net	0.33	0.53
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
SPDR S&P MidCap 400 ETF Trust	2.2%
Teradyne, Inc.	0.9
Etsy, Inc.	0.8
FactSet Research Systems, Inc.	0.8
Fair Isaac Corp.	0.7
Catalent, Inc.	0.7
Masimo Corp.	0.7
Pool Corp.	0.7
Trimble, Inc.	0.7
Molina Healthcare, Inc.	0.7
Total	8.9%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	S&P MidCap 400® Index is an unmanaged index of 400 U.S. midcap stocks. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500®are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 870.70	$1.53 **	0.33%
Class F	$1,000.00	$ 870.00	$2.46 **	0.53%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.22	$1.66 **	0.33%
Class F	$1,000.00	$1,022.23	$2.66 **	0.53%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on
December 31, 2019. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.(1)	18,137	$ 1,779,784
Curtiss-Wright Corp.	12,078	1,078,324
Hexcel Corp.	24,153	1,092,199
Mercury Systems, Inc.(1)	16,084	1,265,167
		$ 5,215,474
Air Freight & Logistics — 0.4%
XPO Logistics, Inc.(1)	26,362	$ 2,036,465
		$ 2,036,465
Airlines — 0.2%
JetBlue Airways Corp.(1)	78,024	$ 850,462
		$ 850,462
Auto Components — 1.3%
Adient PLC(1)	24,610	$ 404,096
Dana, Inc.	40,679	495,877
Delphi Technologies PLC(1)	24,622	349,879
Gentex Corp.	70,953	1,828,459
Goodyear Tire & Rubber Co. (The)	65,723	587,892
Lear Corp.	15,774	1,719,681
Visteon Corp.(1)	7,901	541,219
		$ 5,927,103
Automobiles — 0.6%
Harley-Davidson, Inc.	44,312	$ 1,053,296
Thor Industries, Inc.	15,969	1,701,178
		$ 2,754,474
Banks — 5.8%
Associated Banc-Corp.	44,692	$ 611,386
BancorpSouth Bank	28,121	639,471
Bank of Hawaii Corp.	11,575	710,821
Bank OZK	34,971	820,769
Cathay General Bancorp	21,433	563,688
CIT Group, Inc.	28,457	589,914
Commerce Bancshares, Inc.	29,089	1,729,923
Cullen/Frost Bankers, Inc.	16,467	1,230,250
East West Bancorp, Inc.	41,139	1,490,877
F.N.B. Corp.	91,826	688,695
First Financial Bankshares, Inc.	41,094	1,187,206
First Horizon National Corp.	90,219	898,581
Fulton Financial Corp.	46,033	484,727
Glacier Bancorp, Inc.	25,667	905,788
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	24,462	$ 518,594
Home BancShares, Inc.	44,022	677,058
International Bancshares Corp.	16,337	523,111
PacWest Bancorp	33,411	658,531
Pinnacle Financial Partners, Inc.	20,626	866,086
Prosperity Bancshares, Inc.	26,806	1,591,740
Signature Bank	15,497	1,656,939
Sterling Bancorp	56,669	664,161
Synovus Financial Corp.	42,609	874,763
TCF Financial Corp.	44,004	1,294,598
Texas Capital Bancshares, Inc.(1)	14,218	438,910
Trustmark Corp.	18,203	446,338
UMB Financial Corp.	12,205	629,168
Umpqua Holdings Corp.	63,706	677,832
United Bankshares, Inc.	36,793	1,017,694
Valley National Bancorp	113,312	886,100
Webster Financial Corp.	26,049	745,262
Wintrust Financial Corp.	16,654	726,447
		$ 27,445,428
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(1)	2,793	$ 1,498,863
		$ 1,498,863
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc(1)	29,442	$ 1,271,600
Exelixis, Inc.(1)	88,714	2,106,070
Ligand Pharmaceuticals, Inc.(1)	4,663	521,557
United Therapeutics Corp.(1)	12,732	1,540,572
		$ 5,439,799
Building Products — 1.3%
Lennox International, Inc.	10,069	$ 2,345,976
Owens Corning	31,198	1,739,600
Trex Co., Inc.(1)	16,736	2,176,852
		$ 6,262,428
Capital Markets — 2.8%
Affiliated Managers Group, Inc.	13,820	$ 1,030,419
Eaton Vance Corp.(2)	32,959	1,272,217
Evercore, Inc., Class A	11,727	690,955
FactSet Research Systems, Inc.	10,956	3,598,717
Federated Hermes, Inc., Class B	27,171	643,953
Interactive Brokers Group, Inc., Class A	22,204	927,461
Janus Henderson Group PLC	44,400	939,504
Legg Mason, Inc.	24,188	1,203,353

6
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
SEI Investments Co.	35,948	$ 1,976,421
Stifel Financial Corp.	19,820	940,063
		$ 13,223,063
Chemicals — 2.5%
Ashland Global Holdings, Inc.	17,489	$ 1,208,490
Cabot Corp.	15,981	592,096
Chemours Co. (The)	47,507	729,232
Ingevity Corp.(1)	11,831	621,956
Minerals Technologies, Inc.	9,911	465,123
NewMarket Corp.	2,087	835,802
Olin Corp.	44,784	514,568
PolyOne Corp.	26,440	693,521
RPM International, Inc.	37,461	2,811,823
Scotts Miracle-Gro Co. (The), Class A	11,400	1,532,958
Sensient Technologies Corp.	12,237	638,282
Valvoline, Inc.	53,192	1,028,201
		$ 11,672,052
Commercial Services & Supplies — 1.6%
Brink's Co. (The)	14,605	$ 664,673
Clean Harbors, Inc.(1)	14,792	887,224
Deluxe Corp.	11,809	277,984
Healthcare Services Group, Inc.	20,948	512,388
Herman Miller, Inc.	16,692	394,098
HNI Corp.	12,119	370,478
KAR Auction Services, Inc.	37,381	514,363
MSA Safety, Inc.	10,340	1,183,310
Stericycle, Inc.(1)	26,446	1,480,447
Tetra Tech, Inc.	15,447	1,222,167
		$ 7,507,132
Communications Equipment — 1.2%
Ciena Corp.(1)	44,447	$ 2,407,249
InterDigital, Inc.	8,798	498,231
Lumentum Holdings, Inc.(1)	21,736	1,769,962
NetScout Systems, Inc.(1)	18,869	482,292
ViaSat, Inc.(1)	16,900	648,453
		$ 5,806,187
Construction & Engineering — 1.1%
AECOM (1)	46,312	$ 1,740,405
Dycom Industries, Inc.(1)(3)	8,902	364,003
EMCOR Group, Inc.	15,867	1,049,443
Fluor Corp.	39,551	477,776
MasTec, Inc.(1)	17,040	764,585
Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	6,115	$ 694,786
		$ 5,090,998
Construction Materials — 0.2%
Eagle Materials, Inc.	12,039	$ 845,379
		$ 845,379
Consumer Finance — 0.5%
FirstCash, Inc.	12,148	$ 819,747
LendingTree, Inc.(1)(3)	2,197	636,098
Navient Corp.	47,556	334,319
SLM Corp.	108,512	762,839
		$ 2,553,003
Containers & Packaging — 1.0%
AptarGroup, Inc.	18,569	$ 2,079,356
Greif, Inc., Class A	7,422	255,391
O-I Glass, Inc.	43,651	391,986
Silgan Holdings, Inc.	21,997	712,483
Sonoco Products Co.	29,024	1,517,665
		$ 4,956,881
Distributors — 0.7%
Pool Corp.	11,553	$ 3,140,914
		$ 3,140,914
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(1)	14,986	$ 466,814
Graham Holdings Co., Class B	1,230	421,484
Grand Canyon Education, Inc.(1)	13,687	1,239,084
Service Corp. International	51,545	2,004,585
Strategic Education, Inc.	6,427	987,509
WW International, Inc.(1)	13,130	333,239
		$ 5,452,715
Diversified Financial Services — 0.2%
Jefferies Financial Group, Inc.	65,327	$ 1,015,835
		$ 1,015,835
Electric Utilities — 1.2%
ALLETE, Inc.	14,982	$ 818,167
Hawaiian Electric Industries, Inc.	31,575	1,138,594
IDACORP, Inc.	14,596	1,275,253
OGE Energy Corp.	57,907	1,758,056
PNM Resources, Inc.	23,043	885,773
		$ 5,875,843

7
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment — 1.7%
Acuity Brands, Inc.	11,468	$ 1,097,946
EnerSys	12,281	790,651
Generac Holdings, Inc.(1)	18,133	2,210,957
Hubbell, Inc.	15,680	1,965,645
nVent Electric PLC	45,205	846,689
Regal Beloit Corp.	11,722	1,023,565
		$ 7,935,453
Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics, Inc.(1)	22,845	$ 1,569,223
Avnet, Inc.	28,318	789,647
Belden, Inc.	10,920	355,446
Cognex Corp.	49,668	2,966,173
Coherent, Inc.(1)	7,016	918,956
II-VI, Inc.(1)(3)	25,343	1,196,697
Jabil, Inc.	39,677	1,272,838
Littelfuse, Inc.	7,023	1,198,335
National Instruments Corp.	34,002	1,316,217
SYNNEX Corp.	11,913	1,426,820
Trimble, Inc.(1)	72,254	3,120,650
Vishay Intertechnology, Inc.	37,408	571,220
		$ 16,702,222
Energy Equipment & Services — 0.2%
ChampionX Corp.(1)	52,344	$ 510,878
Transocean, Ltd.(1)(3)	162,611	297,578
		$ 808,456
Entertainment — 0.2%
Cinemark Holdings, Inc.	30,133	$ 348,036
World Wrestling Entertainment, Inc., Class A	13,448	584,316
		$ 932,352
Equity Real Estate Investment Trusts (REITs) — 9.1%
American Campus Communities, Inc.	39,808	$ 1,391,688
Brixmor Property Group Inc.	85,760	1,099,443
Camden Property Trust	28,172	2,569,850
CoreCivic, Inc.	33,663	315,086
CoreSite Realty Corp.	11,660	1,411,560
Corporate Office Properties Trust	32,450	822,283
Cousins Properties, Inc.	42,971	1,281,825
CyrusOne, Inc.	33,326	2,424,466
Douglas Emmett, Inc.	47,691	1,462,206
EastGroup Properties, Inc.	11,298	1,340,056
EPR Properties	22,414	742,576
First Industrial Realty Trust, Inc.	36,800	1,414,592
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
GEO Group, Inc. (The)	34,272	$ 405,438
Healthcare Realty Trust, Inc.	39,035	1,143,335
Highwoods Properties, Inc.	30,053	1,121,878
Hudson Pacific Properties, Inc.	44,347	1,115,771
JBG SMITH Properties	34,011	1,005,705
Kilroy Realty Corp.	30,627	1,797,805
Lamar Advertising Co., Class A	24,977	1,667,465
Life Storage, Inc.	13,571	1,288,566
Macerich Co. (The)(3)	32,500	291,525
Mack-Cali Realty Corp.	25,595	391,348
Medical Properties Trust, Inc.	152,842	2,873,430
National Retail Properties, Inc.	49,748	1,765,059
Omega Healthcare Investors, Inc.	65,641	1,951,507
Park Hotels & Resorts Inc.	67,143	664,044
Pebblebrook Hotel Trust	36,924	504,382
Physicians Realty Trust	58,599	1,026,654
PotlatchDeltic Corp.	18,991	722,228
PS Business Parks, Inc.	5,803	768,317
Rayonier, Inc.	40,057	993,013
Sabra Health Care REIT, Inc.	59,467	858,109
Service Properties Trust	46,482	329,557
Spirit Realty Capital, Inc.	29,780	1,038,131
STORE Capital Corp.	64,367	1,532,578
Taubman Centers, Inc.	17,823	672,996
Urban Edge Properties	32,537	386,214
Weingarten Realty Investors	34,187	647,160
		$ 43,237,846
Food & Staples Retailing — 1.0%
BJ's Wholesale Club Holdings, Inc.(1)	35,687	$ 1,330,055
Casey's General Stores, Inc.	10,644	1,591,491
Grocery Outlet Holding Corp.(1)	18,400	750,720
Sprouts Farmers Market, Inc.(1)	34,075	871,979
		$ 4,544,245
Food Products — 1.9%
Darling Ingredients, Inc.(1)	47,455	$ 1,168,342
Flowers Foods, Inc.	55,698	1,245,407
Hain Celestial Group, Inc. (The)(1)(3)	22,682	714,710
Ingredion, Inc.	19,375	1,608,125
Lancaster Colony Corp.	5,731	888,248
Pilgrim's Pride Corp.(1)	14,804	250,039
Post Holdings, Inc.(1)	18,642	1,633,412
Sanderson Farms, Inc.	5,726	663,586
Tootsie Roll Industries, Inc.(3)	4,911	168,300

8
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
TreeHouse Foods, Inc.(1)	16,326	$ 715,079
		$ 9,055,248
Gas Utilities — 1.5%
National Fuel Gas Co.	26,141	$ 1,096,092
New Jersey Resources Corp.	27,700	904,405
ONE Gas, Inc.	15,294	1,178,403
Southwest Gas Holdings, Inc.	15,945	1,101,002
Spire, Inc.	14,822	973,954
UGI Corp.	60,250	1,915,950
		$ 7,169,806
Health Care Equipment & Supplies — 3.4%
Avanos Medical, Inc.(1)	13,758	$ 404,348
Cantel Medical Corp.	10,713	473,836
Globus Medical, Inc., Class A(1)	21,664	1,033,589
Haemonetics Corp.(1)	14,577	1,305,516
Hill-Rom Holdings, Inc.	19,254	2,113,704
ICU Medical, Inc.(1)	5,605	1,033,058
Integra LifeSciences Holdings Corp.(1)	20,066	942,901
LivaNova PLC(1)	14,055	676,467
Masimo Corp.(1)	14,403	3,283,740
NuVasive, Inc.(1)	14,711	818,814
Penumbra, Inc.(1)(3)	9,565	1,710,413
Quidel Corp.(1)	11,056	2,473,670
		$ 16,270,056
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.(1)	25,730	$ 646,338
Amedisys, Inc.(1)	9,367	1,859,724
Chemed Corp.	4,592	2,071,313
Encompass Health Corp.	28,757	1,780,921
HealthEquity, Inc.(1)	20,655	1,211,829
LHC Group, Inc.(1)	8,590	1,497,409
MEDNAX, Inc.(1)	24,708	422,507
Molina Healthcare, Inc.(1)	17,126	3,048,085
Patterson Cos., Inc.	24,269	533,918
Tenet Healthcare Corp.(1)	30,293	548,606
		$ 13,620,650
Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.	22,618	$ 472,716
Caesars Entertainment Corp.(1)	162,259	1,968,202
Choice Hotels International, Inc.	9,000	710,100
Churchill Downs, Inc.	10,153	1,351,872
Cracker Barrel Old Country Store, Inc.	6,796	753,744
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Dunkin' Brands Group, Inc.	23,754	$ 1,549,473
Eldorado Resorts, Inc.(1)	24,062	963,924
Jack in the Box, Inc.	6,684	495,218
Marriott Vacations Worldwide Corp.	10,495	862,794
Papa John's International, Inc.	6,444	511,718
Penn National Gaming, Inc.(1)(3)	37,367	1,141,188
Scientific Games Corp., Class A(1)	15,275	236,152
Six Flags Entertainment Corp.	22,182	426,116
Texas Roadhouse, Inc.	18,848	990,839
Wendy's Co. (The)	51,464	1,120,886
Wyndham Destinations, Inc.	24,629	694,045
Wyndham Hotels & Resorts, Inc.	26,692	1,137,613
		$ 15,386,600
Household Durables — 1.4%
Helen of Troy, Ltd.(1)	7,303	$ 1,377,054
KB Home	25,172	772,277
Taylor Morrison Home Corp.(1)	37,000	713,730
Tempur Sealy International, Inc.(1)	12,524	901,102
Toll Brothers, Inc.	33,436	1,089,679
TopBuild Corp.(1)	9,700	1,103,569
TRI Pointe Group, Inc.(1)	37,677	553,475
		$ 6,510,886
Household Products — 0.2%
Energizer Holdings, Inc.	18,112	$ 860,139
		$ 860,139
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	15,896	$ 1,902,274
		$ 1,902,274
Insurance — 4.4%
Alleghany Corp.	4,140	$ 2,025,040
American Financial Group, Inc.	21,572	1,368,959
Brighthouse Financial, Inc.(1)	27,148	755,257
Brown & Brown, Inc.	68,049	2,773,677
CNO Financial Group, Inc.	42,391	660,028
First American Financial Corp.	32,233	1,547,829
Genworth Financial, Inc., Class A(1)	142,263	328,627
Hanover Insurance Group, Inc. (The)	11,049	1,119,595
Kemper Corp.	17,700	1,283,604
Mercury General Corp.	7,667	312,430
Old Republic International Corp.	82,666	1,348,282
Primerica, Inc.	11,797	1,375,530
Reinsurance Group of America, Inc.	19,620	1,538,993

9
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
RenaissanceRe Holdings, Ltd.	14,552	$ 2,488,829
RLI Corp.	11,566	949,569
Selective Insurance Group, Inc.	17,273	910,978
		$ 20,787,227
Interactive Media & Services — 0.2%
TripAdvisor, Inc.	29,470	$ 560,225
Yelp, Inc.(1)	18,925	437,735
		$ 997,960
Internet & Direct Marketing Retail — 1.2%
Etsy, Inc.(1)	34,333	$ 3,647,194
GrubHub, Inc.(1)	26,602	1,870,121
		$ 5,517,315
IT Services — 2.1%
Alliance Data Systems Corp.	12,263	$ 553,307
CACI International, Inc., Class A(1)	7,257	1,573,898
KBR, Inc.	41,165	928,271
LiveRamp Holdings, Inc.(1)	19,119	811,984
MAXIMUS, Inc.	17,737	1,249,572
Perspecta, Inc.	38,993	905,807
Sabre Corp.	79,707	642,438
Science Applications International Corp.	14,291	1,110,125
WEX, Inc.(1)	12,587	2,076,981
		$ 9,852,383
Leisure Products — 0.8%
Brunswick Corp.	22,880	$ 1,464,549
Mattel, Inc.(1)	100,355	970,433
Polaris, Inc.	16,656	1,541,512
		$ 3,976,494
Life Sciences Tools & Services — 2.1%
Bio-Techne Corp.	11,058	$ 2,920,086
Charles River Laboratories International, Inc.(1)	14,316	2,495,995
PRA Health Sciences, Inc.(1)	18,406	1,790,720
Repligen Corp.(1)	13,619	1,683,444
Syneos Health, Inc.(1)	18,081	1,053,218
		$ 9,943,463
Machinery — 4.4%
AGCO Corp.	17,977	$ 997,004
Colfax Corp.(1)	24,304	678,082
Crane Co.	14,403	856,402
Donaldson Co., Inc.	36,488	1,697,422
Security	Shares	Value
Machinery (continued)
Graco, Inc.	48,195	$ 2,312,878
ITT, Inc.	24,966	1,466,503
Kennametal, Inc.	23,986	688,638
Lincoln Electric Holdings, Inc.	17,151	1,444,800
Middleby Corp.(1)	16,079	1,269,276
Nordson Corp.	14,851	2,817,383
Oshkosh Corp.	19,692	1,410,341
Terex Corp.	18,128	340,263
Timken Co. (The)	19,544	889,057
Toro Co. (The)	31,005	2,056,872
Trinity Industries, Inc.(3)	27,528	586,071
Woodward, Inc.	16,398	1,271,665
		$ 20,782,657
Marine — 0.2%
Kirby Corp.(1)	17,369	$ 930,284
		$ 930,284
Media — 1.3%
AMC Networks, Inc., Class A(1)	11,733	$ 274,435
Cable One, Inc.	1,522	2,701,322
John Wiley & Sons, Inc., Class A	12,446	485,394
New York Times Co. (The), Class A	41,745	1,754,542
TEGNA, Inc.	63,219	704,260
		$ 5,919,953
Metals & Mining — 1.8%
Allegheny Technologies, Inc.(1)	35,636	$ 363,131
Carpenter Technology Corp.	13,472	327,100
Commercial Metals Co.	34,444	702,658
Compass Minerals International, Inc.	9,577	466,879
Reliance Steel & Aluminum Co.	18,411	1,747,756
Royal Gold, Inc.	18,972	2,358,599
Steel Dynamics, Inc.	60,429	1,576,593
United States Steel Corp.	63,511	458,549
Worthington Industries, Inc.	10,475	390,717
		$ 8,391,982
Multiline Retail — 0.4%
Nordstrom, Inc.(3)	31,339	$ 485,441
Ollie's Bargain Outlet Holdings, Inc.(1)	16,359	1,597,456
		$ 2,082,897
Multi-Utilities — 0.7%
Black Hills Corp.	18,153	$ 1,028,549
MDU Resources Group, Inc.	58,009	1,286,640

10
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
NorthWestern Corp.	14,608	$ 796,428
		$ 3,111,617
Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Corp.	81,329	$ 414,778
Cimarex Energy Co.	29,537	811,972
CNX Resources Corp.(1)	53,015	458,580
EQT Corp.	73,929	879,755
Equitrans Midstream Corp.	117,576	977,057
Murphy Oil Corp.(3)	41,895	578,151
PBF Energy, Inc., Class A	28,805	294,963
World Fuel Services Corp.	18,480	476,045
WPX Energy, Inc.(1)	116,887	745,739
		$ 5,637,040
Paper & Forest Products — 0.2%
Domtar Corp.	15,849	$ 334,572
Louisiana-Pacific Corp.	32,943	844,988
		$ 1,179,560
Personal Products — 0.2%
Edgewell Personal Care Co.(1)	15,309	$ 477,029
Nu Skin Enterprises, Inc., Class A	15,014	573,985
		$ 1,051,014
Pharmaceuticals — 1.1%
Catalent, Inc.(1)	46,961	$ 3,442,241
Nektar Therapeutics(1)	51,491	1,192,531
Prestige Consumer Healthcare, Inc.(1)	14,201	533,390
		$ 5,168,162
Professional Services — 1.2%
ASGN, Inc.(1)	14,952	$ 996,999
CoreLogic, Inc.	22,973	1,544,245
FTI Consulting, Inc.(1)	10,732	1,229,351
Insperity, Inc.	10,545	682,578
ManpowerGroup, Inc.	16,793	1,154,519
		$ 5,607,692
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	14,936	$ 1,545,279
		$ 1,545,279
Road & Rail — 0.9%
Avis Budget Group, Inc.(1)	15,944	$ 364,958
Knight-Swift Transportation Holdings, Inc.	35,372	1,475,366
Security	Shares	Value
Road & Rail (continued)
Landstar System, Inc.	11,201	$ 1,257,985
Ryder System, Inc.	15,545	583,093
Werner Enterprises, Inc.	16,591	722,206
		$ 4,403,608
Semiconductors & Semiconductor Equipment — 4.6%
Cabot Microelectronics Corp.	8,408	$ 1,173,252
Cirrus Logic, Inc.(1)	16,888	1,043,341
Cree, Inc.(1)	31,290	1,852,055
Enphase Energy, Inc.(1)	23,545	1,120,036
First Solar, Inc.(1)	22,059	1,091,920
MKS Instruments, Inc.	15,874	1,797,572
Monolithic Power Systems, Inc.	12,037	2,852,769
Semtech Corp.(1)	18,805	981,997
Silicon Laboratories, Inc.(1)	12,638	1,267,212
SolarEdge Technologies, Inc.(1)	14,358	1,992,603
Synaptics, Inc.(1)	9,846	591,942
Teradyne, Inc.	47,955	4,052,677
Universal Display Corp.	12,265	1,835,089
		$ 21,652,465
Software — 4.0%
ACI Worldwide, Inc.(1)	33,542	$ 905,299
Blackbaud, Inc.	14,355	819,383
CDK Global, Inc.	35,157	1,456,203
Ceridian HCM Holding, Inc.(1)	29,367	2,327,922
Commvault Systems, Inc.(1)	12,288	475,546
Fair Isaac Corp.(1)	8,390	3,507,356
j2 Global, Inc.	13,135	830,263
LogMeIn, Inc.	14,109	1,196,020
Manhattan Associates, Inc.(1)	18,369	1,730,360
Paylocity Holding Corp.(1)	10,406	1,518,131
PTC, Inc.(1)	30,123	2,343,268
Qualys, Inc.(1)	9,693	1,008,266
Teradata Corp.(1)	31,554	656,323
		$ 18,774,340
Specialty Retail — 2.1%
Aaron's, Inc.	19,546	$ 887,388
American Eagle Outfitters, Inc.(3)	44,892	489,323
AutoNation, Inc.(1)	16,611	624,241
Dick's Sporting Goods, Inc.	18,849	777,710
Five Below, Inc.(1)	16,123	1,723,710
Foot Locker, Inc.	30,022	875,442
Murphy USA, Inc.(1)	7,935	893,402
RH (1)	4,799	1,194,471

11
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Sally Beauty Holdings, Inc.(1)	32,627	$ 408,816
Urban Outfitters, Inc.(1)	19,951	303,654
Williams-Sonoma, Inc.	22,495	1,844,815
		$ 10,022,972
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.(1)	36,972	$ 640,355
		$ 640,355
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	12,616	$ 1,018,111
Columbia Sportswear Co.	8,144	656,243
Deckers Outdoor Corp.(1)	8,100	1,590,759
Skechers USA, Inc., Class A(1)	39,394	1,236,184
		$ 4,501,297
Thrifts & Mortgage Finance — 0.7%
Essent Group, Ltd.	32,002	$ 1,160,712
New York Community Bancorp, Inc.	134,213	1,368,973
Washington Federal, Inc.	21,974	589,782
		$ 3,119,467
Trading Companies & Distributors — 0.8%
GATX Corp.	10,096	$ 615,654
MSC Industrial Direct Co., Inc., Class A	13,142	956,869
Univar Solutions, Inc.(1)	40,067	675,530
Watsco, Inc.	9,477	1,684,063
		$ 3,932,116
Water Utilities — 0.6%
Essential Utilities, Inc.	64,508	$ 2,724,818
		$ 2,724,818
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	28,199	$ 560,596
		$ 560,596
Total Common Stocks (identified cost $413,181,932)		$ 452,321,744

Exchange-Traded Funds — 2.2%

Security	Shares	Value
SPDR S&P MidCap 400 ETF Trust(3)	33,000	$ 10,708,170
Total Exchange-Traded Funds (identified cost $9,827,785)		$ 10,708,170

Short-Term Investments — 4.7%
Other — 1.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	7,338,558	$ 7,338,558
Total Other (identified cost $7,338,558)		$ 7,338,558
Securities Lending Collateral — 2.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(5)	12,768,322	$ 12,768,322
Total Securities Lending Collateral (identified cost $12,768,322)		$ 12,768,322
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/13/20(6)	$2,000	$ 1,999,714
Total U.S. Treasury Obligations (identified cost $1,998,083)		$ 1,999,714
Total Short-Term Investments (identified cost $22,104,963)		$ 22,106,594
Total Investments — 102.6% (identified cost $445,114,680)		$ 485,136,508
Other Assets, Less Liabilities — (2.6)%		$ (12,347,714)
Net Assets — 100.0%		$ 472,788,794

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Fund's investment advisor.
(3)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $18,254,401.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

12
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	57	Long	9/18/20	$10,140,870	$ 113,905
					$113,905
13
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $436,663,970) - including $18,254,401 of securities on loan	$ 476,525,733
Investments in securities of affiliated issuers, at value (identified cost $8,450,710)	8,610,775
Receivable for variation margin on open futures contracts	132,240
Cash	1,495,820
Receivable for capital shares sold	91,926
Dividends receivable	524,429
Dividends receivable - affiliated	1,039
Securities lending income receivable	5,905
Receivable from affiliate	37,656
Directors' deferred compensation plan	127,279
Total assets	$487,552,802
Liabilities
Payable for investments purchased	$ 1,083,975
Payable for capital shares redeemed	436,421
Deposits for securities loaned	12,768,322
Payable to affiliates:
Investment advisory fee	78,477
Administrative fee	47,087
Distribution and service fees	42,482
Sub-transfer agency fee	82
Directors' deferred compensation plan	127,279
Accrued expenses	179,883
Total liabilities	$ 14,764,008
Net Assets	$472,788,794
Sources of Net Assets
Paid-in capital	$ 397,437,571
Distributable earnings	75,351,223
Total	$472,788,794
Class I Shares
Net Assets	$ 215,724,149
Shares Outstanding	2,217,132
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 97.30
Class F Shares
Net Assets	$ 257,064,645
Shares Outstanding	2,630,172
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 97.74
14
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $470)	$ 4,121,436
Dividend income - affiliated issuers	25,003
Interest income	15,932
Securities lending income, net	33,867
Total investment income	$ 4,196,238
Expenses
Investment advisory fee	$ 453,848
Administrative fee	272,308
Distribution and service fees:
Class F	252,370
Directors' fees and expenses	12,763
Custodian fees	3,637
Transfer agency fees and expenses	139,502
Accounting fees	53,119
Professional fees	14,015
Reports to shareholders	48,635
Miscellaneous	37,633
Total expenses	$ 1,287,830
Waiver and/or reimbursement of expenses by affiliate	(286,014)
Net expenses	$ 1,001,816
Net investment income	$ 3,194,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 6,641,096
Futures contracts	922,360
Net realized gain	$ 7,563,456
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers	$ (76,455,696)
Investment securities - affiliated issuers	(260,144)
Futures contracts	58,680
Net change in unrealized appreciation (depreciation)	$(76,657,160)
Net realized and unrealized loss	$(69,093,704)
Net decrease in net assets from operations	$(65,899,282)
15
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,194,422	$ 6,856,981
Net realized gain	7,563,456	17,124,199
Net change in unrealized appreciation (depreciation)	(76,657,160)	88,771,421
Net increase (decrease) in net assets from operations	$ (65,899,282)	$112,752,601
Distributions to shareholders:
Class I	$ —	$ (18,345,023)
Class F	—	(22,802,015)
Total distributions to shareholders	$ —	$ (41,147,038)
Capital share transactions:
Class I	$ 9,523,927	$ (868,512)
Class F	(1,882,196)	11,902,788
Net increase in net assets from capital share transactions	$ 7,641,731	$ 11,034,276
Net increase (decrease) in net assets	$ (58,257,551)	$ 82,639,839
Net Assets
At beginning of period	$ 531,046,345	$ 448,406,506
At end of period	$472,788,794	$531,046,345
16
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Financial Highlights

	Class I
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 111.74	$ 97.01	$ 117.50	$ 106.11	$ 91.52	$ 95.73
Income (Loss) From Operations
Net investment income(1)	$ 0.73	$ 1.63	$ 1.58	$ 1.44	$ 1.12	$ 1.02
Net realized and unrealized gain (loss)	(15.17)	22.45	(13.43)	15.18	17.43	(3.56)
Total income (loss) from operations	$ (14.44)	$ 24.08	$ (11.85)	$ 16.62	$ 18.55	$ (2.54)
Less Distributions
From net investment income	$ —	$ (1.34)	$ (1.40)	$ (0.81)	$ (0.44)	$ (0.09)
From net realized gain	—	(8.01)	(7.24)	(4.42)	(3.52)	(1.58)
Total distributions	$ —	$ (9.35)	$ (8.64)	$ (5.23)	$ (3.96)	$ (1.67)
Net asset value — End of period	$ 97.30	$ 111.74	$ 97.01	$ 117.50	$ 106.11	$ 91.52
Total Return(2)	(12.93)% (3)	25.82%	(11.33)%	15.88%	20.27%	(2.68)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 215,724	$ 233,933	$ 202,330	$ 256,043	$ 246,310	$ 222,462
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.46% (5)	0.43%	0.44%	0.43%	0.54%	0.54%
Net expenses	0.33% (5)	0.32%	0.30%	0.30%	0.41%	0.54%
Net investment income	1.52% (5)	1.48%	1.35%	1.29%	1.15%	1.05%
Portfolio Turnover	9% (3)	15%	14%	16%	20%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
17
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 112.35	$ 97.71	$ 118.58	$ 107.30	$ 92.83	$ 97.20
Income (Loss) From Operations
Net investment income(1)	$ 0.63	$ 1.40	$ 1.31	$ 1.18	$ 1.14	$ 0.85
Net realized and unrealized gain (loss)	(15.24)	22.59	(13.54)	15.33	17.40	(3.64)
Total income (loss) from operations	$ (14.61)	$ 23.99	$ (12.23)	$ 16.51	$ 18.54	$ (2.79)
Less Distributions
From net investment income	$ —	$ (1.34)	$ (1.40)	$ (0.81)	$ (0.55)	$ —
From net realized gain	—	(8.01)	(7.24)	(4.42)	(3.52)	(1.58)
Total distributions	$ —	$ (9.35)	$ (8.64)	$ (5.23)	$ (4.07)	$ (1.58)
Net asset value — End of period	$ 97.74	$ 112.35	$ 97.71	$ 118.58	$ 107.30	$ 92.83
Total Return(2)	(13.00)% (3)	25.55%	(11.57)%	15.63%	19.96%	(2.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 257,065	$ 297,113	$ 246,076	$ 294,786	$ 261,005	$ 13,051
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66% (5)	0.63%	0.64%	0.64%	0.79%	0.77%
Net expenses	0.53% (5)	0.54%	0.55%	0.55%	0.66%	0.77%
Net investment income	1.32% (5)	1.26%	1.11%	1.05%	1.10%	0.86%
Portfolio Turnover	9% (3)	15%	14%	16%	20%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
18
See Notes to Financial Statements.

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP S&P MidCap 400 Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S& P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
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Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 452,321,744(1)	$ —	$ —	$ 452,321,744
Exchange-Traded Funds	10,708,170	—	—	10,708,170
Short-Term Investments:
Other	—	7,338,558	—	7,338,558
Securities Lending Collateral	12,768,322	—	—	12,768,322
U.S. Treasury Obligations	—	1,999,714	—	1,999,714
Total Investments	$475,798,236	$9,338,272	$ —	$485,136,508
Futures Contracts	$ 113,905	$ —	$ —	$ 113,905
Total	$475,912,141	$9,338,272	$ —	$485,250,413

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are
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VP S&P MidCap 400 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $453,848. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $286,014.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $272,308.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $252,370 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $218 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the
21

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VP S&P MidCap 400 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $598, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $138,860 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $55,282,177 and $41,413,236, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$444,622,001
Gross unrealized appreciation	$ 104,703,698
Gross unrealized depreciation	(64,075,286)
Net unrealized appreciation	$ 40,628,412
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During the six months ended June 30, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$113,905 (1)	$—

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:
	Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$922,360	$58,680
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2020 was approximately $8,181,000.
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VP S&P MidCap 400 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan was $18,254,401 and the total value of collateral received was $18,425,777, comprised of cash of $12,768,322 and U.S. government and/or agencies securities of $5,657,455.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 2,085,232	$ —	$ —	$ —	$ 2,085,232
Exchange-Traded Funds	10,683,090	—	—	—	10,683,090
Total	$12,768,322	$ —	$ —	$ —	$12,768,322
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
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VP S&P MidCap 400 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Companies
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2020, the value of the Fund's investment in affiliated companies was $8,610,775, which represents 1.8% of the Fund's net assets. Transactions in affiliated companies by the Fund for the six months ended June 30, 2020 were as follows:
Name of issuer/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Eaton Vance Corp.	$1,491,839	$ 40,522	$ —	$ —	$ (260,144)	$ 1,272,217	$ 23,964	32,959
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	16,969,671	(9,631,113)	—	—	7,338,558	1,039	7,338,558
Totals				$ —	$(260,144)	$8,610,775	$25,003
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	318,409	$ 28,320,851	87,377	$ 9,530,108
Reinvestment of distributions	—	—	181,418	18,345,023
Shares redeemed	(194,868)	(18,796,924)	(260,862)	(28,743,643)
Net increase (decrease)	123,541	$ 9,523,927	7,933	$ (868,512)
Class F
Shares sold	88,920	$ 8,083,217	93,788	$ 10,401,238
Reinvestment of distributions	—	—	224,165	22,802,015
Shares redeemed	(103,227)	(9,965,413)	(192,009)	(21,300,465)
Net increase (decrease)	(14,307)	$ (1,882,196)	125,944	$ 11,902,788
At June 30, 2020, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 22.5% and 50.2%, respectively, of the value of the outstanding shares of the Fund.
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Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
25

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
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June 30, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P MidCap 400 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019, while it had underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
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June 30, 2020
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
29

Calvert
VP S&P MidCap 400 Index Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
30

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24224     6.30.20

Calvert
VP S&P 500® Index Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP S&P 500® Index Portfolio

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Performance

Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	12/29/1995	12/29/1995	(3.25)%	7.18%	10.36%	13.57%

S&P 500® Index	—	—	(3.08)%	7.51%	10.72%	13.98%

% Total Annual Operating Expense Ratios[3]
Gross	0.38%
Net	0.28
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Microsoft Corp.	5.9%
Apple, Inc.	5.7
Amazon.com, Inc.	4.5
Facebook, Inc., Class A	2.1
Alphabet, Inc., Class A	1.6
Alphabet, Inc., Class C	1.6
Johnson & Johnson	1.4
Berkshire Hathaway, Inc., Class B	1.3
Visa, Inc., Class A	1.3
Procter & Gamble Co. (The)	1.1
Total	26.5%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
	$1,000.00	$ 967.50	$1.37 **	0.28%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,023.47	$1.41 **	0.28%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on
December 31, 2019. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 1.7%
Boeing Co. (The)	8,646	$ 1,584,812
General Dynamics Corp.	3,708	554,198
Howmet Aerospace, Inc.	6,525	103,421
Huntington Ingalls Industries, Inc.	647	112,895
L3Harris Technologies, Inc.	3,498	593,506
Lockheed Martin Corp.	3,970	1,448,732
Northrop Grumman Corp.	2,480	762,451
Raytheon Technologies Corp.	23,719	1,461,565
Teledyne Technologies, Inc.(1)	590	183,460
Textron, Inc.	3,724	122,557
TransDigm Group, Inc.	813	359,387
		$ 7,286,984
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(2)	2,280	$ 180,257
Expeditors International of Washington, Inc.	2,876	218,691
FedEx Corp.	3,799	532,696
United Parcel Service, Inc., Class B	11,339	1,260,670
		$ 2,192,314
Airlines — 0.2%
Alaska Air Group, Inc.	2,098	$ 76,073
American Airlines Group, Inc.(2)	8,011	104,704
Delta Air Lines, Inc.	9,391	263,418
Southwest Airlines Co.	8,453	288,923
United Airlines Holdings, Inc.(1)	4,069	140,828
		$ 873,946
Auto Components — 0.1%
Aptiv PLC	4,320	$ 336,614
BorgWarner, Inc.	3,369	118,926
		$ 455,540
Automobiles — 0.2%
Ford Motor Co.	61,622	$ 374,662
General Motors Co.	19,897	503,394
		$ 878,056
Banks — 3.6%
Bank of America Corp.	125,739	$ 2,986,301
Citigroup, Inc.	33,525	1,713,128
Citizens Financial Group, Inc.	7,093	179,027
Comerica, Inc.	2,405	91,631
Fifth Third Bancorp	11,841	228,294
Security	Shares	Value
Banks (continued)
First Republic Bank	2,750	$ 291,473
Huntington Bancshares, Inc.	16,850	152,240
JPMorgan Chase & Co.	49,069	4,615,430
KeyCorp	16,070	195,733
M&T Bank Corp.	2,066	214,802
People's United Financial, Inc.	7,516	86,960
PNC Financial Services Group, Inc. (The)	6,934	729,526
Regions Financial Corp.	16,095	178,976
SVB Financial Group(1)	868	187,080
Truist Financial Corp.	21,699	814,797
U.S. Bancorp	22,074	812,765
Wells Fargo & Co.	60,083	1,538,125
Zions Bancorp NA	2,781	94,554
		$ 15,110,842
Beverages — 1.7%
Brown-Forman Corp., Class B	3,068	$ 195,309
Coca-Cola Co. (The)	62,248	2,781,241
Constellation Brands, Inc., Class A	2,733	478,138
Molson Coors Beverage Co., Class B	3,257	111,911
Monster Beverage Corp.(1)	6,228	431,725
PepsiCo, Inc.	22,344	2,955,217
		$ 6,953,541
Biotechnology — 2.4%
AbbVie, Inc.	28,380	$ 2,786,348
Alexion Pharmaceuticals, Inc.(1)	3,610	405,186
Amgen, Inc.	9,488	2,237,840
Biogen, Inc.(1)	2,628	703,121
Gilead Sciences, Inc.	20,236	1,556,958
Incyte Corp.(1)	2,917	303,281
Regeneron Pharmaceuticals, Inc.(1)	1,609	1,003,453
Vertex Pharmaceuticals, Inc.(1)	4,175	1,212,044
		$ 10,208,231
Building Products — 0.4%
A.O. Smith Corp.	2,397	$ 112,947
Allegion PLC	1,516	154,966
Carrier Global Corp.	13,343	296,481
Fortune Brands Home & Security, Inc.	2,381	152,217
Johnson Controls International PLC	12,208	416,781
Masco Corp.	4,247	213,242
Trane Technologies PLC	3,909	347,823
		$ 1,694,457

6
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.7%
Ameriprise Financial, Inc.	1,970	$ 295,579
Bank of New York Mellon Corp. (The)	13,280	513,272
BlackRock, Inc.	2,484	1,351,520
Cboe Global Markets, Inc.	1,809	168,744
Charles Schwab Corp. (The)	18,487	623,751
CME Group, Inc.	5,775	938,668
E*Trade Financial Corp.	3,686	183,305
Franklin Resources, Inc.	4,468	93,694
Goldman Sachs Group, Inc. (The)	5,043	996,598
Intercontinental Exchange, Inc.	8,812	807,179
Invesco, Ltd.	6,136	66,023
MarketAxess Holdings, Inc.	625	313,075
Moody's Corp.	2,569	705,781
Morgan Stanley	19,284	931,417
MSCI, Inc.	1,340	447,319
Nasdaq, Inc.	1,872	223,648
Northern Trust Corp.	3,457	274,278
Raymond James Financial, Inc.	2,081	143,235
S&P Global, Inc.	3,868	1,274,429
State Street Corp.	5,754	365,667
T. Rowe Price Group, Inc.	3,664	452,504
		$ 11,169,686
Chemicals — 1.8%
Air Products & Chemicals, Inc.	3,557	$ 858,873
Albemarle Corp.	1,749	135,040
Celanese Corp.	1,913	165,168
CF Industries Holdings, Inc.	3,840	108,058
Corteva, Inc.	11,843	317,274
Dow, Inc.	11,734	478,278
DuPont de Nemours, Inc.	12,087	642,182
Eastman Chemical Co.	2,269	158,013
Ecolab, Inc.	3,968	789,434
FMC Corp.	2,197	218,865
International Flavors & Fragrances, Inc.	1,758	215,285
Linde PLC	8,457	1,793,814
LyondellBasell Industries NV, Class A	4,063	267,020
Mosaic Co. (The)	6,258	78,288
PPG Industries, Inc.	3,742	396,877
Sherwin-Williams Co. (The)	1,300	751,205
		$ 7,373,674
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,368	$ 364,381
Copart, Inc.(1)	3,424	285,116
Republic Services, Inc.	3,437	282,006
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	2,503	$ 106,102
Waste Management, Inc.	6,176	654,100
		$ 1,691,705
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	898	$ 188,607
Cisco Systems, Inc.	68,294	3,185,232
F5 Networks, Inc.(1)	973	135,714
Juniper Networks, Inc.	5,297	121,089
Motorola Solutions, Inc.	2,711	379,893
		$ 4,010,535
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	2,095	$ 177,656
Quanta Services, Inc.	2,533	99,370
		$ 277,026
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,052	$ 217,312
Vulcan Materials Co.	2,094	242,590
		$ 459,902
Consumer Finance — 0.5%
American Express Co.	10,618	$ 1,010,834
Capital One Financial Corp.	7,332	458,910
Discover Financial Services	4,933	247,094
Synchrony Financial	9,034	200,193
		$ 1,917,031
Containers & Packaging — 0.3%
Amcor PLC	26,433	$ 269,881
Avery Dennison Corp.	1,362	155,391
Ball Corp.	5,337	370,868
International Paper Co.	6,543	230,379
Packaging Corp. of America	1,640	163,672
Sealed Air Corp.	2,811	92,341
WestRock Co.	4,502	127,227
		$ 1,409,759
Distributors — 0.1%
Genuine Parts Co.	2,424	$ 210,791
LKQ Corp.(1)	5,333	139,725
		$ 350,516

7
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	3,453	$ 49,309
		$ 49,309
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	31,359	$ 5,597,895
		$ 5,597,895
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	114,739	$ 3,468,560
CenturyLink, Inc.	16,009	160,570
Verizon Communications, Inc.	66,637	3,673,698
		$ 7,302,828
Electric Utilities — 1.8%
Alliant Energy Corp.	3,804	$ 181,983
American Electric Power Co., Inc.	7,992	636,483
Duke Energy Corp.	11,834	945,418
Edison International	5,851	317,768
Entergy Corp.	3,248	304,695
Evergy, Inc.	3,803	225,480
Eversource Energy	5,282	439,832
Exelon Corp.	15,383	558,249
FirstEnergy Corp.	8,815	341,846
NextEra Energy, Inc.	7,882	1,893,020
Pinnacle West Capital Corp.	1,946	142,622
PPL Corp.	12,622	326,153
Southern Co. (The)	17,005	881,709
Xcel Energy, Inc.	8,298	518,625
		$ 7,713,883
Electrical Equipment — 0.5%
AMETEK, Inc.	3,617	$ 323,252
Eaton Corp. PLC	6,542	572,294
Emerson Electric Co.	9,640	597,969
Rockwell Automation, Inc.	1,885	401,505
		$ 1,895,020
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	4,837	$ 463,433
CDW Corp.	2,274	264,193
Corning, Inc.	12,223	316,576
FLIR Systems, Inc.	2,189	88,808
IPG Photonics Corp.(1)	616	98,800
Keysight Technologies, Inc.(1)	3,060	308,387
TE Connectivity, Ltd.	5,457	445,018
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	900	$ 230,355
		$ 2,215,570
Energy Equipment & Services — 0.2%
Baker Hughes Co.	10,603	$ 163,180
Halliburton Co.	14,843	192,662
National Oilwell Varco, Inc.	6,752	82,712
Schlumberger, Ltd.	22,587	415,375
TechnipFMC PLC	7,315	50,035
		$ 903,964
Entertainment — 2.0%
Activision Blizzard, Inc.	12,408	$ 941,767
Electronic Arts, Inc.(1)	4,620	610,071
Live Nation Entertainment, Inc.(1)	2,351	104,220
Netflix, Inc.(1)	7,083	3,223,048
Take-Two Interactive Software, Inc.(1)	1,847	257,786
Walt Disney Co. (The)	29,088	3,243,603
		$ 8,380,495
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	2,032	$ 329,692
American Tower Corp.	7,139	1,845,717
Apartment Investment and Management Co., Class A	2,585	97,299
AvalonBay Communities, Inc.	2,210	341,754
Boston Properties, Inc.	2,276	205,705
Crown Castle International Corp.	6,711	1,123,086
Digital Realty Trust, Inc.	4,321	614,057
Duke Realty Corp.	5,817	205,864
Equinix, Inc.	1,410	990,243
Equity Residential	5,524	324,922
Essex Property Trust, Inc.	1,046	239,712
Extra Space Storage, Inc.	2,049	189,266
Federal Realty Investment Trust	1,146	97,651
Healthpeak Properties, Inc.	8,291	228,500
Host Hotels & Resorts, Inc.	11,966	129,113
Iron Mountain, Inc.(2)	4,836	126,220
Kimco Realty Corp.	7,168	92,037
Mid-America Apartment Communities, Inc.	1,805	206,979
Prologis, Inc.	11,894	1,110,067
Public Storage	2,377	456,123
Realty Income Corp.	5,445	323,978
Regency Centers Corp.	2,902	133,173
SBA Communications Corp.	1,782	530,893
Simon Property Group, Inc.	5,007	342,379
SL Green Realty Corp.	1,360	67,034

8
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.	4,724	$ 176,583
Ventas, Inc.	6,081	222,686
Vornado Realty Trust	2,668	101,944
Welltower, Inc.	6,620	342,585
Weyerhaeuser Co.	12,433	279,245
		$ 11,474,507
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	7,110	$ 2,155,823
Kroger Co. (The)	12,691	429,590
Sysco Corp.	8,325	455,045
Walgreens Boots Alliance, Inc.	11,864	502,915
Walmart, Inc.	22,803	2,731,343
		$ 6,274,716
Food Products — 1.1%
Archer-Daniels-Midland Co.	8,809	$ 351,479
Campbell Soup Co.	2,841	140,999
Conagra Brands, Inc.	7,940	279,250
General Mills, Inc.	9,564	589,621
Hershey Co. (The)	2,347	304,218
Hormel Foods Corp.(2)	4,400	212,388
JM Smucker Co. (The)	1,861	196,912
Kellogg Co.	3,940	260,276
Kraft Heinz Co. (The)	9,856	314,308
Lamb Weston Holdings, Inc.	2,342	149,724
McCormick & Co., Inc.	2,016	361,691
Mondelez International, Inc., Class A	22,785	1,164,997
Tyson Foods, Inc., Class A	4,816	287,563
		$ 4,613,426
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,947	$ 193,882
		$ 193,882
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	28,485	$ 2,604,384
ABIOMED, Inc.(1)	722	174,406
Align Technology, Inc.(1)	1,197	328,505
Baxter International, Inc.	8,079	695,602
Becton, Dickinson and Co.	4,705	1,125,765
Boston Scientific Corp.(1)	23,007	807,776
Cooper Cos., Inc. (The)	809	229,465
Danaher Corp.	10,133	1,791,818
DENTSPLY SIRONA, Inc.	3,629	159,894
DexCom, Inc.(1)	1,490	604,046
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(1)	9,903	$ 684,396
Hologic, Inc.(1)	4,158	237,006
IDEXX Laboratories, Inc.(1)	1,357	448,027
Intuitive Surgical, Inc.(1)	1,878	1,070,141
Medtronic PLC	21,596	1,980,353
ResMed, Inc.	2,275	436,800
STERIS PLC	1,415	217,118
Stryker Corp.	5,191	935,366
Teleflex, Inc.	755	274,805
Varian Medical Systems, Inc.(1)	1,483	181,697
West Pharmaceutical Services, Inc.	1,190	270,332
Zimmer Biomet Holdings, Inc.	3,255	388,517
		$ 15,646,219
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp., Class A	2,453	$ 247,189
Anthem, Inc.	4,013	1,055,339
Cardinal Health, Inc.	4,629	241,588
Centene Corp.(1)	9,239	587,138
Cigna Corp.	5,909	1,108,824
CVS Health Corp.	21,049	1,367,554
DaVita, Inc.(1)	1,375	108,817
HCA Healthcare, Inc.	4,187	406,390
Henry Schein, Inc.(1)	2,448	142,939
Humana, Inc.	2,096	812,724
Laboratory Corp. of America Holdings(1)	1,620	269,098
McKesson Corp.	2,660	408,097
Quest Diagnostics, Inc.	2,153	245,356
UnitedHealth Group, Inc.	15,272	4,504,476
Universal Health Services, Inc., Class B	1,283	119,178
		$ 11,624,707
Health Care Technology — 0.1%
Cerner Corp.	4,971	$ 340,762
		$ 340,762
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.(2)	7,629	$ 125,268
Chipotle Mexican Grill, Inc.(1)	405	426,206
Darden Restaurants, Inc.	2,069	156,768
Domino's Pizza, Inc.	620	229,053
Hilton Worldwide Holdings, Inc.	4,465	327,954
Las Vegas Sands Corp.	5,600	255,024
Marriott International, Inc., Class A	4,294	368,125
McDonald's Corp.	12,023	2,217,883
MGM Resorts International	8,667	145,606

9
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Norwegian Cruise Line Holdings, Ltd.(1)	3,550	$ 58,326
Royal Caribbean Cruises, Ltd.	2,805	141,091
Starbucks Corp.	18,889	1,390,042
Wynn Resorts, Ltd.	1,576	117,396
Yum! Brands, Inc.	4,786	415,951
		$ 6,374,693
Household Durables — 0.4%
D.R. Horton, Inc.	5,306	$ 294,218
Garmin, Ltd.	2,435	237,412
Leggett & Platt, Inc.	2,147	75,467
Lennar Corp., Class A	4,566	281,357
Mohawk Industries, Inc.(1)	1,067	108,578
Newell Brands, Inc.	6,276	99,663
NVR, Inc.(1)	60	195,525
PulteGroup, Inc.	4,425	150,583
Whirlpool Corp.	1,100	142,483
		$ 1,585,286
Household Products — 1.7%
Church & Dwight Co., Inc.	3,883	$ 300,156
Clorox Co. (The)	2,048	449,270
Colgate-Palmolive Co.	13,793	1,010,475
Kimberly-Clark Corp.	5,425	766,824
Procter & Gamble Co. (The)	39,934	4,774,908
		$ 7,301,633
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	10,506	$ 152,232
NRG Energy, Inc.	4,351	141,668
		$ 293,900
Industrial Conglomerates — 1.1%
3M Co.	9,200	$ 1,435,108
General Electric Co.	140,861	962,081
Honeywell International, Inc.	11,302	1,634,156
Roper Technologies, Inc.	1,647	639,464
		$ 4,670,809
Insurance — 1.9%
Aflac, Inc.	11,616	$ 418,524
Allstate Corp. (The)	5,127	497,268
American International Group, Inc.	14,194	442,569
Aon PLC, Class A	3,705	713,583
Arthur J. Gallagher & Co.	3,043	296,662
Assurant, Inc.	989	102,154
Security	Shares	Value
Insurance (continued)
Chubb, Ltd.	7,172	$ 908,119
Cincinnati Financial Corp.	2,479	158,730
Everest Re Group, Ltd.	708	145,990
Globe Life, Inc.	1,577	117,061
Hartford Financial Services Group, Inc. (The)	5,704	219,889
Lincoln National Corp.	3,236	119,052
Loews Corp.	3,898	133,662
Marsh & McLennan Cos., Inc.	8,217	882,259
MetLife, Inc.	12,754	465,776
Principal Financial Group, Inc.	4,213	175,008
Progressive Corp. (The)	9,442	756,399
Prudential Financial, Inc.	6,362	387,446
Travelers Cos., Inc. (The)	4,085	465,894
Unum Group	3,725	61,798
Willis Towers Watson PLC	2,098	413,201
WR Berkley Corp.	2,400	137,496
		$ 8,018,540
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(1)	4,832	$ 6,852,018
Alphabet, Inc., Class C(1)	4,710	6,658,103
Facebook, Inc., Class A(1)	38,802	8,810,770
Twitter, Inc.(1)	12,667	377,350
		$ 22,698,241
Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	6,760	$ 18,649,623
Booking Holdings, Inc.(1)	662	1,054,129
eBay, Inc.	10,637	557,911
Expedia Group, Inc.	2,181	179,278
		$ 20,440,941
IT Services — 5.6%
Accenture PLC, Class A	10,259	$ 2,202,812
Akamai Technologies, Inc.(1)	2,662	285,074
Automatic Data Processing, Inc.	6,847	1,019,450
Broadridge Financial Solutions, Inc.	1,925	242,916
Cognizant Technology Solutions Corp., Class A	8,665	492,345
DXC Technology Co.	4,556	75,174
Fidelity National Information Services, Inc.	9,949	1,334,061
Fiserv, Inc.(1)	9,038	882,289
FleetCor Technologies, Inc.(1)	1,373	345,351
Gartner, Inc.(1)	1,493	181,146
Global Payments, Inc.	4,756	806,713
International Business Machines Corp.	14,298	1,726,769
Jack Henry & Associates, Inc.	1,297	238,687

10
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Leidos Holdings, Inc.	2,106	$ 197,269
MasterCard, Inc., Class A	14,263	4,217,569
Paychex, Inc.	5,041	381,856
PayPal Holdings, Inc.(1)	18,908	3,294,341
VeriSign, Inc.(1)	1,635	338,167
Visa, Inc., Class A	27,169	5,248,236
Western Union Co. (The)	7,140	154,367
		$ 23,664,592
Leisure Products — 0.0%(3)
Hasbro, Inc.	2,146	$ 160,843
		$ 160,843
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	4,897	$ 432,748
Bio-Rad Laboratories, Inc., Class A(1)	344	155,313
Illumina, Inc.(1)	2,371	878,100
IQVIA Holdings, Inc.(1)	2,944	417,695
Mettler-Toledo International, Inc.(1)	397	319,803
PerkinElmer, Inc.	1,778	174,404
Thermo Fisher Scientific, Inc.	6,360	2,304,482
Waters Corp.(1)	1,051	189,600
		$ 4,872,145
Machinery — 1.5%
Caterpillar, Inc.	8,746	$ 1,106,369
Cummins, Inc.	2,424	419,982
Deere & Co.	4,983	783,078
Dover Corp.	2,370	228,847
Flowserve Corp.	2,403	68,534
Fortive Corp.	4,676	316,378
IDEX Corp.	1,241	196,128
Illinois Tool Works, Inc.	4,628	809,206
Ingersoll Rand, Inc.(1)	5,449	153,226
Otis Worldwide Corp.	6,671	379,313
PACCAR, Inc.	5,473	409,654
Parker-Hannifin Corp.	2,033	372,588
Pentair PLC	2,736	103,941
Snap-on, Inc.	895	123,966
Stanley Black & Decker, Inc.	2,406	335,348
Westinghouse Air Brake Technologies Corp.	3,012	173,401
Xylem, Inc.	2,938	190,853
		$ 6,170,812
Media — 1.3%
Charter Communications, Inc., Class A(1)	2,427	$ 1,237,867
Security	Shares	Value
Media (continued)
Comcast Corp., Class A	73,348	$ 2,859,105
Discovery, Inc., Class A(1)	2,923	61,675
Discovery, Inc., Class C(1)	5,094	98,110
DISH Network Corp., Class A(1)	4,169	143,872
Fox Corp., Class A	5,784	155,127
Fox Corp., Class B	2,865	76,897
Interpublic Group of Cos., Inc. (The)	6,573	112,793
News Corp., Class A	6,766	80,245
News Corp., Class B	2,023	24,175
Omnicom Group, Inc.	3,664	200,054
ViacomCBS, Inc., Class B	8,817	205,613
		$ 5,255,533
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	23,672	$ 273,885
Newmont Corp.	12,974	801,015
Nucor Corp.	4,798	198,685
		$ 1,273,585
Multiline Retail — 0.5%
Dollar General Corp.	4,029	$ 767,565
Dollar Tree, Inc.(1)	3,745	347,086
Kohl's Corp.	2,707	56,224
Target Corp.	8,019	961,719
		$ 2,132,594
Multi-Utilities — 1.0%
Ameren Corp.	3,893	$ 273,911
CenterPoint Energy, Inc.	8,529	159,236
CMS Energy Corp.	4,492	262,423
Consolidated Edison, Inc.	5,424	390,148
Dominion Energy, Inc.	13,515	1,097,148
DTE Energy Co.	3,040	326,800
NiSource, Inc.	6,095	138,600
Public Service Enterprise Group, Inc.	8,251	405,619
Sempra Energy	4,711	552,271
WEC Energy Group, Inc.	4,992	437,549
		$ 4,043,705
Oil, Gas & Consumable Fuels — 2.6%
Apache Corp.	6,135	$ 82,823
Cabot Oil & Gas Corp.	6,455	110,897
Chevron Corp.	30,163	2,691,444
Concho Resources, Inc.	3,280	168,920
ConocoPhillips	17,364	729,635
Devon Energy Corp.	6,457	73,222

11
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	2,750	$ 115,005
EOG Resources, Inc.	9,492	480,865
Exxon Mobil Corp.	68,090	3,044,985
Hess Corp.	4,142	214,597
HollyFrontier Corp.	2,668	77,906
Kinder Morgan, Inc.	30,825	467,615
Marathon Oil Corp.	13,891	85,013
Marathon Petroleum Corp.	10,275	384,079
Noble Energy, Inc.	8,122	72,773
Occidental Petroleum Corp.	14,575	266,723
ONEOK, Inc.	6,740	223,903
Phillips 66	7,032	505,601
Pioneer Natural Resources Co.	2,703	264,083
Valero Energy Corp.	6,498	382,212
Williams Cos., Inc. (The)	19,775	376,120
		$ 10,818,421
Personal Products — 0.2%
Coty, Inc., Class A	5,288	$ 23,637
Estee Lauder Cos., Inc. (The), Class A	3,620	683,022
		$ 706,659
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	36,438	$ 2,142,554
Eli Lilly & Co.	13,511	2,218,236
Johnson & Johnson	42,427	5,966,509
Merck & Co., Inc.	40,740	3,150,424
Mylan NV(1)	8,689	139,719
Perrigo Co. PLC	2,125	117,449
Pfizer, Inc.	89,454	2,925,146
Zoetis, Inc.	7,648	1,048,082
		$ 17,708,119
Professional Services — 0.4%
Equifax, Inc.	1,976	$ 339,635
IHS Markit, Ltd.	6,542	493,921
Nielsen Holdings PLC	6,382	94,836
Robert Half International, Inc.	1,884	99,532
Verisk Analytics, Inc.	2,593	441,329
		$ 1,469,253
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	5,297	$ 239,530
		$ 239,530
Security	Shares	Value
Road & Rail — 1.0%
CSX Corp.	12,306	$ 858,221
J.B. Hunt Transport Services, Inc.	1,477	177,742
Kansas City Southern	1,569	234,236
Norfolk Southern Corp.	4,126	724,402
Old Dominion Freight Line, Inc.	1,516	257,098
Union Pacific Corp.	10,928	1,847,597
		$ 4,099,296
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(1)	18,861	$ 992,277
Analog Devices, Inc.	5,828	714,746
Applied Materials, Inc.	14,618	883,658
Broadcom, Inc.	6,438	2,031,897
Intel Corp.	68,183	4,079,389
KLA Corp.	2,574	500,592
Lam Research Corp.	2,296	742,664
Maxim Integrated Products, Inc.	4,415	267,593
Microchip Technology, Inc.	3,899	410,604
Micron Technology, Inc.(1)	17,910	922,723
NVIDIA Corp.	9,906	3,763,388
Qorvo, Inc.(1)	1,838	203,154
QUALCOMM, Inc.	18,269	1,666,315
Skyworks Solutions, Inc.	2,780	355,451
Texas Instruments, Inc.	14,780	1,876,617
Xilinx, Inc.	3,979	391,494
		$ 19,802,562
Software — 9.2%
Adobe, Inc.(1)	7,759	$ 3,377,570
ANSYS, Inc.(1)	1,354	395,003
Autodesk, Inc.(1)	3,482	832,860
Cadence Design Systems, Inc.(1)	4,440	426,062
Citrix Systems, Inc.	1,864	275,704
Fortinet, Inc.(1)	2,164	297,052
Intuit, Inc.	4,199	1,243,702
Microsoft Corp.	122,331	24,895,582
NortonLifeLock, Inc.	8,727	173,057
Oracle Corp.	33,518	1,852,540
Paycom Software, Inc.(1)	800	247,784
salesforce.com, Inc.(1)	14,510	2,718,158
ServiceNow, Inc.(1)	3,071	1,243,939
Synopsys, Inc.(1)	2,379	463,905
Tyler Technologies, Inc.(1)	640	222,003
		$ 38,664,921

12
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	1,108	$ 157,835
AutoZone, Inc.(1)	377	425,301
Best Buy Co., Inc.	3,800	331,626
CarMax, Inc.(1)	2,683	240,263
Gap, Inc. (The)	4,154	52,423
Home Depot, Inc. (The)	17,320	4,338,833
L Brands, Inc.	4,029	60,314
Lowe's Cos., Inc.	12,129	1,638,871
O'Reilly Automotive, Inc.(1)	1,195	503,896
Ross Stores, Inc.	5,724	487,914
Tiffany & Co.	1,801	219,614
TJX Cos., Inc. (The)	19,190	970,246
Tractor Supply Co.	1,975	260,285
Ulta Beauty, Inc.(1)	905	184,095
		$ 9,871,516
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	65,676	$ 23,958,605
Hewlett Packard Enterprise Co.	20,477	199,241
HP, Inc.	23,451	408,751
NetApp, Inc.	3,724	165,234
Seagate Technology PLC	3,658	177,084
Western Digital Corp.	4,706	207,770
Xerox Holdings Corp.	3,205	49,004
		$ 25,165,689
Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.(2)	6,857	$ 77,415
NIKE, Inc., Class B	19,903	1,951,489
PVH Corp.	1,314	63,138
Ralph Lauren Corp., Class A	811	58,814
Tapestry, Inc.	4,928	65,444
Under Armour, Inc., Class A(1)	3,534	34,421
Under Armour, Inc., Class C(1)	3,507	31,002
VF Corp.	5,343	325,602
		$ 2,607,325
Tobacco — 0.7%
Altria Group, Inc.	29,927	$ 1,174,635
Philip Morris International, Inc.	25,076	1,756,824
		$ 2,931,459
Trading Companies & Distributors — 0.2%
Fastenal Co.	9,076	$ 388,816
United Rentals, Inc.(1)	1,164	173,483
Security	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	728	$ 228,708
		$ 791,007
Water Utilities — 0.1%
American Water Works Co., Inc.	2,861	$ 368,096
		$ 368,096
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	9,169	$ 954,951
		$ 954,951
Total Common Stocks (identified cost $192,968,197)		$ 413,697,584

Exchange-Traded Funds — 0.5%

Security	Shares	Value
SPDR S&P 500 ETF Trust(2)	7,000	$ 2,158,520
Total Exchange-Traded Funds (identified cost $1,986,600)		$ 2,158,520

Rights — 0.0%(3)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(3)
T-Mobile US, Inc., Exp. 7/27/20(1)	6,169	$ 1,036
Total Rights (identified cost $2,283)		$ 1,036

Short-Term Investments — 0.9%
Other — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	2,655,310	$ 2,655,310
Total Other (identified cost $2,655,310)		$ 2,655,310
Securities Lending Collateral — 0.0%(3)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(5)	130,272	$ 130,272
Total Securities Lending Collateral (identified cost $130,272)		$ 130,272

13
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/13/20(6)	$1,000	$ 999,857
Total U.S. Treasury Obligations (identified cost $998,214)		$ 999,857
Total Short-Term Investments (identified cost $3,783,796)		$ 3,785,439
Total Investments — 100.1% (identified cost $198,740,876)		$ 419,642,579

Other Assets, Less Liabilities — (0.1)%	$ (387,096)
Net Assets — 100.0%	$ 419,255,483

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $2,933,520.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	26	Long	9/18/20	$4,017,260	$ (15,580)
					$(15,580)
14
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $196,085,566) - including $2,933,520 of securities on loan	$ 416,987,269
Investments in securities of affiliated issuers, at value (identified cost $2,655,310)	2,655,310
Receivable for variation margin on open futures contracts	56,499
Receivable for capital shares sold	49,583
Dividends receivable	346,815
Dividends receivable - affiliated	392
Securities lending income receivable	1,898
Receivable from affiliate	44,150
Directors' deferred compensation plan	106,883
Total assets	$420,248,799
Liabilities
Payable for capital shares redeemed	$ 504,966
Deposits for securities loaned	130,272
Payable to affiliates:
Investment advisory fee	62,322
Administrative fee	41,548
Sub-transfer agency fee	83
Directors' deferred compensation plan	106,883
Accrued expenses	147,242
Total liabilities	$ 993,316
Net Assets	$419,255,483
Sources of Net Assets
Paid-in capital	$ 170,997,656
Distributable earnings	248,257,827
Total	$419,255,483

Net Assets	$ 419,255,483
Shares Outstanding	2,931,878
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 143.00
15
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income	$ 4,135,054
Dividend income - affiliated issuers	392
Interest income	18,287
Securities lending income, net	4,849
Total investment income	$ 4,158,582
Expenses
Investment advisory fee	$ 371,415
Administrative fee	247,610
Directors' fees and expenses	11,511
Custodian fees	6,308
Transfer agency fees and expenses	128,136
Accounting fees	47,094
Professional fees	14,864
Reports to shareholders	44,824
Miscellaneous	31,238
Total expenses	$ 903,000
Waiver and/or reimbursement of expenses by affiliate	(324,709)
Net expenses	$ 578,291
Net investment income	$ 3,580,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 6,470,047
Futures contracts	(77,258)
Net realized gain	$ 6,392,789
Change in unrealized appreciation (depreciation):
Investment securities	$ (25,055,216)
Futures contracts	(32,305)
Net change in unrealized appreciation (depreciation)	$(25,087,521)
Net realized and unrealized loss	$(18,694,732)
Net decrease in net assets from operations	$(15,114,441)
16
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,580,291	$ 7,506,491
Net realized gain	6,392,789	14,038,993
Net change in unrealized appreciation (depreciation)	(25,087,521)	95,039,110
Net increase (decrease) in net assets from operations	$ (15,114,441)	$116,584,594
Distributions to shareholders	$ —	$ (35,862,644)
Net decrease in net assets from capital share transactions	$ (24,831,861)	$ (12,861,723)
Net increase (decrease) in net assets	$ (39,946,302)	$ 67,860,227
Net Assets
At beginning of period	$ 459,201,785	$ 391,341,558
At end of period	$419,255,483	$459,201,785
17
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 147.79	$ 123.19	$ 141.18	$ 122.44	$ 112.07	$ 113.07
Income (Loss) From Operations
Net investment income(1)	$ 1.19	$ 2.43	$ 2.39	$ 2.30	$ 2.14	$ 1.88
Net realized and unrealized gain (loss)	(5.98)	34.42	(7.33)	23.60	10.84	(0.74)
Total income (loss) from operations	$ (4.79)	$ 36.85	$ (4.94)	$ 25.90	$ 12.98	$ 1.14
Less Distributions
From net investment income	$ —	$ (2.63)	$ (2.84)	$ (1.99)	$ (1.48)	$ (0.21)
From net realized gain	—	(9.62)	(10.21)	(5.17)	(1.13)	(1.93)
Total distributions	$ —	$ (12.25)	$ (13.05)	$ (7.16)	$ (2.61)	$ (2.14)
Net asset value — End of period	$ 143.00	$ 147.79	$ 123.19	$ 141.18	$ 122.44	$ 112.07
Total Return(2)	(3.25)% (3)	31.16%	(4.74)%	21.46%	11.58%	0.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 419,255	$ 459,202	$ 391,342	$ 515,105	$ 481,681	$ 347,965
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.44% (5)	0.38%	0.39%	0.40%	0.48%	0.46%
Net expenses	0.28% (5)	0.28%	0.28%	0.28%	0.40%	0.42%
Net investment income	1.74% (5)	1.72%	1.68%	1.72%	1.84%	1.65%
Portfolio Turnover	4% (3)	6%	7%	5%	6% (6)	4%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	During the year ended December 31, 2016, the Fund incurred sales of $55,737,177 to realign the combined portfolio in connection with the reorganization of Calvert VP Large Cap Core Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.
18
See Notes to Financial Statements.

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP S&P 500® Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
19

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 413,697,584(1)	$ —	$ —	$ 413,697,584
Exchange-Traded Funds	2,158,520	—	—	2,158,520
Rights	1,036	—	—	1,036
Short-Term Investments:
Other	—	2,655,310	—	2,655,310
Securities Lending Collateral	130,272	—	—	130,272
U.S. Treasury Obligations	—	999,857	—	999,857
Total Investments	$415,987,412	$3,655,167	$ —	$419,642,579
Liability Description
Futures Contracts	$ (15,580)	$ —	$ —	$ (15,580)
Total	$ (15,580)	$ —	$ —	$ (15,580)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund
20

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.18% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $371,415. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $324,709.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $247,610.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $202 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $534, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $127,582 and are included in transfer agency fees and expenses on the Statement of Operations.
21

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $15,823,256 and $33,786,497, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$202,822,235
Gross unrealized appreciation	$ 231,617,086
Gross unrealized depreciation	(14,812,322)
Net unrealized appreciation	$216,804,764
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During the six months ended June 30, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$—	$(15,580) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:
	Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$(77,258)	$(32,305)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2020 was approximately $6,161,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
22

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan was $2,933,520 and the total value of collateral received was $2,969,128, comprised of cash of $130,272 and U.S. government and/or agencies securities of $2,838,856.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$130,272	$ —	$ —	$ —	$130,272
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
9  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $2,655,310, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$8,094,832	$(5,439,522)	$ —	$ —	$2,655,310	$392	2,655,310
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
23

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	98,563	$ 13,086,511	117,188	$ 16,294,985
Reinvestment of distributions	—	—	272,678	35,862,644
Shares redeemed	(273,815)	(37,918,372)	(459,343)	(65,019,352)
Net decrease	(175,252)	$(24,831,861)	(69,477)	$(12,861,723)
At June 30, 2020, separate accounts of an insurance company that is an affiliate of AIP owned 89.9% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
24

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•     A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP S&P 500 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019, while it had underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
26

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
28

Calvert
VP S&P 500® Index Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24222     6.30.20

Calvert
VP Nasdaq 100 Index Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP Nasdaq 100 Index Portfolio

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Performance

Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	16.67%	33.19%	18.95%	19.98%
Class F at NAV	10/30/2015	04/27/2000	16.54	32.87	18.66	19.84

NASDAQ-100 ® Index	—	—	16.89%	33.78%	19.56%	20.67%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.59%	0.84%
Net	0.48	0.73
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Apple, Inc.	11.9%
Microsoft Corp.	11.6
Amazon.com, Inc.	10.4
Facebook, Inc., Class A	4.1
Alphabet, Inc., Class A	3.7
Alphabet, Inc., Class C	3.6
Intel Corp.	2.4
NVIDIA Corp.	2.2
Adobe, Inc.	2.0
PayPal Holdings, Inc.	2.0
Total	53.9%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	NASDAQ–100® Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,166.70	$2.59 **	0.48%
Class F	$1,000.00	$1,165.40	$3.93 **	0.73%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.48	$2.41 **	0.48%
Class F	$1,000.00	$1,021.23	$3.67 **	0.73%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Automobiles — 1.9%
Tesla, Inc.(1)	3,674	$ 3,967,222
		$ 3,967,222
Beverages — 2.1%
Monster Beverage Corp.(1)	10,435	$ 723,354
PepsiCo, Inc.	27,497	3,636,753
		$ 4,360,107
Biotechnology — 4.9%
Alexion Pharmaceuticals, Inc.(1)	4,410	$ 494,978
Amgen, Inc.	11,658	2,749,656
Biogen, Inc.(1)	3,234	865,257
BioMarin Pharmaceutical, Inc.(1)	3,580	441,557
Gilead Sciences, Inc.	24,859	1,912,651
Incyte Corp.(1)	4,333	450,502
Regeneron Pharmaceuticals, Inc.(1)	1,999	1,246,676
Seattle Genetics, Inc.(1)	3,416	580,447
Vertex Pharmaceuticals, Inc.(1)	5,138	1,491,613
		$ 10,233,337
Commercial Services & Supplies — 0.5%
Cintas Corp.	2,063	$ 549,501
Copart, Inc.(1)	4,633	385,790
		$ 935,291
Communications Equipment — 1.9%
Cisco Systems, Inc.	83,677	$ 3,902,695
		$ 3,902,695
Diversified Telecommunication Services — 0.1%
Liberty Global PLC, Class A(1)	3,618	$ 79,089
Liberty Global PLC, Class C(1)	8,156	175,436
		$ 254,525
Electric Utilities — 0.7%
Exelon Corp.	19,311	$ 700,796
Xcel Energy, Inc.	10,408	650,500
		$ 1,351,296
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	2,820	$ 327,628
		$ 327,628
Security	Shares	Value
Entertainment — 3.3%
Activision Blizzard, Inc.	15,269	$ 1,158,917
Electronic Arts, Inc.(1)	5,721	755,458
NetEase, Inc. ADR	1,468	630,330
Netflix, Inc.(1)	8,716	3,966,129
Take-Two Interactive Software, Inc.(1)	2,259	315,288
		$ 6,826,122
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	8,751	$ 2,653,391
Walgreens Boots Alliance, Inc.	17,385	736,950
		$ 3,390,341
Food Products — 1.1%
Kraft Heinz Co. (The)	24,337	$ 776,107
Mondelez International, Inc., Class A	28,289	1,446,417
		$ 2,222,524
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.(1)	1,571	$ 431,145
DexCom, Inc.(1)	1,825	739,855
IDEXX Laboratories, Inc.(1)	1,683	555,659
Intuitive Surgical, Inc.(1)	2,318	1,320,866
		$ 3,047,525
Health Care Technology — 0.2%
Cerner Corp.	6,032	$ 413,494
		$ 413,494
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	6,426	$ 550,901
Starbucks Corp.	23,153	1,703,829
		$ 2,254,730
Interactive Media & Services — 11.7%
Alphabet, Inc., Class A(1)	5,348	$ 7,583,731
Alphabet, Inc., Class C(1)	5,223	7,383,285
Baidu, Inc. ADR(1)	5,450	653,401
Facebook, Inc., Class A(1)	37,357	8,482,654
		$ 24,103,071
Internet & Direct Marketing Retail — 12.6%
Amazon.com, Inc.(1)	7,755	$ 21,394,649
Booking Holdings, Inc.(1)	811	1,291,388
eBay, Inc.	13,926	730,419
Expedia Group, Inc.	2,688	220,954
JD.com, Inc. ADR(1)	18,473	1,111,705

6
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc.(1)	985	$ 970,983
Trip.com Group, Ltd. ADR(1)	10,422	270,138
		$ 25,990,236
IT Services — 4.0%
Automatic Data Processing, Inc.	8,517	$ 1,268,096
Cognizant Technology Solutions Corp., Class A	10,713	608,712
Fiserv, Inc.(1)	13,268	1,295,222
Paychex, Inc.	7,133	540,325
PayPal Holdings, Inc.(1)	23,269	4,054,158
VeriSign, Inc.(1)	2,290	473,641
		$ 8,240,154
Life Sciences Tools & Services — 0.5%
Illumina, Inc.(1)	2,913	$ 1,078,830
		$ 1,078,830
Machinery — 0.2%
PACCAR, Inc.	6,893	$ 515,941
		$ 515,941
Media — 3.1%
Charter Communications, Inc., Class A(1)	4,092	$ 2,087,084
Comcast Corp., Class A	90,264	3,518,491
Fox Corp., Class A	6,892	184,843
Fox Corp., Class B	5,305	142,386
Sirius XM Holdings, Inc.	86,784	509,422
		$ 6,442,226
Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	4,716	$ 437,079
		$ 437,079
Professional Services — 0.5%
CoStar Group, Inc.(1)	773	$ 549,348
Verisk Analytics, Inc.	3,216	547,363
		$ 1,096,711
Road & Rail — 0.5%
CSX Corp.	15,170	$ 1,057,956
		$ 1,057,956
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc.(1)	23,210	$ 1,221,078
Analog Devices, Inc.	7,340	900,178
Applied Materials, Inc.	18,163	1,097,953
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV-NY Shares	1,523	$ 560,510
Broadcom, Inc.	7,923	2,500,578
Intel Corp.	83,909	5,020,276
KLA Corp.	3,073	597,637
Lam Research Corp.	2,877	930,595
Maxim Integrated Products, Inc.	5,284	320,263
Microchip Technology, Inc.	4,862	512,017
Micron Technology, Inc.(1)	22,041	1,135,552
NVIDIA Corp.	12,188	4,630,343
NXP Semiconductors NV	5,571	635,317
QUALCOMM, Inc.	22,294	2,033,436
Skyworks Solutions, Inc.	3,306	422,705
Texas Instruments, Inc.	18,188	2,309,330
Xilinx, Inc.	4,819	474,141
		$ 25,301,909
Software — 17.3%
Adobe, Inc.(1)	9,548	$ 4,156,340
ANSYS, Inc.(1)	1,696	494,774
Autodesk, Inc.(1)	4,344	1,039,041
Cadence Design Systems, Inc.(1)	5,533	530,947
Check Point Software Technologies, Ltd.(1)	2,834	304,457
Citrix Systems, Inc.	2,446	361,788
DocuSign, Inc.(1)	3,629	624,950
Intuit, Inc.	5,168	1,530,710
Microsoft Corp.	117,911	23,996,068
Splunk, Inc.(1)	3,148	625,507
Synopsys, Inc.(1)	2,995	584,025
Workday, Inc., Class A(1)	3,448	646,017
Zoom Video Communications, Inc., Class A(1)	3,321	842,006
		$ 35,736,630
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	1,471	$ 620,277
Ross Stores, Inc.	7,043	600,345
Ulta Beauty, Inc.(1)	1,116	227,017
		$ 1,447,639
Technology Hardware, Storage & Peripherals — 12.1%
Apple, Inc.	67,370	$ 24,576,576
NetApp, Inc.	4,421	196,160
Western Digital Corp.	5,927	261,677
		$ 25,034,413

7
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
lululemon Athletica, Inc.(1)	2,454	$ 765,673
		$ 765,673
Trading Companies & Distributors — 0.2%
Fastenal Co.	11,430	$ 489,661
		$ 489,661
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.(1)	24,490	$ 2,550,633
		$ 2,550,633
Total Common Stocks (identified cost $59,803,583)		$ 203,775,599

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Invesco QQQ TM Trust, Series 1(2)	500	$ 123,800
Total Exchange-Traded Funds (identified cost $53,165)		$ 123,800

Rights — 0.0%(3)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(3)
T-Mobile US, Inc., Exp. 7/27/20(1)	24,490	$ 4,114
Total Rights (identified cost $9,061)		$ 4,114

Short-Term Investments — 1.5%
Other — 1.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	2,736,056	$ 2,736,056
Total Other (identified cost $2,736,056)		$ 2,736,056
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/13/20(5)	$400	$ 399,943
Total U.S. Treasury Obligations (identified cost $399,286)		$ 399,943
Total Short-Term Investments (identified cost $3,135,342)		$ 3,135,999
Total Investments — 100.1% (identified cost $63,001,151)		$ 207,039,512
Other Assets, Less Liabilities — (0.1)%		$ (231,925)
Net Assets — 100.0%		$ 206,807,587

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $122,562.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	16	Long	9/18/20	$3,247,120	$ 81,050
					$81,050

Abbreviations:
ADR	– American Depositary Receipt
8
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $60,265,095) - including $122,562 of securities on loan	$ 204,303,456
Investments in securities of affiliated issuers, at value (identified cost $2,736,056)	2,736,056
Receivable for variation margin on open futures contracts	55,558
Receivable for investments sold	8,199
Receivable for capital shares sold	1,989
Dividends receivable	47,640
Dividends receivable - affiliated	135
Securities lending income receivable	87
Receivable from affiliate	21,097
Directors' deferred compensation plan	35,567
Total assets	$207,209,784
Liabilities
Payable for capital shares redeemed	$ 203,151
Payable to affiliates:
Investment advisory fee	49,505
Administrative fee	19,802
Distribution and service fees	2,096
Sub-transfer agency fee	40
Directors' deferred compensation plan	35,567
Accrued expenses	92,036
Total liabilities	$ 402,197
Net Assets	$206,807,587
Sources of Net Assets
Paid-in capital	$ 52,231,737
Distributable earnings	154,575,850
Total	$206,807,587
Class I Shares
Net Assets	$ 195,923,285
Shares Outstanding	1,951,356
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 100.40
Class F Shares
Net Assets	$ 10,884,302
Shares Outstanding	109,842
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 99.09
9
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $949)	$ 921,288
Dividend income - affiliated issuers	135
Interest income	5,946
Securities lending income, net	1,614
Total investment income	$ 928,983
Expenses
Investment advisory fee	$ 273,650
Administrative fee	109,460
Distribution and service fees:
Class F	9,510
Directors' fees and expenses	5,236
Custodian fees	1,193
Transfer agency fees and expenses	75,254
Accounting fees	20,686
Professional fees	11,096
Reports to shareholders	25,238
Miscellaneous	31,550
Total expenses	$ 562,873
Waiver and/or reimbursement of expenses by affiliate	(115,261)
Net expenses	$ 447,612
Net investment income	$ 481,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,157,606
Futures contracts	275,015
Net realized gain	$ 1,432,621
Change in unrealized appreciation (depreciation):
Investment securities	$ 27,502,427
Futures contracts	27,440
Net change in unrealized appreciation (depreciation)	$27,529,867
Net realized and unrealized gain	$28,962,488
Net increase in net assets resulting from operations	$29,443,859
10
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 481,371	$ 918,295
Net realized gain	1,432,621	7,504,571
Net change in unrealized appreciation (depreciation)	27,529,867	42,991,763
Net increase in net assets from operations	$ 29,443,859	$ 51,414,629
Distributions to shareholders:
Class I	$ —	$ (4,765,571)
Class F	—	(116,646)
Total distributions to shareholders	$ —	$ (4,882,217)
Capital share transactions:
Class I	$ (8,156,605)	$ (187,499)
Class F	3,641,154	2,987,301
Net increase (decrease) in net assets from capital share transactions	$ (4,515,451)	$ 2,799,802
Net increase in net assets	$ 24,928,408	$ 49,332,214
Net Assets
At beginning of period	$ 181,879,179	$ 132,546,965
At end of period	$206,807,587	$181,879,179
11
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Financial Highlights

	Class I
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 86.05	$ 63.98	$ 65.60	$ 50.26	$ 48.91	$ 45.59
Income (Loss) From Operations
Net investment income(1)	$ 0.24	$ 0.44	$ 0.41	$ 0.40	$ 0.34	$ 0.29
Net realized and unrealized gain (loss)	14.11	24.00	(0.46)	15.82	2.91	3.87
Total income (loss) from operations	$ 14.35	$ 24.44	$ (0.05)	$ 16.22	$ 3.25	$ 4.16
Less Distributions
From net investment income	$ —	$ (0.41)	$ (0.40)	$ (0.30)	$ (0.26)	$ (0.03)
From net realized gain	—	(1.96)	(1.17)	(0.58)	(1.64)	(0.81)
Total distributions	$ —	$ (2.37)	$ (1.57)	$ (0.88)	$ (1.90)	$ (0.84)
Net asset value — End of period	$ 100.40	$ 86.05	$ 63.98	$ 65.60	$ 50.26	$ 48.91
Total Return(2)	16.67% (3)	38.77%	(0.47)%	32.35%	6.59%	9.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 195,923	$ 176,210	$ 130,777	$ 133,473	$ 104,449	$ 93,676
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.61% (5)	0.59%	0.60%	0.60%	0.66%	0.62%
Net expenses	0.48% (5)	0.48%	0.48%	0.48%	0.64%	0.62%
Net investment income	0.54% (5)	0.58%	0.58%	0.67%	0.69%	0.61%
Portfolio Turnover	2% (3)	8%	7%	3%	5%	8%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
12
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 85.03	$ 63.40	$ 65.18	$ 50.07	$ 48.91	$ 50.24
Income (Loss) From Operations
Net investment income(2)	$ 0.13	$ 0.25	$ 0.23	$ 0.23	$ 0.18	$ 0.06
Net realized and unrealized gain (loss)	13.93	23.75	(0.44)	15.76	2.93	(0.58)
Total income (loss) from operations	$ 14.06	$ 24.00	$ (0.21)	$ 15.99	$ 3.11	$ (0.52)
Less Distributions
From net investment income	$ —	$ (0.41)	$ (0.40)	$ (0.30)	$ (0.31)	$ —
From net realized gain	—	(1.96)	(1.17)	(0.58)	(1.64)	(0.81)
Total distributions	$ —	$ (2.37)	$ (1.57)	$ (0.88)	$ (1.95)	$ (0.81)
Net asset value — End of period	$ 99.09	$ 85.03	$ 63.40	$ 65.18	$ 50.07	$ 48.91
Total Return(3)	16.54% (4)	38.44%	(0.72)%	32.01%	6.30%	(1.07)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10,884	$ 5,669	$ 1,770	$ 1,942	$ 1,088	$ 99
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.86% (6)	0.84%	0.84%	1.01%	1.48%	0.87% (6)
Net expenses	0.73% (6)	0.73%	0.73%	0.73%	0.94%	0.87% (6)
Net investment income	0.29% (6)	0.32%	0.33%	0.39%	0.36%	0.71% (6)
Portfolio Turnover	2% (4)	8%	7%	3%	5%	8% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
13
See Notes to Financial Statements.

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Nasdaq 100 Index Portfolio (the Fund) is a non-diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
14

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 203,775,599(1)	$ —	$ —	$ 203,775,599
Exchange-Traded Funds	123,800	—	—	123,800
Rights	4,114	—	—	4,114
Short-Term Investments:
Other	—	2,736,056	—	2,736,056
U.S. Treasury Obligations	—	399,943	—	399,943
Total Investments	$203,903,513	$3,135,999	$ —	$207,039,512
Futures Contracts	$ 81,050	$ —	$ —	$ 81,050
Total	$203,984,563	$3,135,999	$ —	$207,120,562

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
15

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $273,650. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $115,261.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $109,460
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $9,510 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $95 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $261, which is included in miscellaneous expense on the Statement of Operations.
16

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $75,050 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,227,545 and $6,933,232, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 63,025,683
Gross unrealized appreciation	$ 146,571,098
Gross unrealized depreciation	(2,476,219)
Net unrealized appreciation	$144,094,879
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During the six months ended June 30, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$81,050 (1)	$—

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:
	Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$275,015	$27,440
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2020 was approximately $2,020,000.
17

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan was $122,562 and the total value of collateral received was $122,636, comprised of U.S. government and/or agencies securities.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
9  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $2,736,056, which represents 1.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$4,179,806	$(1,443,750)	$ —	$ —	$2,736,056	$135	2,736,056
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
18

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	118,645	$ 10,329,934	177,906	$ 13,382,179
Reinvestment of distributions	—	—	64,140	4,765,571
Shares redeemed	(215,054)	(18,486,539)	(238,195)	(18,335,249)
Net increase (decrease)	(96,409)	$ (8,156,605)	3,851	$ (187,499)
Class F
Shares sold	47,657	$ 4,051,909	39,507	$ 3,051,745
Reinvestment of distributions	—	—	1,588	116,646
Shares redeemed	(4,487)	(410,755)	(2,340)	(181,090)
Net increase	43,170	$ 3,641,154	38,755	$ 2,987,301
At June 30, 2020, separate accounts of an insurance company that is an affiliate of AIP owned 39.7% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 42.8%.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
19

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
20

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Nasdaq 100 Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019, while it had underperformed the index the Fund is designed to track for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
21

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
23

Calvert
VP Nasdaq 100 Index Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
24

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24230     6.30.20

Calvert
VP Russell 2000® Small Cap Index Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP Russell 2000® Small Cap Index Portfolio

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Performance

Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	(13.16)%	(7.00)%	3.92%	9.90%
Class F at NAV	10/04/2005	04/27/2000	(13.25)	(7.18)	3.67	9.66

Russell 2000® Index	—	—	(12.98)%	(6.63)%	4.28%	10.49%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.58%	0.78%
Net	0.39	0.59
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
iShares Russell 2000 ETF	1.9%
Deckers Outdoor Corp.	0.3
LHC Group, Inc.	0.3
BJ's Wholesale Club Holdings, Inc.	0.3
Churchill Downs, Inc.	0.3
Novavax, Inc.	0.3
MyoKardia, Inc.	0.3
Helen of Troy, Ltd.	0.3
SiteOne Landscape Supply, Inc.	0.3
EastGroup Properties, Inc.	0.2
Total	4.5%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 868.40	$1.81 **	0.39%
Class F	$1,000.00	$ 867.50	$2.74 **	0.59%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.92	$1.96 **	0.39%
Class F	$1,000.00	$1,021.93	$2.97 **	0.59%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on
December 31, 2019. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 92.3%

Security	Shares	Value
Aerospace & Defense — 0.8%
AAR Corp.	2,929	$ 60,542
Aerojet Rocketdyne Holdings, Inc.(1)	6,371	252,546
AeroVironment, Inc.(1)	1,860	148,112
Astronics Corp.(1)	2,153	22,736
Cubic Corp.	2,731	131,170
Ducommun, Inc.(1)	914	31,871
Kaman Corp.	2,432	101,171
Kratos Defense & Security Solutions, Inc.(1)	9,349	146,125
Maxar Technologies, Inc.(1)	5,309	95,350
Moog, Inc., Class A	2,706	143,364
National Presto Industries, Inc.	420	36,704
PAE, Inc.(1)	5,218	49,884
Park Aerospace Corp.	1,804	20,096
Parsons Corp.(1)	1,992	72,190
Triumph Group, Inc.	4,259	38,374
Vectrus, Inc.(1)	987	48,491
		$ 1,398,726
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(1)	5,010	$ 111,573
Atlas Air Worldwide Holdings, Inc.(1)	2,274	97,850
Echo Global Logistics, Inc.(1)	2,286	49,423
Forward Air Corp.	2,535	126,294
Hub Group, Inc., Class A(1)	2,840	135,922
Radiant Logistics, Inc.(1)	3,434	13,496
		$ 534,558
Airlines — 0.3%
Allegiant Travel Co.	1,137	$ 124,172
Hawaiian Holdings, Inc.	3,989	56,006
Mesa Air Group, Inc.(1)	1,804	6,206
SkyWest, Inc.	4,404	143,658
Spirit Airlines, Inc.(1)	7,640	135,992
		$ 466,034
Auto Components — 1.2%
Adient PLC(1)	7,706	$ 126,533
American Axle & Manufacturing Holdings, Inc.(1)	9,789	74,396
Cooper Tire & Rubber Co.	4,505	124,383
Cooper-Standard Holdings, Inc.(1)	1,470	19,478
Dana, Inc.	12,607	153,679
Dorman Products, Inc.(1)	2,409	161,572
Fox Factory Holding Corp.(1)	3,404	281,205
Gentherm, Inc.(1)	2,898	112,732
Goodyear Tire & Rubber Co. (The)	20,425	182,702
Security	Shares	Value
Auto Components (continued)
LCI Industries	2,130	$ 244,907
Modine Manufacturing Co.(1)	4,047	22,339
Motorcar Parts of America, Inc.(1)	1,400	24,738
Standard Motor Products, Inc.	1,855	76,426
Stoneridge, Inc.(1)	2,174	44,915
Tenneco, Inc., Class A(1)(2)	4,240	32,054
Visteon Corp.(1)	2,454	168,099
VOXX International Corp.(1)	1,752	10,127
Workhorse Group, Inc.(1)	5,595	97,297
XPEL, Inc.	1,474	23,053
		$ 1,980,635
Automobiles — 0.1%
Winnebago Industries, Inc.	2,733	$ 182,072
		$ 182,072
Banks — 7.8%
1st Constitution Bancorp	623	$ 7,725
1st Source Corp.	1,262	44,902
ACNB Corp.	464	12,148
Alerus Financial Corp.	1,321	26,103
Allegiance Bancshares, Inc.	1,683	42,731
Amalgamated Bank, Class A	1,217	15,383
Amerant Bancorp, Inc.(1)	1,707	25,673
American National Bankshares, Inc.	942	23,588
Ameris Bancorp	5,860	138,237
Ames National Corp.	756	14,923
Arrow Financial Corp.	1,126	33,476
Atlantic Capital Bancshares, Inc.(1)	1,833	22,289
Atlantic Union Bankshares Corp.	6,791	157,280
Auburn National BanCorp, Inc.	207	11,818
Banc of California, Inc.	3,886	42,085
BancFirst Corp.	1,626	65,967
Bancorp, Inc. (The)(1)	4,384	42,963
BancorpSouth Bank	8,815	200,453
Bank First Corp.	510	32,691
Bank of Commerce Holdings	1,360	10,309
Bank of Marin Bancorp	1,090	36,330
Bank of NT Butterfield & Son, Ltd. (The)	4,785	116,706
Bank of Princeton (The)	486	9,759
Bank7 Corp.	280	3,039
BankFinancial Corp.	1,183	9,937
BankUnited, Inc.	8,109	164,207
Bankwell Financial Group, Inc.	446	7,091
Banner Corp.	3,119	118,522
Bar Harbor Bankshares	1,146	25,659

6
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Baycom Corp.(1)	848	$ 10,948
BCB Bancorp, Inc.	832	7,721
Berkshire Hills Bancorp, Inc.	4,064	44,785
Boston Private Financial Holdings, Inc.	7,071	48,648
Bridge Bancorp, Inc.	1,543	35,242
Brookline Bancorp, Inc.	7,018	70,741
Bryn Mawr Bank Corp.	1,617	44,726
Business First Bancshares, Inc.	1,096	16,824
Byline Bancorp, Inc.	1,998	26,174
C&F Financial Corp.	251	8,346
Cadence BanCorp	11,225	99,453
California Bancorp, Inc.(1)	669	9,968
Cambridge Bancorp	500	29,620
Camden National Corp.	1,318	45,524
Capital Bancorp, Inc.(1)	525	5,618
Capital City Bank Group, Inc.	1,232	25,810
Capstar Financial Holdings, Inc.	1,274	15,288
Carter Bank & Trust(1)	1,998	16,124
Cathay General Bancorp	6,888	181,154
CB Financial Services, Inc.	436	9,514
CBTX, Inc.	1,510	31,710
Central Pacific Financial Corp.	2,337	37,462
Central Valley Community Bancorp	682	10,496
Century Bancorp, Inc., Class A	277	21,528
Chemung Financial Corp.	245	6,688
ChoiceOne Financial Services, Inc.	603	17,825
CIT Group, Inc.	8,716	180,683
Citizens & Northern Corp.	1,125	23,231
Citizens Holding Co.	414	10,350
City Holding Co.	1,429	93,128
Civista Bancshares, Inc.	1,318	20,297
CNB Financial Corp.	1,282	22,986
Coastal Financial Corp.(1)	530	7,696
Codorus Valley Bancorp, Inc.	729	10,082
Colony Bankcorp, Inc.	655	7,709
Columbia Banking System, Inc.	6,444	182,655
Community Bank System, Inc.	4,431	252,656
Community Bankers Trust Corp.	1,884	10,362
Community Financial Corp. (The)	347	8,467
Community Trust Bancorp, Inc.	1,316	43,112
ConnectOne Bancorp, Inc.	2,830	45,620
County Bancorp, Inc.	442	9,251
CrossFirst Bankshares, Inc.(1)	4,100	40,098
Customers Bancorp, Inc.(1)	2,287	27,490
CVB Financial Corp.	11,420	214,011
Delmar Bancorp	872	5,729
Eagle Bancorp Montana, Inc.	556	9,663
Security	Shares	Value
Banks (continued)
Eagle Bancorp, Inc.	2,865	$ 93,829
Enterprise Bancorp, Inc.	790	18,818
Enterprise Financial Services Corp.	2,151	66,939
Equity Bancshares, Inc., Class A(1)	1,296	22,602
Esquire Financial Holdings, Inc.(1)	506	8,551
Evans Bancorp, Inc.	406	9,444
Farmers & Merchants Bancorp, Inc.	778	16,525
Farmers National Banc Corp.	1,937	22,973
FB Financial Corp.	1,361	33,712
Fidelity D&D Bancorp, Inc.(2)	249	11,974
Financial Institutions, Inc.	1,360	25,310
First Bancorp, Inc. (The)	691	14,995
First Bancorp.	2,504	62,800
First BanCorp. / Puerto Rico	18,815	105,176
First Bancshares, Inc. (The)	1,827	41,107
First Bank / Hamilton	1,315	8,574
First Busey Corp.	4,434	82,694
First Business Financial Services, Inc.	708	11,647
First Capital, Inc.(2)	286	19,868
First Choice Bancorp	879	14,398
First Commonwealth Financial Corp.	8,496	70,347
First Community Bankshares, Inc.	1,464	32,867
First Community Corp. / SC	633	9,590
First Financial Bancorp	8,499	118,051
First Financial Bankshares, Inc.	11,315	326,890
First Financial Corp. / IN	1,151	42,403
First Foundation, Inc.	3,136	51,242
First Guaranty Bancshares, Inc.	412	5,039
First Internet Bancorp	680	11,302
First Interstate BancSystem, Inc., Class A	3,755	116,255
First Merchants Corp.	4,879	134,514
First Mid Bancshares, Inc.	1,248	32,735
First Midwest Bancorp, Inc.	10,072	134,461
First Northwest Bancorp	864	10,731
First of Long Island Corp. (The)	2,051	33,513
First Savings Financial Group, Inc.	165	7,149
First United Corp.	593	7,911
First Western Financial, Inc.(1)	552	7,866
Flushing Financial Corp.	2,270	26,150
FNCB Bancorp, Inc.	1,509	8,677
Franklin Financial Network, Inc.	1,172	30,179
Franklin Financial Services Corp.	369	9,557
Fulton Financial Corp.	14,198	149,505
FVCBankcorp, Inc.(1)	1,064	11,449
German American Bancorp, Inc.	2,058	64,004
Glacier Bancorp, Inc.	8,463	298,659
Great Southern Bancorp, Inc.	940	37,938

7
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Great Western Bancorp, Inc.	4,997	$ 68,759
Guaranty Bancshares, Inc.	666	17,229
Hancock Whitney Corp.	7,711	163,473
Hanmi Financial Corp.	2,767	26,868
HarborOne Bancorp, Inc.(1)	4,676	39,933
Hawthorn Bancshares, Inc.	519	10,218
HBT Financial, Inc.(1)	782	10,424
Heartland Financial USA, Inc.	3,037	101,557
Heritage Commerce Corp.	4,704	35,304
Heritage Financial Corp.	3,121	62,420
Hilltop Holdings, Inc.	6,020	111,069
Home BancShares, Inc.	13,384	205,846
HomeTrust Bancshares, Inc.	1,500	24,000
Hope Bancorp, Inc.	10,521	97,004
Horizon Bancorp	3,088	33,011
Howard Bancorp, Inc.(1)	1,153	12,245
IBERIABANK Corp.	4,692	213,674
Independent Bank Corp.	2,918	195,769
Independent Bank Corp. / MI	1,901	28,230
Independent Bank Group, Inc.	3,094	125,369
International Bancshares Corp.	4,715	150,974
Investar Holding Corp.	717	10,396
Investors Bancorp, Inc.	20,179	171,521
Lakeland Bancorp, Inc.	4,377	50,029
Lakeland Financial Corp.	2,121	98,817
Landmark Bancorp, Inc. / Manhattan KS	332	8,204
LCNB Corp.	1,068	17,045
Level One Bancorp, Inc.	443	7,416
Limestone Bancorp, Inc.(1)	446	5,865
Live Oak Bancshares, Inc.	2,347	34,055
Macatawa Bank Corp.	2,061	16,117
Mackinac Financial Corp.	813	8,431
MainStreet Bancshares, Inc.(1)	626	8,263
Mercantile Bank Corp.	1,436	32,454
Meridian Corp.(1)	474	7,513
Metrocity Bankshares, Inc.	1,365	19,560
Metropolitan Bank Holding Corp.(1)	542	17,387
Mid Penn Bancorp, Inc.	399	7,354
Middlefield Banc Corp.	528	10,956
Midland States Bancorp, Inc.	1,739	25,998
MidWestOne Financial Group, Inc.	980	19,600
MVB Financial Corp.	740	9,842
National Bank Holdings Corp., Class A	2,643	71,361
National Bankshares, Inc.	531	15,187
NBT Bancorp, Inc.	3,663	112,674
Nicolet Bankshares, Inc.(1)	802	43,950
Northeast Bank(1)	637	11,179
Security	Shares	Value
Banks (continued)
Northrim BanCorp, Inc.	525	$ 13,198
Norwood Financial Corp.	502	12,445
Oak Valley Bancorp	573	7,266
OceanFirst Financial Corp.	4,703	82,914
OFG Bancorp	4,325	57,825
Ohio Valley Banc Corp.	358	8,073
Old National Bancorp	14,345	197,387
Old Second Bancorp, Inc.	2,274	17,692
Origin Bancorp, Inc.	1,666	36,652
Orrstown Financial Services, Inc.	900	13,275
Pacific Premier Bancorp, Inc.	7,448	161,473
Park National Corp.	1,267	89,171
Parke Bancorp, Inc.	607	8,225
PCB Bancorp	976	10,053
Peapack-Gladstone Financial Corp.	1,655	30,998
Penns Woods Bancorp, Inc.	622	14,126
Peoples Bancorp of North Carolina, Inc.	408	7,209
Peoples Bancorp, Inc.	1,418	30,175
Peoples Financial Services Corp.	676	25,816
People's Utah Bancorp	1,248	28,043
Plumas Bancorp	411	9,091
Preferred Bank / Los Angeles	1,229	52,663
Premier Financial Bancorp, Inc.	911	11,679
Professional Holding Corp., Class A(1)	300	4,164
QCR Holdings, Inc.	1,290	40,222
RBB Bancorp	1,147	15,657
Red River Bancshares, Inc.	422	18,522
Reliant Bancorp, Inc.	914	14,889
Renasant Corp.	4,869	121,238
Republic Bancorp, Inc., Class A	907	29,668
Republic First Bancorp, Inc.(1)	4,071	9,933
Richmond Mutual BanCorp, Inc.	1,092	12,274
S&T Bancorp, Inc.	3,252	76,259
Salisbury Bancorp, Inc.	224	9,182
Sandy Spring Bancorp, Inc.	4,070	100,855
SB Financial Group, Inc.	627	10,421
SB One Bancorp	601	11,840
Seacoast Banking Corp. of Florida(1)	4,301	87,740
Select Bancorp, Inc.(1)	954	7,766
ServisFirst Bancshares, Inc.	4,180	149,477
Shore Bancshares, Inc.	977	10,835
Sierra Bancorp	1,243	23,468
Silvergate Capital Corp., Class A(1)	1,362	19,068
Simmons First National Corp., Class A	9,563	163,623
SmartFinancial, Inc.	1,098	17,766
South Plains Financial, Inc.	868	12,360
South State Corp.	6,190	295,015

8
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Southern First Bancshares, Inc.(1)	613	$ 16,986
Southern National Bancorp of Virginia, Inc.	1,573	15,242
Southside Bancshares, Inc.	2,786	77,228
Spirit of Texas Bancshares, Inc.(1)	1,176	14,477
Stock Yards Bancorp, Inc.	1,843	74,089
Summit Financial Group, Inc.	955	15,738
Texas Capital Bancshares, Inc.(1)	4,469	137,958
Tompkins Financial Corp.	1,253	81,157
TowneBank	5,819	109,630
TriCo Bancshares	2,280	69,426
TriState Capital Holdings, Inc.(1)	1,979	31,090
Triumph Bancorp, Inc.(1)	1,993	48,370
Trustmark Corp.	5,783	141,799
UMB Financial Corp.	3,879	199,962
United Bankshares, Inc.	10,850	300,111
United Community Banks, Inc.	6,890	138,627
United Security Bancshares	1,143	7,647
Unity Bancorp, Inc.	677	9,681
Univest Financial Corp.	2,577	41,593
Valley National Bancorp	35,202	275,280
Veritex Holdings, Inc.	4,496	79,579
Washington Trust Bancorp, Inc.	1,507	49,354
WesBanco, Inc.	5,658	114,914
West BanCorp, Inc.	1,387	24,259
Westamerica BanCorp.	2,275	130,630
		$ 13,013,195
Beverages — 0.3%
Celsius Holdings, Inc.(1)	3,035	$ 35,722
Coca-Cola Consolidated, Inc.	420	96,260
Craft Brew Alliance, Inc.(1)	855	13,158
MGP Ingredients, Inc.	1,083	39,751
National Beverage Corp.(1)(2)	989	60,349
New Age Beverages Corp.(1)(2)	6,381	9,763
Primo Water Corp.	13,804	189,805
		$ 444,808
Biotechnology — 10.0%
89bio, Inc.(1)	255	$ 5,082
Abeona Therapeutics, Inc.(1)	2,704	7,882
ADMA Biologics, Inc.(1)	4,185	12,262
Aduro Biotech, Inc.(1)	5,545	12,809
Adverum Biotechnologies, Inc.(1)	6,451	134,697
Aeglea BioTherapeutics, Inc.(1)	3,710	34,318
Affimed NV(1)	5,312	24,515
Agenus, Inc.(1)	12,229	48,060
Security	Shares	Value
Biotechnology (continued)
Aimmune Therapeutics, Inc.(1)(2)	3,876	$ 64,768
Akcea Therapeutics, Inc.(1)(2)	1,275	17,468
Akebia Therapeutics, Inc.(1)	11,500	156,170
Akero Therapeutics, Inc.(1)(2)	730	18,192
Albireo Pharma, Inc.(1)	974	25,801
Alector, Inc.(1)	4,089	99,935
Allakos, Inc.(1)	2,151	154,571
Allogene Therapeutics, Inc.(1)(2)	4,285	183,484
Amicus Therapeutics, Inc.(1)	22,362	337,219
AnaptysBio, Inc.(1)	2,097	46,847
Anavex Life Sciences Corp.(1)	3,787	18,632
Anika Therapeutics, Inc.(1)	1,202	45,351
Apellis Pharmaceuticals, Inc.(1)	5,305	173,261
Applied Genetic Technologies Corp. / DE(1)	2,062	11,423
Applied Therapeutics, Inc.(1)(2)	1,179	42,621
Aprea Therapeutics, Inc.(1)	555	21,523
Aptinyx, Inc.(1)	2,169	9,045
Aravive, Inc.(1)	1,074	12,501
Arcturus Therapeutics Holdings, Inc.(1)	1,152	53,844
Arcus Biosciences, Inc.(1)	2,832	70,064
Arcutis Biotherapeutics, Inc.(1)	897	27,125
Ardelyx, Inc.(1)	5,443	37,666
Arena Pharmaceuticals, Inc.(1)	4,905	308,770
Arrowhead Pharmaceuticals, Inc(1)	8,713	376,314
Assembly Biosciences, Inc.(1)	2,472	57,647
Atara Biotherapeutics, Inc.(1)	5,072	73,899
Athenex, Inc.(1)(2)	6,504	89,495
Athersys, Inc.(1)(2)	15,321	42,286
Atreca, Inc., Class A(1)(2)	1,880	40,006
AVEO Pharmaceuticals, Inc.(1)	1,202	6,190
Avid Bioservices, Inc.(1)	4,695	30,823
Avrobio, Inc.(1)	2,729	47,621
Axcella Health, Inc.(1)	145	802
Beam Therapeutics, Inc.(1)	1,050	29,400
Beyondspring, Inc.(1)	944	14,236
BioCryst Pharmaceuticals, Inc.(1)	12,730	60,658
Biohaven Pharmaceutical Holding Co., Ltd.(1)	4,168	304,722
BioSpecifics Technologies Corp.(1)	496	30,395
Bioxcel Therapeutics, Inc.(1)	935	49,564
Black Diamond Therapeutics, Inc.(1)	1,050	44,268
Blueprint Medicines Corp.(1)	4,793	373,854
BrainStorm Cell Therapeutics, Inc.(1)	2,356	26,411
Bridgebio Pharma, Inc.(1)(2)	6,478	211,248
Cabaletta Bio, Inc.(1)	560	6,238
Calithera Biosciences, Inc.(1)	5,810	30,677
Calyxt, Inc.(1)	700	3,451
Cara Therapeutics, Inc.(1)(2)	3,311	56,618

9
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
CareDx, Inc.(1)	3,782	$ 133,996
CASI Pharmaceuticals, Inc.(1)	4,345	10,863
Castle Biosciences, Inc.(1)	824	31,057
Catabasis Pharmaceuticals, Inc.(1)	1,594	10,249
Catalyst Biosciences, Inc.(1)	1,540	9,040
Catalyst Pharmaceuticals, Inc.(1)	9,063	41,871
Cellular Biomedicine Group, Inc.(1)	958	14,341
CEL-SCI Corp.(1)(2)	2,865	42,746
Centogene NV(1)	160	3,661
Checkpoint Therapeutics, Inc.(1)	2,033	4,025
ChemoCentryx, Inc.(1)	3,929	226,075
Chimerix, Inc.(1)	3,539	10,971
Cidara Therapeutics, Inc.(1)	2,951	10,889
Clovis Oncology, Inc.(1)(2)	6,387	43,112
Cohbar, Inc.(1)	2,162	3,351
Coherus Biosciences, Inc.(1)(2)	5,115	91,354
Concert Pharmaceuticals, Inc.(1)	2,332	23,203
Constellation Pharmaceuticals, Inc.(1)	2,388	71,759
ContraFect Corp.(1)	1,190	7,604
Corbus Pharmaceuticals Holdings, Inc.(1)(2)	5,006	42,000
Cortexyme, Inc.(1)	1,389	64,311
Crinetics Pharmaceuticals, Inc.(1)	2,390	41,873
Cue Biopharma, Inc.(1)	2,450	60,050
Cyclerion Therapeutics, Inc.(1)	2,036	12,033
Cytokinetics, Inc.(1)(2)	4,685	110,425
CytomX Therapeutics, Inc.(1)	3,689	30,729
Deciphera Pharmaceuticals, Inc.(1)	3,305	197,375
Denali Therapeutics, Inc.(1)	5,555	134,320
Dermtech, Inc.(1)	716	9,473
Dicerna Pharmaceuticals, Inc.(1)	5,739	145,771
Dyadic International, Inc.(1)	1,703	14,748
Dynavax Technologies Corp.(1)	7,901	70,082
Eagle Pharmaceuticals, Inc.(1)	867	41,599
Editas Medicine, Inc.(1)(2)	4,900	144,942
Eidos Therapeutics, Inc.(1)	939	44,762
Eiger BioPharmaceuticals, Inc.(1)	2,068	19,853
Emergent BioSolutions, Inc.(1)	3,976	314,422
Enanta Pharmaceuticals, Inc.(1)	1,658	83,248
Enochian Biosciences, Inc.(1)	355	1,495
Epizyme, Inc.(1)	7,880	126,553
Esperion Therapeutics, Inc.(1)(2)	2,273	116,628
Evelo Biosciences, Inc.(1)(2)	1,133	5,552
Exagen, Inc.	285	3,537
Exicure, Inc.(1)	5,239	12,783
Fate Therapeutics, Inc.(1)	5,533	189,837
Fennec Pharmaceuticals, Inc.(1)	1,908	15,932
FibroGen, Inc.(1)	7,339	297,450
Security	Shares	Value
Biotechnology (continued)
Five Prime Therapeutics, Inc.(1)	2,790	$ 17,019
Flexion Therapeutics, Inc.(1)	2,654	34,900
Fortress Biotech, Inc.(1)	5,129	13,746
Frequency Therapeutics, Inc.(1)	2,489	57,869
G1 Therapeutics, Inc.(1)(2)	2,920	70,839
Galectin Therapeutics, Inc.(1)	2,845	8,706
Galera Therapeutics, Inc.(1)	145	1,035
Genprex, Inc.(1)	2,520	7,913
Geron Corp.(1)(2)	13,270	28,929
GlycoMimetics, Inc.(1)	2,997	11,269
Gossamer Bio, Inc.(1)	4,379	56,927
Gritstone Oncology, Inc.(1)(2)	2,176	14,449
Halozyme Therapeutics, Inc.(1)	11,998	321,666
Harpoon Therapeutics, Inc.(1)(2)	637	10,574
Heron Therapeutics, Inc.(1)	7,741	113,870
Homology Medicines, Inc.(1)	3,003	45,616
Hookipa Pharma, Inc.(1)(2)	859	9,982
iBio, Inc.(1)	4,246	9,426
Ideaya Biosciences, Inc.(1)	1,062	15,091
IGM Biosciences, Inc.(1)	627	45,771
Immunic, Inc.(1)	304	3,684
ImmunoGen, Inc.(1)	14,719	67,707
Immunovant, Inc.(1)	1,688	41,103
Inovio Pharmaceuticals, Inc.(1)(2)	12,710	342,534
Insmed, Inc.(1)	8,944	246,318
Intellia Therapeutics, Inc.(1)	3,872	81,389
Intercept Pharmaceuticals, Inc.(1)	2,290	109,714
Invitae Corp.(1)(2)	10,197	308,867
Ironwood Pharmaceuticals, Inc.(1)	13,813	142,550
IVERIC bio, Inc.(1)	3,985	20,324
Jounce Therapeutics, Inc.(1)	1,233	8,508
Kadmon Holdings, Inc.(1)	13,434	68,782
KalVista Pharmaceuticals, Inc.(1)	1,030	12,463
Karuna Therapeutics, Inc.(1)(2)	1,370	152,700
Karyopharm Therapeutics, Inc.(1)(2)	6,194	117,314
Keros Therapeutics, Inc.(1)	615	23,069
Kezar Life Sciences, Inc.(1)	2,239	11,598
Kindred Biosciences, Inc.(1)	3,315	14,884
Kiniksa Pharmaceuticals, Ltd., Class A(1)	1,680	42,806
Kodiak Sciences, Inc.(1)	2,449	132,540
Krystal Biotech, Inc.(1)	916	37,941
Kura Oncology, Inc.(1)	4,686	76,382
La Jolla Pharmaceutical Co.(1)	1,535	6,539
Lexicon Pharmaceuticals, Inc.(1)(2)	3,782	7,545
Ligand Pharmaceuticals, Inc.(1)(2)	1,274	142,497
LogicBio Therapeutics, Inc.(1)	670	5,668
MacroGenics, Inc.(1)	4,075	113,774

10
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc.(1)	787	$ 89,128
Magenta Therapeutics, Inc.(1)	1,719	12,910
MannKind Corp.(1)(2)	16,065	28,114
Marker Therapeutics, Inc.(1)(2)	2,391	4,949
MediciNova, Inc.(1)(2)	3,274	17,745
MEI Pharma, Inc.(1)	7,667	31,665
MeiraGTx Holdings PLC(1)	1,306	16,351
Mersana Therapeutics, Inc.(1)	4,052	94,817
Minerva Neurosciences, Inc.(1)(2)	2,206	7,964
Mirati Therapeutics, Inc.(1)	3,248	370,824
Mirum Pharmaceuticals, Inc.(1)(2)	225	4,379
Molecular Templates, Inc.(1)	2,142	29,538
Momenta Pharmaceuticals, Inc.(1)	10,415	346,507
Morphic Holding, Inc.(1)(2)	1,210	32,731
Mustang Bio, Inc.(1)(2)	1,620	5,152
Myriad Genetics, Inc.(1)	6,149	69,730
NantKwest, Inc.(1)	2,540	31,191
Natera, Inc.(1)	6,162	307,237
Neoleukin Therapeutics, Inc.(1)	2,623	43,542
Neubase Therapeutics, Inc.(1)	1,525	13,390
NeuroBo Pharmaceuticals, Inc.(1)	378	3,043
NextCure, Inc.(1)	1,210	25,942
Novavax, Inc.(1)(2)	5,149	429,169
Nymox Pharmaceutical Corp.(1)	3,482	12,361
Oncocyte Corp.(1)	1,896	3,621
OPKO Health, Inc.(1)(2)	33,101	112,874
Organogenesis Holdings, Inc.(1)	930	3,571
Orgenesis, Inc.(1)	1,596	9,704
ORIC Pharmaceuticals, Inc.(1)	769	25,938
Ovid Therapeutics, Inc.(1)	3,782	27,873
Oyster Point Pharma, Inc.(1)	485	14,007
Passage Bio, Inc.(1)	1,200	32,796
PDL BioPharma, Inc.(1)	9,974	29,024
Pfenex, Inc.(1)	2,583	21,568
PhaseBio Pharmaceuticals, Inc.(1)	1,211	5,571
Pieris Pharmaceuticals, Inc.(1)	3,015	9,347
Portola Pharmaceuticals, Inc.(1)	6,565	118,104
Precigen, Inc.(1)	5,972	29,800
Precision BioSciences, Inc.(1)	4,034	33,603
Prevail Therapeutics, Inc.(1)	1,221	18,193
Principia Biopharma, Inc.(1)	2,598	155,334
Protagonist Therapeutics, Inc.(1)	1,995	35,232
Protara Therapeutics, Inc.(1)	178	5,219
Prothena Corp. PLC(1)	3,249	33,985
PTC Therapeutics, Inc.(1)	5,366	272,271
Puma Biotechnology, Inc.(1)	2,522	26,304
Radius Health, Inc.(1)	3,845	52,407
Security	Shares	Value
Biotechnology (continued)
Rapt Therapeutics, Inc.(1)	969	$ 28,120
REGENXBIO, Inc.(1)	2,991	110,159
Replimune Group, Inc.(1)	1,521	37,797
Retrophin, Inc.(1)	3,493	71,292
REVOLUTION Medicines, Inc.(1)	1,220	38,515
Rhythm Pharmaceuticals, Inc.(1)	2,970	66,231
Rigel Pharmaceuticals, Inc.(1)	12,610	23,076
Rocket Pharmaceuticals, Inc.(1)	3,009	62,978
Rubius Therapeutics, Inc.(1)(2)	2,811	16,810
Sangamo Therapeutics, Inc.(1)	9,803	87,835
Savara, Inc.(1)	2,257	5,620
Scholar Rock Holding Corp.(1)(2)	2,007	36,547
Selecta Biosciences, Inc.(1)	5,991	17,014
Seres Therapeutics, Inc.(1)(2)	3,205	15,256
Soleno Therapeutics, Inc.(1)	2,954	6,558
Solid Biosciences, Inc.(1)	1,002	2,936
Sorrento Therapeutics, Inc.(1)(2)	15,491	97,283
Spectrum Pharmaceuticals, Inc.(1)	9,499	32,107
Spero Therapeutics, Inc.(1)	1,125	15,221
SpringWorks Therapeutics, Inc.(1)(2)	1,872	78,624
Stoke Therapeutics, Inc.(1)(2)	1,079	25,713
Sutro Biopharma, Inc.(1)	1,482	11,500
Syndax Pharmaceuticals, Inc.(1)	2,380	35,272
Syros Pharmaceuticals, Inc.(1)	3,667	39,090
TCR2 Therapeutics, Inc.(1)	974	14,961
TG Therapeutics, Inc.(1)	8,533	166,223
Translate Bio, Inc.(1)	4,471	80,120
Turning Point Therapeutics, Inc.(1)	2,380	153,724
Twist Bioscience Corp.(1)	2,639	119,547
Tyme Technologies, Inc.(1)	6,120	8,140
Ultragenyx Pharmaceutical, Inc.(1)	5,011	391,960
UNITY Biotechnology, Inc.(1)(2)	2,907	25,233
UroGen Pharma, Ltd.(1)(2)	1,653	43,176
Vanda Pharmaceuticals, Inc.(1)	4,281	48,975
Vaxart, Inc.(1)	3,934	34,816
VBI Vaccines, Inc.(1)	13,103	40,619
Veracyte, Inc.(1)	4,416	114,374
Verastem, Inc.(1)	14,449	24,852
Vericel Corp.(1)	3,863	53,387
Viela Bio, Inc.(1)	1,767	76,546
Viking Therapeutics, Inc.(1)	5,553	40,037
Vir Biotechnology, Inc.(1)	4,090	167,567
Voyager Therapeutics, Inc.(1)	2,021	25,505
vTv Therapeutics, Inc., Class A(1)	857	1,928
X4 Pharmaceuticals, Inc.(1)	987	9,199
XBiotech, Inc.(1)	1,143	15,671
Xencor, Inc.(1)	4,898	158,646

11
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
XOMA Corp.(1)	537	$ 10,611
Y-mAbs Therapeutics, Inc.(1)	2,645	114,264
Zentalis Pharmaceuticals, Inc.(1)	913	43,842
ZIOPHARM Oncology, Inc.(1)	18,832	61,769
		$ 16,711,447
Building Products — 1.4%
AAON, Inc.	3,671	$ 199,298
Advanced Drainage Systems, Inc.	4,368	215,779
Alpha Pro Tech, Ltd.(1)	1,081	19,134
American Woodmark Corp.(1)	1,481	112,038
Apogee Enterprises, Inc.	2,204	50,780
Builders FirstSource, Inc.(1)	10,237	211,906
Caesarstone, Ltd.	1,950	23,107
Cornerstone Building Brands, Inc.(1)	3,510	21,271
CSW Industrials, Inc.	1,308	90,396
Gibraltar Industries, Inc.(1)	2,885	138,509
Griffon Corp.	3,034	56,190
Insteel Industries, Inc.	1,366	26,050
JELD-WEN Holding, Inc.(1)	6,065	97,707
Masonite International Corp.(1)	2,187	170,105
Patrick Industries, Inc.	1,955	119,744
PGT Innovations, Inc.(1)	5,079	79,639
Quanex Building Products Corp.	3,015	41,848
Resideo Technologies, Inc.(1)	10,947	128,299
Simpson Manufacturing Co., Inc.	3,798	320,399
UFP Industries, Inc.	5,336	264,185
		$ 2,386,384
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	4,802	$ 156,065
Assetmark Financial Holdings	1,445	39,434
Associated Capital Group, Inc., Class A	224	8,219
B. Riley Financial, Inc.	1,801	39,190
BGC Partners, Inc., Class A	26,929	73,785
Blucora, Inc.(1)	4,225	48,250
Brightsphere Investment Group, Inc.(1)	5,425	67,596
Cohen & Steers, Inc.	2,160	146,988
Cowen, Inc., Class A(1)	2,526	40,946
Diamond Hill Investment Group, Inc.	250	28,418
Donnelley Financial Solutions, Inc.(1)	2,855	23,982
Federated Hermes, Inc., Class B	8,640	204,768
Focus Financial Partners, Inc., Class A(1)	2,587	85,500
GAIN Capital Holdings, Inc.	1,604	9,656
GAMCO Investors, Inc., Class A	342	4,552
Greenhill & Co., Inc.	1,309	13,077
Security	Shares	Value
Capital Markets (continued)
Hamilton Lane, Inc., Class A	1,974	$ 132,988
Houlihan Lokey, Inc.	3,911	217,608
Moelis & Co., Class A	4,668	145,455
Oppenheimer Holdings, Inc., Class A	932	20,308
Piper Sandler Cos.	1,539	91,047
PJT Partners, Inc., Class A	1,985	101,910
Pzena Investment Management, Inc., Class A	1,231	6,697
Safeguard Scientifics, Inc.	1,902	13,314
Sculptor Capital Management, Inc.	1,486	19,214
Siebert Financial Corp.(1)	596	3,016
Silvercrest Asset Management Group, Inc., Class A	548	6,965
Stifel Financial Corp.	5,904	280,027
StoneX Group, Inc.(1)	1,391	76,505
Value Line, Inc.	91	2,456
Virtus Investment Partners, Inc.	589	68,495
Waddell & Reed Financial, Inc., Class A(2)	5,638	87,445
Westwood Holdings Group, Inc.	603	9,497
WisdomTree Investments, Inc.	11,656	40,446
		$ 2,313,819
Chemicals — 1.6%
Advanced Emissions Solutions, Inc.	1,851	$ 8,977
AdvanSix, Inc.(1)	2,631	30,888
AgroFresh Solutions, Inc.(1)	2,627	7,960
American Vanguard Corp.	2,506	34,483
Amyris, Inc.(1)	5,121	21,867
Balchem Corp.	2,799	265,513
Chase Corp.	627	64,268
Ferro Corp.(1)	7,188	85,825
FutureFuel Corp.	1,874	22,394
GCP Applied Technologies, Inc.(1)	4,589	85,264
Hawkins, Inc.	749	31,892
HB Fuller Co.	4,475	199,585
Ingevity Corp.(1)	3,673	193,090
Innospec, Inc.	2,126	164,233
Intrepid Potash, Inc.(1)	8,313	8,230
Koppers Holdings, Inc.(1)	1,571	29,598
Kraton Corp.(1)	2,659	45,948
Kronos Worldwide, Inc.	1,877	19,540
Livent Corp.(1)	12,684	78,133
Marrone Bio Innovations, Inc.(1)	4,928	5,766
Minerals Technologies, Inc.	3,130	146,891
Orion Engineered Carbons S.A.	5,256	55,661
PolyOne Corp.	8,049	211,125
PQ Group Holdings, Inc.(1)	3,089	40,898
Quaker Chemical Corp.(2)	1,173	217,767
Rayonier Advanced Materials, Inc.	4,190	11,774

12
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	3,703	$ 193,148
Stepan Co.	1,903	184,781
Trecora Resources(1)	1,798	11,273
Tredegar Corp.	2,145	33,033
Trinseo S.A.	3,353	74,302
Tronox Holdings PLC, Class A(1)	7,808	56,374
		$ 2,640,481
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	5,915	$ 214,715
ACCO Brands Corp.	8,823	62,643
Advanced Disposal Services, Inc.(1)	6,349	191,549
Brady Corp., Class A	4,179	195,661
BrightView Holdings, Inc.(1)	2,671	29,915
Brink's Co. (The)	4,462	203,066
Casella Waste Systems, Inc., Class A(1)	4,074	212,337
CECO Environmental Corp.(1)	2,281	15,032
Cimpress PLC(1)	1,635	124,816
CompX International, Inc.	124	1,714
Covanta Holding Corp.	10,319	98,959
Deluxe Corp.	3,758	88,463
Ennis, Inc.	2,271	41,196
Healthcare Services Group, Inc.	6,468	158,207
Heritage-Crystal Clean, Inc.(1)	1,244	21,720
Herman Miller, Inc.	5,154	121,686
HNI Corp.	3,834	117,205
Interface, Inc.	5,094	41,465
KAR Auction Services, Inc.	11,411	157,015
Kimball International, Inc., Class B	3,203	37,027
Knoll, Inc.	4,151	50,601
Matthews International Corp., Class A	2,709	51,742
McGrath RentCorp	2,127	114,879
Mobile Mini, Inc.	3,826	112,867
NL Industries, Inc.(1)	532	1,814
PICO Holdings, Inc.(1)	1,974	16,641
Pitney Bowes, Inc.	15,446	40,160
Quad / Graphics, Inc.	2,476	8,047
SP Plus Corp.(1)	1,895	39,245
Steelcase, Inc., Class A	7,782	93,851
Team, Inc.(1)	2,411	13,429
Tetra Tech, Inc.	4,754	376,136
UniFirst Corp.	1,315	235,319
US Ecology, Inc.	2,750	93,170
Viad Corp.	1,775	33,761
VSE Corp.	650	20,404
		$ 3,436,457
Security	Shares	Value
Communications Equipment — 0.9%
Acacia Communications, Inc.(1)	3,332	$ 223,877
ADTRAN, Inc.	4,115	44,977
Applied Optoelectronics, Inc.(1)	1,515	16,468
CalAmp Corp.(1)	3,105	24,871
Calix, Inc.(1)	4,105	61,164
Cambium Networks Corp.(1)	360	2,650
Casa Systems, Inc.(1)	2,241	9,323
Clearfield, Inc.(1)	1,022	14,267
Comtech Telecommunications Corp.	2,055	34,709
DASAN Zhone Solutions, Inc.(1)	513	4,581
Digi International, Inc.(1)	2,313	26,946
Extreme Networks, Inc.(1)	10,748	46,646
Genasys, Inc.(1)	2,905	14,118
Harmonic, Inc.(1)	7,210	34,248
Infinera Corp.(1)	13,753	81,418
Inseego Corp.(1)(2)	6,022	69,855
InterDigital, Inc.	2,697	152,731
KVH Industries, Inc.(1)	1,491	13,315
NETGEAR, Inc.(1)	2,672	69,178
NetScout Systems, Inc.(1)	6,378	163,022
PCTEL, Inc.	1,556	10,394
Plantronics, Inc.(2)	2,716	39,871
Resonant, Inc.(1)	4,377	10,198
Ribbon Communications, Inc.(1)	4,404	17,308
Viavi Solutions, Inc.(1)	20,030	255,182
		$ 1,441,317
Construction & Engineering — 1.2%
Aegion Corp.(1)	2,830	$ 44,912
Ameresco, Inc., Class A(1)	1,930	53,615
API Group Corp.(1)(3)	12,371	150,308
Arcosa, Inc.	4,248	179,266
Argan, Inc.	1,319	62,494
Comfort Systems USA, Inc.	3,196	130,237
Concrete Pumping Holdings, Inc.(1)	980	3,410
Construction Partners, Inc., Class A(1)	1,515	26,906
Dycom Industries, Inc.(1)	2,724	111,384
EMCOR Group, Inc.	4,865	321,771
Fluor Corp.	12,448	150,372
Granite Construction, Inc.	3,992	76,407
Great Lakes Dredge & Dock Corp.(1)	5,123	47,439
HC2 Holdings, Inc.(1)	3,868	12,919
IES Holdings, Inc.(1)	610	14,134
MasTec, Inc.(1)	5,009	224,754
MYR Group, Inc.(1)	1,414	45,121
Northwest Pipe Co.(1)	837	20,984

13
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering (continued)
NV5 Global, Inc.(1)	920	$ 46,764
Primoris Services Corp.	3,859	68,536
Sterling Construction Co., Inc.(1)	2,268	23,746
Tutor Perini Corp.(1)	3,186	38,805
Willscot Corp.(1)	4,448	54,666
		$ 1,908,950
Construction Materials — 0.1%
Forterra, Inc.(1)	1,612	$ 17,990
Summit Materials, Inc., Class A(1)	10,407	167,344
United States Lime & Minerals, Inc.	156	13,173
US Concrete, Inc.(1)	1,337	33,158
		$ 231,665
Consumer Finance — 0.6%
Atlanticus Holdings Corp.(1)	446	$ 4,612
Curo Group Holdings Corp.	974	7,958
Encore Capital Group, Inc.(1)	2,642	90,304
Enova International, Inc.(1)	2,903	43,168
EZCORP, Inc., Class A(1)	4,319	27,210
FirstCash, Inc.	3,591	242,321
Green Dot Corp., Class A(1)	4,499	220,811
LendingClub Corp.(1)	5,781	26,303
Navient Corp.	16,912	118,891
Nelnet, Inc., Class A	1,533	73,185
PRA Group, Inc.(1)	3,955	152,900
Regional Management Corp.(1)	935	16,559
World Acceptance Corp.(1)	470	30,794
		$ 1,055,016
Containers & Packaging — 0.2%
Greif, Inc., Class A	2,211	$ 76,081
Greif, Inc., Class B	446	18,656
Myers Industries, Inc.	3,117	45,352
O-I Glass, Inc.	13,846	124,337
Ranpak Holdings Corp.(1)	2,558	19,032
UFP Technologies, Inc.(1)	499	21,986
		$ 305,444
Distributors — 0.1%
Core-Mark Holding Co., Inc.	3,796	$ 94,729
Funko, Inc., Class A(1)(2)	1,464	8,491
Greenlane Holdings, Inc., Class A(1)	547	2,177
Weyco Group, Inc.	562	12,134
		$ 117,531
Security	Shares	Value
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.(1)	4,605	$ 143,446
American Public Education, Inc.(1)	1,323	39,161
Aspen Group, Inc. / CO(1)	1,639	14,833
Carriage Services, Inc.	1,443	26,147
Collectors Universe, Inc.	706	24,202
Franchise Group, Inc.	1,693	37,043
Houghton Mifflin Harcourt Co.(1)	9,080	16,435
K12, Inc.(1)	3,520	95,885
Laureate Education, Inc., Class A(1)	9,838	98,036
OneSpaWorld Holdings, Ltd.(1)(2)	4,007	19,113
Perdoceo Education Corp.(1)	5,930	94,465
Regis Corp.(1)	2,003	16,384
Strategic Education, Inc.	1,941	298,234
Universal Technical Institute, Inc.(1)	2,549	17,715
Vivint Smart Home, Inc.(1)	6,163	106,805
WW International, Inc.(1)	4,197	106,520
		$ 1,154,424
Diversified Financial Services — 0.2%
A-Mark Precious Metals, Inc.(1)	433	$ 8,248
Banco Latinoamericano de Comercio Exterior S.A.	2,614	30,061
Cannae Holdings, Inc.(1)	7,330	301,263
GWG Holdings, Inc.(1)(2)	160	1,227
Marlin Business Services Corp.	795	6,726
SWK Holdings Corp.(1)	313	3,750
		$ 351,275
Diversified Telecommunication Services — 0.8%
Alaska Communications Systems Group, Inc.	4,583	$ 12,787
Anterix, Inc.	1,177	53,365
ATN International, Inc.	967	58,571
Bandwidth, Inc., Class A(1)	1,695	215,265
Cincinnati Bell, Inc.(1)	4,444	65,993
Cogent Communications Holdings, Inc.	3,769	291,570
Consolidated Communications Holdings, Inc.(1)	5,584	37,804
IDT Corp., Class B(1)	1,470	9,599
Iridium Communications, Inc.(1)	10,390	264,322
Liberty Latin America, Ltd., Class A(1)	4,144	40,280
Liberty Latin America, Ltd., Class C(1)	9,988	94,287
Ooma, Inc.(1)	1,488	24,522
ORBCOMM, Inc.(1)	5,583	21,494
Vonage Holdings Corp.(1)	20,117	202,377
		$ 1,392,236
Electric Utilities — 0.9%
ALLETE, Inc.	4,635	$ 253,117

14
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
El Paso Electric Co.	3,548	$ 237,716
Genie Energy, Ltd., Class B	1,269	9,340
MGE Energy, Inc.	3,067	197,852
Otter Tail Corp.	3,441	133,476
PNM Resources, Inc.	6,933	266,505
Portland General Electric Co.	7,977	333,518
Spark Energy, Inc., Class A	1,012	7,155
		$ 1,438,679
Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	635	$ 22,416
American Superconductor Corp.(1)	1,853	15,065
Atkore International Group, Inc.(1)	4,158	113,721
AZZ, Inc.	2,237	76,774
Bloom Energy Corp., Class A(1)	7,516	81,774
Encore Wire Corp.	1,778	86,802
EnerSys	3,716	239,236
FuelCell Energy, Inc.(1)	18,806	42,502
LSI Industries, Inc.	2,264	14,648
Orion Energy Systems, Inc.(1)	2,360	8,166
Plug Power, Inc.(1)(2)	28,635	235,093
Powell Industries, Inc.	811	22,213
Preformed Line Products Co.	222	11,102
Sunrun, Inc.(1)	9,929	195,800
Thermon Group Holdings, Inc.(1)	2,669	38,887
TPI Composites, Inc.(1)	2,500	58,425
Ultralife Corp.(1)	803	5,629
Vicor Corp.(1)	1,591	114,472
Vivint Solar, Inc.(1)(2)	3,955	39,155
		$ 1,421,880
Electronic Equipment, Instruments & Components — 2.1%
Akoustis Technologies, Inc.(1)(2)	2,215	$ 18,362
Arlo Technologies, Inc.(1)	6,268	16,171
Badger Meter, Inc.	2,569	161,642
Bel Fuse, Inc., Class B	968	10,387
Belden, Inc.	3,899	126,912
Benchmark Electronics, Inc.	3,272	70,675
CTS Corp.	2,855	57,214
Daktronics, Inc.	2,960	12,876
ePlus, Inc.(1)	1,163	82,201
Fabrinet (1)	3,188	198,995
FARO Technologies, Inc.(1)	1,514	81,150
Fitbit, Inc., Class A(1)	21,096	136,280
II-VI, Inc.(1)(2)	7,871	371,669
Insight Enterprises, Inc.(1)	3,123	153,652
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Intellicheck, Inc.(1)	1,405	$ 10,608
Iteris, Inc.(1)	3,527	16,771
Itron, Inc.(1)	3,544	234,790
Kimball Electronics, Inc.(1)	2,097	28,393
Knowles Corp.(1)	7,824	119,394
Luna Innovations, Inc.(1)	2,558	14,939
Methode Electronics, Inc.	3,192	99,782
MTS Systems Corp.	1,475	25,945
Napco Security Technologies, Inc.(1)	1,045	24,443
nLight, Inc.(1)	2,790	62,105
Novanta, Inc.(1)	2,959	315,932
OSI Systems, Inc.(1)	1,463	109,198
PAR Technology Corp.(1)	1,420	42,501
PC Connection, Inc.	941	43,625
Plexus Corp.(1)	2,529	178,446
Powerfleet, Inc.(1)	2,416	11,162
Research Frontiers, Inc.(1)	2,344	9,517
Rogers Corp.(1)	1,620	201,852
Sanmina Corp.(1)	5,948	148,938
ScanSource, Inc.(1)	2,089	50,324
TTM Technologies, Inc.(1)	8,703	103,218
Vishay Intertechnology, Inc.	11,658	178,018
Vishay Precision Group, Inc.(1)	1,011	24,850
Wrap Technologies, Inc.(1)	671	7,032
		$ 3,559,969
Energy Equipment & Services — 0.7%
Archrock, Inc.	11,297	$ 73,318
Aspen Aerogels, Inc.(1)	1,806	11,884
Cactus, Inc., Class A	4,031	83,160
ChampionX Corp.(1)	16,415	160,210
DMC Global, Inc.	1,264	34,886
Dril-Quip, Inc.(1)	3,250	96,818
Exterran Corp.(1)	2,624	14,143
Frank's International NV(1)	13,689	30,527
Helix Energy Solutions Group, Inc.(1)	12,468	43,264
Liberty Oilfield Services, Inc., Class A	4,426	24,255
Matrix Service Co.(1)	2,252	21,889
Nabors Industries, Ltd.	622	23,026
National Energy Services Reunited Corp.(1)	2,092	14,393
Newpark Resources, Inc.(1)	7,671	17,106
NexTier Oilfield Solutions, Inc.(1)	13,416	32,869
Oceaneering International, Inc.(1)	8,672	55,414
Oil States International, Inc.(1)	5,061	24,040
Patterson-UTI Energy, Inc.	16,181	56,148
ProPetro Holding Corp.(1)	6,820	35,055
RPC Inc.(2)	5,124	15,782

15
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
SEACOR Holdings, Inc.(1)	1,557	$ 44,094
Select Energy Services, Inc., Class A(1)	5,076	24,872
Solaris Oilfield Infrastructure, Inc., Class A	2,541	18,854
Tidewater, Inc.(1)	3,229	18,050
Transocean, Ltd.(1)	51,662	94,541
US Silica Holdings, Inc.(2)	6,531	23,577
		$ 1,092,175
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A(2)	3,946	$ 16,928
Cinemark Holdings, Inc.	9,444	109,078
Eros International PLC(1)(2)	6,068	19,175
Gaia, Inc.(1)	1,050	8,799
GAN, Ltd.(1)	654	16,644
Glu Mobile, Inc.(1)	11,451	106,151
IMAX Corp.(1)	4,366	48,943
Liberty Braves Group, Series A(1)	713	14,317
Liberty Braves Group, Series C(1)	3,012	59,457
LiveXLive Media, Inc.(1)	2,426	8,782
Marcus Corp. (The)	1,876	24,895
		$ 433,169
Equity Real Estate Investment Trusts (REITs) — 5.9%
Acadia Realty Trust	7,600	$ 98,648
Agree Realty Corp.	4,702	308,968
Alexander & Baldwin, Inc.	6,134	74,773
Alexander's, Inc.	184	44,326
Alpine Income Property Trust, Inc.	598	9,723
American Assets Trust, Inc.	4,223	117,568
American Finance Trust, Inc.	9,434	74,859
Armada Hoffler Properties, Inc.	4,892	48,675
Bluerock Residential Growth REIT, Inc.	2,019	16,314
BRT Apartments Corp.	682	7,379
CareTrust REIT, Inc.	8,536	146,478
CatchMark Timber Trust, Inc., Class A	4,393	38,878
Chatham Lodging Trust	3,800	23,256
CIM Commercial Trust Corp.	1,033	11,136
City Office REIT, Inc.	4,586	46,135
Clipper Realty, Inc.	1,313	10,635
Colony Capital, Inc.	42,896	102,950
Columbia Property Trust, Inc.	10,118	132,951
Community Healthcare Trust, Inc.	1,862	76,156
CoreCivic, Inc.	10,458	97,887
CorEnergy Infrastructure Trust, Inc.	1,103	10,092
CorePoint Lodging, Inc.	3,663	15,421
DiamondRock Hospitality Co.	17,564	97,129
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Diversified Healthcare Trust	21,033	$ 93,071
Easterly Government Properties, Inc.	6,683	154,511
EastGroup Properties, Inc.	3,371	399,834
Essential Properties Realty Trust, Inc.	7,972	118,305
Farmland Partners, Inc.(2)	2,798	19,166
Four Corners Property Trust, Inc.	5,983	145,985
Franklin Street Properties Corp.	9,022	45,922
Front Yard Residential Corp.	4,415	38,411
GEO Group, Inc. (The)	10,640	125,871
Getty Realty Corp.	2,913	86,458
Gladstone Commercial Corp.	2,560	48,000
Gladstone Land Corp.	1,647	26,121
Global Medical REIT, Inc.	3,362	38,091
Global Net Lease, Inc.	8,088	135,312
Healthcare Realty Trust, Inc.	11,767	344,655
Hersha Hospitality Trust	3,227	18,588
Independence Realty Trust, Inc.	7,851	90,208
Industrial Logistics Properties Trust	5,794	119,067
Innovative Industrial Properties, Inc.(2)	1,407	123,844
Investors Real Estate Trust	989	69,715
iStar, Inc.	6,558	80,795
Jernigan Capital, Inc.	1,875	25,650
Kite Realty Group Trust	7,232	83,457
Lexington Realty Trust	22,614	238,578
LTC Properties, Inc.	3,459	130,301
Macerich Co. (The)	12,538	112,466
Mack-Cali Realty Corp.	7,612	116,387
Monmouth Real Estate Investment Corp.	8,073	116,978
National Health Investors, Inc.	3,785	229,825
National Storage Affiliates Trust	5,472	156,828
New Senior Investment Group, Inc.	7,208	26,093
NexPoint Residential Trust, Inc.	1,916	67,731
Office Properties Income Trust	4,192	108,866
One Liberty Properties, Inc.	1,287	22,677
Pebblebrook Hotel Trust	11,429	156,120
Physicians Realty Trust	17,946	314,414
Piedmont Office Realty Trust, Inc., Class A	11,004	182,776
Plymouth Industrial REIT, Inc.	1,301	16,653
PotlatchDeltic Corp.	5,812	221,030
Preferred Apartment Communities, Inc., Class A	3,903	29,663
PS Business Parks, Inc.	1,759	232,892
QTS Realty Trust, Inc., Class A	5,308	340,190
Retail Opportunity Investments Corp.	10,264	116,291
Retail Properties of America, Inc., Class A	18,948	138,699
Retail Value, Inc.	1,367	16,896
RLJ Lodging Trust	15,115	142,686
RPT Realty	6,804	47,356

16
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties, Inc.	4,458	$ 154,247
Sabra Health Care REIT, Inc.	18,151	261,919
Safehold, Inc.	1,528	87,845
Saul Centers, Inc.	978	31,560
Seritage Growth Properties, Class A(1)(2)	2,944	33,562
Service Properties Trust	14,487	102,713
SITE Centers Corp.	13,531	109,601
STAG Industrial, Inc.	13,243	388,285
Summit Hotel Properties, Inc.	8,982	53,263
Sunstone Hotel Investors, Inc.	18,993	154,793
Tanger Factory Outlet Centers, Inc.(2)	7,997	57,019
Terreno Realty Corp.	5,862	308,576
UMH Properties, Inc.	3,128	40,445
Uniti Group, Inc.	16,329	152,676
Universal Health Realty Income Trust	1,113	88,472
Urban Edge Properties	10,291	122,154
Urstadt Biddle Properties, Inc., Class A	2,599	30,876
Washington Real Estate Investment Trust	7,049	156,488
Whitestone REIT(2)	3,231	23,489
Xenia Hotels & Resorts, Inc.	9,886	92,236
		$ 9,773,989
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	2,690	$ 37,014
BJ's Wholesale Club Holdings, Inc.(1)	12,099	450,930
Chefs' Warehouse, Inc. (The)(1)	2,031	27,581
HF Foods Group, Inc.(1)(2)	3,141	28,426
Ingles Markets, Inc., Class A	1,243	53,536
Natural Grocers by Vitamin Cottage, Inc.	875	13,020
Performance Food Group Co.(1)	11,575	337,295
PriceSmart, Inc.	1,964	118,488
Rite Aid Corp.(1)	4,943	84,328
SpartanNash Co.	3,190	67,788
United Natural Foods, Inc.(1)	4,650	84,676
Village Super Market, Inc., Class A	640	17,741
Weis Markets, Inc.	747	37,440
		$ 1,358,263
Food Products — 1.3%
Alico, Inc.	267	$ 8,320
B&G Foods, Inc.	5,687	138,649
BellRing Brands, Inc., Class A(1)	3,419	68,175
Bridgford Foods Corp.(1)	153	2,534
Calavo Growers, Inc.	1,424	89,584
Cal-Maine Foods, Inc.(1)	2,682	119,295
Darling Ingredients, Inc.(1)	14,316	352,460
Security	Shares	Value
Food Products (continued)
Farmer Bros. Co.(1)	847	$ 6,217
Fresh Del Monte Produce, Inc.	2,749	67,680
Freshpet, Inc.(1)	3,422	286,284
Hostess Brands, Inc.(1)	10,500	128,310
J&J Snack Foods Corp.	1,320	167,812
John B. Sanfilippo & Son, Inc.	716	61,096
Lancaster Colony Corp.	1,648	255,423
Landec Corp.(1)	2,282	18,165
Limoneira Co.	1,228	17,794
Sanderson Farms, Inc.	1,738	201,417
Seneca Foods Corp., Class A(1)	594	20,083
Simply Good Foods Co. (The)(1)	7,196	133,702
Tootsie Roll Industries, Inc.(2)	1,437	49,246
		$ 2,192,246
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A	2,874	$ 130,882
Chesapeake Utilities Corp.	1,388	116,592
New Jersey Resources Corp.	8,280	270,342
Northwest Natural Holding Co.	2,642	147,397
ONE Gas, Inc.	4,549	350,500
RGC Resources, Inc.	587	14,188
South Jersey Industries, Inc.	8,112	202,719
Southwest Gas Holdings, Inc.	4,880	336,964
Spire, Inc.	4,335	284,853
		$ 1,854,437
Health Care Equipment & Supplies — 3.3%
Accelerate Diagnostics, Inc.(1)(2)	2,287	$ 34,671
Accuray, Inc.(1)	6,420	13,033
Alphatec Holdings, Inc.(1)	2,633	12,375
AngioDynamics, Inc.(1)	3,206	32,605
Antares Pharma, Inc.(1)	14,209	39,075
Apyx Medical Corp.	2,938	16,306
Aspira Women's Health, Inc.(1)	4,166	15,997
AtriCure, Inc.(1)	3,396	152,650
Atrion Corp.	121	77,078
Avanos Medical, Inc.(1)	4,156	122,145
AxoGen, Inc.(1)	2,668	24,652
Axonics Modulation Technologies, Inc.(1)	2,690	94,446
Bellerophon Therapeutics, Inc.(1)	304	3,815
Beyond Air, Inc.(1)	1,155	8,374
BioLife Solutions, Inc.(1)	589	9,630
BioSig Technologies, Inc.(1)	1,382	9,950
Cantel Medical Corp.	3,351	148,215
Cardiovascular Systems, Inc.(1)	2,986	94,208

17
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cerus Corp.(1)	14,314	$ 94,472
Chembio Diagnostics, Inc.(1)	1,721	5,593
Co-Diagnostics, Inc.(1)(2)	2,291	44,331
CONMED Corp.	2,394	172,344
CryoLife, Inc.(1)	3,149	60,366
CryoPort, Inc.(1)(2)	2,963	89,631
Cutera, Inc.(1)	1,118	13,606
CytoSorbents Corp.(1)(2)	2,668	26,413
Electromed, Inc.(1)	615	9,465
FONAR Corp.(1)	557	11,903
GenMark Diagnostics, Inc.(1)	5,985	88,039
Glaukos Corp.(1)(2)	3,735	143,499
Heska Corp.(1)	603	56,182
Inogen, Inc.(1)	1,598	56,761
Integer Holdings Corp.(1)	2,856	208,631
IntriCon Corp.(1)	564	7,625
Invacare Corp.(2)	2,498	15,912
iRadimed Corp.(1)	282	6,545
iRhythm Technologies, Inc.(1)	2,390	276,977
Lantheus Holdings, Inc.(1)	5,360	76,647
LeMaitre Vascular, Inc.	1,302	34,373
LivaNova PLC(1)	4,365	210,087
Meridian Bioscience, Inc.(1)	3,556	82,819
Merit Medical Systems, Inc.(1)	4,789	218,618
Mesa Laboratories, Inc.	355	76,964
Milestone Scientific, Inc.(1)	3,097	6,039
Misonix, Inc.(1)	1,277	17,329
Natus Medical, Inc.(1)	3,019	65,875
Nemaura Medical, Inc.(1)	594	5,495
Neogen Corp.(1)	4,608	357,581
Nevro Corp.(1)	2,966	354,348
NuVasive, Inc.(1)	4,522	251,695
OraSure Technologies, Inc.(1)	5,361	62,348
Orthofix Medical, Inc.(1)	1,619	51,808
OrthoPediatrics Corp.(1)	1,056	46,211
PAVmed, Inc.(1)	3,168	6,685
Pulse Biosciences, Inc.(1)	800	8,368
Quotient, Ltd.(1)	5,345	39,553
Repro-Med Systems, Inc.(1)	2,153	19,334
Retractable Technologies, Inc.(1)	1,172	8,227
Rockwell Medical, Inc.(1)	3,471	6,768
RTI Surgical Holdings, Inc.(1)	4,427	14,078
SeaSpine Holdings Corp.(1)	1,888	19,767
Shockwave Medical, Inc.(1)	2,190	103,740
SI-BONE, Inc.(1)	2,242	35,738
Sientra, Inc.(1)	3,217	12,450
Silk Road Medical, Inc.(1)	2,807	117,585
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Soliton, Inc.(1)	193	$ 1,502
STAAR Surgical Co.(1)	3,982	245,052
Stereotaxis, Inc.(1)	3,905	17,416
SurModics, Inc.(1)	1,145	49,510
Tactile Systems Technology, Inc.(1)	1,650	68,360
Tela Bio, Inc.(1)	480	6,221
TransMedics Group, Inc.(1)	1,747	31,306
Utah Medical Products, Inc.	296	26,232
Vapotherm, Inc.(1)	1,694	69,437
Varex Imaging Corp.(1)	3,308	50,116
Venus Concept, Inc.(1)	1,627	5,678
ViewRay, Inc.(1)(2)	9,151	20,498
VolitionRX, Ltd.(1)	2,077	8,080
Wright Medical Group NV(1)	11,368	337,857
Zynex, Inc.(1)(2)	1,374	34,171
		$ 5,579,486
Health Care Providers & Services — 2.1%
1Life Healthcare, Inc.(1)(2)	1,670	$ 60,654
AdaptHealth Corp.(1)	693	11,157
Addus HomeCare Corp.(1)	1,220	112,923
American Renal Associates Holdings, Inc.(1)	1,530	9,976
AMN Healthcare Services, Inc.(1)	4,036	182,589
Apollo Medical Holdings, Inc.(1)	575	9,487
Avalon GloboCare Corp.(1)	1,913	3,635
BioTelemetry, Inc.(1)	2,899	131,006
Brookdale Senior Living, Inc.(1)	15,634	46,120
Community Health Systems, Inc.(1)	8,353	25,142
CorVel Corp.(1)	831	58,910
Covetrus, Inc.(1)	8,670	155,106
Cross Country Healthcare, Inc.(1)	2,877	17,722
Ensign Group, Inc. (The)	4,495	188,116
Enzo Biochem, Inc.(1)	3,092	6,926
Five Star Senior Living, Inc.(1)	1,669	6,509
Fulgent Genetics, Inc.(1)	854	13,664
Hanger, Inc.(1)	3,196	52,926
HealthEquity, Inc.(1)	6,065	355,834
InfuSystem Holdings, Inc.(1)	1,278	14,748
Joint Corp. (The)(1)	1,152	17,591
LHC Group, Inc.(1)	2,682	467,526
Magellan Health, Inc.(1)	2,067	150,850
MEDNAX, Inc.(1)	7,329	125,326
National HealthCare Corp.	1,074	68,135
National Research Corp.	1,192	69,386
Ontrak, Inc.(1)	623	15,413
Option Care Health, Inc.(1)	2,427	33,687
Owens & Minor, Inc.	5,393	41,095

18
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Patterson Cos., Inc.	7,473	$ 164,406
Pennant Group, Inc. (The)(1)	2,149	48,567
PetIQ, Inc.(1)(2)	1,614	56,232
Progyny, Inc.(1)	2,328	60,086
Providence Service Corp. (The)(1)	1,045	82,461
R1 RCM, Inc.(1)	8,804	98,165
RadNet, Inc.(1)	3,530	56,021
Select Medical Holdings Corp.(1)	9,880	145,532
Sharps Compliance Corp.(1)	1,261	8,865
Surgery Partners, Inc.(1)	2,112	24,436
Tenet Healthcare Corp.(1)	9,038	163,678
Tivity Health, Inc.(1)	4,170	47,246
Triple-S Management Corp., Class B(1)(2)	1,726	32,828
US Physical Therapy, Inc.	1,104	89,446
Viemed Healthcare, Inc.(1)	3,037	29,155
		$ 3,559,283
Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.(1)	13,910	$ 94,171
Computer Programs and Systems, Inc.	938	21,377
Evolent Health, Inc., Class A(1)	6,580	46,850
Health Catalyst, Inc.	2,850	83,134
HealthStream, Inc.(1)	2,289	50,656
HMS Holdings Corp.(1)	7,885	255,395
iCad, Inc.(1)	1,776	17,742
Inovalon Holdings, Inc., Class A(1)	6,512	125,421
Inspire Medical Systems, Inc.(1)	2,312	201,190
NantHealth, Inc.(1)	2,382	10,909
NextGen Healthcare, Inc.(1)	4,587	50,365
Omnicell, Inc.(1)	3,752	264,966
OptimizeRx Corp.(1)(2)	1,058	13,786
Phreesia, Inc.(1)	2,351	66,486
Schrodinger, Inc.(1)	1,200	109,884
Simulations Plus, Inc.	1,112	66,520
Tabula Rasa HealthCare, Inc.(1)(2)	1,809	99,007
Vocera Communications, Inc.(1)	2,799	59,339
		$ 1,637,198
Hotels, Restaurants & Leisure — 2.5%
Accel Entertainment, Inc.(1)	3,729	$ 35,910
BBX Capital Corp.	5,432	13,797
Biglari Holdings, Inc., Class A(1)	6	2,010
Biglari Holdings, Inc., Class B(1)	80	5,518
BJ's Restaurants, Inc.	1,671	34,991
Bloomin' Brands, Inc.	7,647	81,517
Bluegreen Vacations Corp.	637	3,453
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	7,160	$ 149,644
Brinker International, Inc.	3,869	92,856
Carrols Restaurant Group, Inc.(1)	3,096	14,985
Century Casinos, Inc.(1)	1,662	6,897
Cheesecake Factory, Inc. (The)(2)	3,655	83,773
Churchill Downs, Inc.	3,358	447,118
Chuy's Holdings, Inc.(1)	1,271	18,913
Cracker Barrel Old Country Store, Inc.	2,135	236,793
Dave & Buster's Entertainment, Inc.(2)	4,104	54,706
Del Taco Restaurants, Inc.(1)	2,895	17,167
Denny's Corp.(1)	4,997	50,470
Dine Brands Global, Inc.	1,363	57,382
El Pollo Loco Holdings, Inc.(1)	1,580	23,321
Eldorado Resorts, Inc.(1)	7,389	296,003
Everi Holdings, Inc.(1)	6,157	31,770
Fiesta Restaurant Group, Inc.(1)	2,070	13,207
Golden Entertainment, Inc.(1)	1,501	13,389
Hilton Grand Vacations, Inc.(1)	7,526	147,133
International Game Technology PLC	8,782	78,160
Jack in the Box, Inc.	2,012	149,069
Kura Sushi USA, Inc.(1)(2)	280	3,998
Lindblad Expeditions Holdings, Inc.(1)	1,767	13,641
Marriott Vacations Worldwide Corp.	3,577	294,065
Monarch Casino & Resort, Inc.(1)	917	31,251
Nathan's Famous, Inc.	237	13,329
Noodles & Co.(1)	2,480	15,004
Papa John's International, Inc.	2,860	227,113
Penn National Gaming, Inc.(1)(2)	11,828	361,227
PlayAGS, Inc.(1)	1,838	6,212
RCI Hospitality Holdings, Inc.	797	11,046
Red Robin Gourmet Burgers, Inc.(1)	1,090	11,118
Red Rock Resorts, Inc., Class A	6,276	68,471
Ruth's Hospitality Group, Inc.	2,317	18,907
Scientific Games Corp., Class A(1)	4,901	75,770
SeaWorld Entertainment, Inc.(1)	4,190	62,054
Shake Shack, Inc., Class A(1)(2)	3,100	164,238
Target Hospitality Corp.(1)	2,913	4,923
Texas Roadhouse, Inc.	5,792	304,485
Twin River Worldwide Holdings, Inc.	1,497	33,368
Wingstop, Inc.	2,618	363,824
		$ 4,243,996
Household Durables — 1.9%
Beazer Homes USA, Inc.(1)	2,686	$ 27,048
Casper Sleep, Inc.(1)(2)	590	5,292
Cavco Industries, Inc.(1)	750	144,637
Century Communities, Inc.(1)	2,337	71,652

19
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Ethan Allen Interiors, Inc.	1,924	$ 22,761
GoPro, Inc., Class A(1)	10,449	49,737
Green Brick Partners, Inc.(1)	1,909	22,622
Hamilton Beach Brands Holding Co., Class A	584	6,950
Helen of Troy, Ltd.(1)	2,235	421,432
Hooker Furniture Corp.	834	16,221
Installed Building Products, Inc.(1)	2,012	138,385
iRobot Corp.(1)	2,456	206,058
KB Home	7,707	236,451
La-Z-Boy, Inc.	3,892	105,317
Legacy Housing Corp.(1)	380	5,404
LGI Homes, Inc.(1)	1,969	173,331
Lifetime Brands, Inc.	858	5,766
Lovesac Co. (The)(1)(2)	730	19,148
M / I Homes, Inc.(1)	2,434	83,827
MDC Holdings, Inc.	4,540	162,078
Meritage Homes Corp.(1)	3,219	245,030
Purple Innovation, Inc.(1)	1,263	22,734
Skyline Champion Corp.(1)	4,811	117,100
Sonos, Inc.(1)	6,981	102,132
Taylor Morrison Home Corp.(1)	11,152	215,122
TopBuild Corp.(1)	2,893	329,137
TRI Pointe Group, Inc.(1)	11,449	168,186
Tupperware Brands Corp.	4,044	19,209
Turtle Beach Corp.(1)	1,190	17,517
Universal Electronics, Inc.(1)	1,223	57,261
		$ 3,217,545
Household Products — 0.2%
Central Garden & Pet Co.(1)	789	$ 28,396
Central Garden & Pet Co., Class A(1)	3,525	119,110
Oil-Dri Corp. of America	406	14,088
WD-40 Co.	1,200	237,960
		$ 399,554
Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(1)	10,236	$ 20,472
Clearway Energy, Inc., Class A	3,063	64,231
Clearway Energy, Inc., Class C	6,905	159,229
Ormat Technologies, Inc.	3,487	221,390
Sunnova Energy International, Inc.(1)	2,715	46,345
TerraForm Power, Inc., Class A	7,748	142,873
		$ 654,540
Security	Shares	Value
Industrial Conglomerates — 0.0%(4)
Raven Industries, Inc.	3,174	$ 68,273
		$ 68,273
Insurance — 2.2%
Ambac Financial Group, Inc.(1)	3,798	$ 54,387
American Equity Investment Life Holding Co.	7,921	195,728
AMERISAFE, Inc.	1,636	100,058
Argo Group International Holdings, Ltd.	2,857	99,509
Benefytt Technologies, Inc.(1)	983	20,112
BRP Group, Inc., Class A(1)	1,755	30,309
Citizens, Inc.(1)(2)	4,427	26,518
CNO Financial Group, Inc.	12,923	201,211
Crawford & Co., Class A	1,459	11,511
Donegal Group, Inc., Class A	916	13,026
eHealth, Inc.(1)	2,252	221,236
Employers Holdings, Inc.	2,835	85,475
Enstar Group, Ltd.(1)	1,028	157,048
FBL Financial Group, Inc., Class A	766	27,492
FedNat Holding Co.	1,014	11,225
Genworth Financial, Inc., Class A(1)	45,354	104,768
Global Indemnity, Ltd.	810	19,391
Goosehead Insurance, Inc., Class A(1)	1,140	85,682
Greenlight Capital Re, Ltd., Class A(1)	2,647	17,258
HCI Group, Inc.	611	28,216
Heritage Insurance Holdings, Inc.	1,906	24,950
Horace Mann Educators Corp.	3,697	135,791
Independence Holding Co.	394	12,052
Investors Title Co.	111	13,467
James River Group Holdings, Ltd.	2,526	113,670
Kinsale Capital Group, Inc.	1,839	285,431
MBIA, Inc.(1)	6,139	44,508
National General Holdings Corp.	5,773	124,755
National Western Life Group, Inc., Class A	193	39,216
NI Holdings, Inc.(1)	903	13,337
Palomar Holdings, Inc.(1)	1,705	146,221
ProAssurance Corp.	4,666	67,517
ProSight Global, Inc.(1)	758	6,746
Protective Insurance Corp., Class B	853	12,855
RLI Corp.	3,478	285,544
Safety Insurance Group, Inc.	1,323	100,892
Selective Insurance Group, Inc.	5,232	275,936
State Auto Financial Corp.	1,338	23,883
Stewart Information Services Corp.	1,974	64,175
Third Point Reinsurance, Ltd.(1)	6,160	46,262
Tiptree, Inc.	2,311	14,906
Trupanion, Inc.(1)(2)	2,626	112,104

20
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
United Fire Group, Inc.	1,866	$ 51,707
United Insurance Holdings Corp.	1,483	11,597
Universal Insurance Holdings, Inc.	2,530	44,907
Vericity, Inc.	164	1,743
Watford Holdings, Ltd.(1)	1,786	29,808
		$ 3,614,140
Interactive Media & Services — 0.4%
Cargurus, Inc.(1)	7,630	$ 193,421
Cars.com, Inc.(1)	5,846	33,673
DHI Group, Inc.(1)	4,512	9,475
Eventbrite, Inc., Class A(1)	5,612	48,095
EverQuote, Inc., Class A(1)	1,239	72,060
Liberty TripAdvisor Holdings, Inc., Class A(1)	6,271	13,357
Meet Group, Inc. (The)(1)	5,878	36,679
QuinStreet, Inc.(1)	4,141	43,315
TrueCar, Inc.(1)	7,838	20,222
Yelp, Inc.(1)	6,057	140,098
		$ 610,395
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A(1)	2,081	$ 41,662
Duluth Holdings, Inc., Class B(1)(2)	634	4,672
Groupon, Inc.(1)(2)	2,006	36,349
Lands' End, Inc.(1)	879	7,067
Liquidity Services, Inc.(1)	2,122	12,647
Overstock.com, Inc.(1)	3,551	100,955
PetMed Express, Inc.	1,778	63,368
Quotient Technology, Inc.(1)	7,590	55,559
RealReal, Inc. (The)(1)(2)	5,509	70,460
Rubicon Project, Inc. (The)(1)	8,240	54,961
Shutterstock, Inc.(1)	1,706	59,659
Stamps.com, Inc.(1)	1,448	265,983
Stitch Fix, Inc., Class A(1)(2)	4,967	123,877
US Auto Parts Network, Inc.(1)	1,863	16,133
Waitr Holdings, Inc.(1)	4,628	12,172
		$ 925,524
IT Services — 1.9%
Brightcove, Inc.(1)	3,175	$ 25,019
Cardtronics PLC, Class A(1)	3,306	79,278
Cass Information Systems, Inc.	1,244	48,553
Conduent, Inc.(1)	15,269	36,493
CSG Systems International, Inc.	2,940	121,687
Endurance International Group Holdings, Inc.(1)	5,998	24,172
EVERTEC, Inc.	5,329	149,745
Security	Shares	Value
IT Services (continued)
Evo Payments, Inc., Class A(1)	3,485	$ 79,562
ExlService Holdings, Inc.(1)	2,930	185,762
GreenSky, Inc., Class A(1)	5,489	26,896
Grid Dynamics Holdings, Inc.(1)	1,918	13,234
GTT Communications, Inc.(1)	2,822	23,027
Hackett Group, Inc. (The)	1,931	26,146
I3 Verticals, Inc., Class A(1)	1,204	36,421
Information Services Group, Inc.(1)	2,421	5,011
International Money Express, Inc.(1)	1,143	14,242
KBR, Inc.	12,334	278,132
Limelight Networks, Inc.(1)	10,253	75,462
LiveRamp Holdings, Inc.(1)	5,856	248,704
ManTech International Corp. / VA, Class A	2,379	162,938
MAXIMUS, Inc.	5,402	380,571
MoneyGram International, Inc.(1)	5,478	17,584
NIC, Inc.	5,910	135,694
Paysign, Inc.	2,627	25,508
Perficient, Inc.(1)	2,876	102,903
Perspecta, Inc.	12,429	288,726
PFSweb, Inc.(1)	1,235	8,250
Priority Tehnology Holdings, Inc.(1)	578	1,497
Repay Holdings Corp.(1)	3,233	79,629
ServiceSource International, Inc.(1)	7,675	12,126
StarTek, Inc.(1)	1,434	7,285
Sykes Enterprises, Inc.(1)	3,342	92,440
TTEC Holdings, Inc.	1,603	74,636
Tucows, Inc., Class A(1)	790	45,283
Unisys Corp.(1)	5,466	59,634
Verra Mobility Corp.(1)	11,432	117,521
Virtusa Corp.(1)	2,577	83,675
		$ 3,193,446
Leisure Products — 0.6%
Acushnet Holdings Corp.	3,081	$ 107,188
Callaway Golf Co.	8,143	142,584
Clarus Corp.	1,808	20,937
Escalade, Inc.	888	12,396
Johnson Outdoors, Inc., Class A	405	36,863
Malibu Boats, Inc., Class A(1)	1,736	90,185
Marine Products Corp.	813	11,260
MasterCraft Boat Holdings, Inc.(1)	1,615	30,766
Nautilus, Inc.(1)	2,617	24,260
Smith + Wesson Brands, Inc.(1)	4,733	101,854
Sturm Ruger & Co., Inc.	1,458	110,808
Vista Outdoor, Inc.(1)	5,021	72,553

21
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
YETI Holdings, Inc.(1)	6,552	$ 279,967
		$ 1,041,621
Life Sciences Tools & Services — 0.6%
Champions Oncology, Inc.(1)	637	$ 6,090
ChromaDex Corp.(1)	3,310	15,193
Codexis, Inc.(1)	4,645	52,953
Fluidigm Corp.(1)	6,011	24,104
Harvard Bioscience, Inc.(1)	3,333	10,332
Luminex Corp.	3,659	119,027
Medpace Holdings, Inc.(1)	2,382	221,573
NanoString Technologies, Inc.(1)	3,339	98,000
NeoGenomics, Inc.(1)	9,152	283,529
Pacific Biosciences of California, Inc.(1)	12,737	43,943
Personalis, Inc.(1)	1,635	21,206
Quanterix Corp.(1)	1,674	45,851
		$ 941,801
Machinery — 3.4%
Alamo Group, Inc.	873	$ 89,605
Albany International Corp., Class A	2,680	157,343
Altra Industrial Motion Corp.	5,751	183,227
Astec Industries, Inc.	1,870	86,600
Barnes Group, Inc.	4,223	167,062
Blue Bird Corp.(1)	1,311	19,652
Chart Industries, Inc.(1)	3,153	152,889
CIRCOR International, Inc.(1)	1,669	42,526
Columbus McKinnon Corp.	1,943	64,993
Douglas Dynamics, Inc.	1,952	68,554
Eastern Co. (The)	490	8,756
Energy Recovery, Inc.(1)	3,367	25,572
Enerpac Tool Group Corp.	4,678	82,333
EnPro Industries, Inc.	1,761	86,800
ESCO Technologies, Inc.	2,284	193,067
Evoqua Water Technologies Corp.(1)	7,574	140,876
ExOne Co. (The)(1)	993	8,490
Federal Signal Corp.	5,217	155,101
Franklin Electric Co., Inc.	4,132	217,013
Gencor Industries, Inc.(1)	603	7,622
Gorman-Rupp Co. (The)	1,579	49,075
Graham Corp.	863	10,995
Greenbrier Cos., Inc. (The)	2,874	65,384
Harsco Corp.(1)	6,801	91,882
Helios Technologies, Inc.	2,542	94,690
Hillenbrand, Inc.	6,378	172,652
Hurco Cos., Inc.	529	14,796
Security	Shares	Value
Machinery (continued)
Hyster-Yale Materials Handling, Inc.	907	$ 35,065
John Bean Technologies Corp.	2,741	235,781
Kadant, Inc.	952	94,876
Kennametal, Inc.	7,167	205,765
LB Foster Co., Class A(1)	731	9,335
Lindsay Corp.	920	84,833
Luxfer Holdings PLC	2,400	33,960
Lydall, Inc.(1)	1,313	17,804
Manitowoc Co., Inc. (The)(1)	2,727	29,670
Meritor, Inc.(1)	6,195	122,661
Miller Industries, Inc.	1,050	31,259
Mueller Industries, Inc.	4,874	129,551
Mueller Water Products, Inc., Class A	14,064	132,624
Navistar International Corp.(1)	4,357	122,867
NN, Inc.	3,488	16,533
Omega Flex, Inc.	248	26,238
Park-Ohio Holdings Corp.	726	12,044
Proto Labs, Inc.(1)	2,351	264,417
RBC Bearings, Inc.(1)	2,155	288,856
REV Group, Inc.	2,574	15,701
Rexnord Corp.	9,454	275,584
Shyft Group, Inc. (The)	3,015	50,773
SPX Corp.(1)	3,905	160,691
SPX FLOW, Inc.(1)	3,637	136,169
Standex International Corp.	1,097	63,132
Tennant Co.	1,548	100,635
Terex Corp.	5,568	104,511
TriMas Corp.(1)	3,997	95,728
Wabash National Corp.	4,465	47,418
Watts Water Technologies, Inc., Class A	2,413	195,453
Welbilt, Inc.(1)	11,411	69,493
		$ 5,666,982
Marine — 0.1%
Costamare, Inc.	4,298	$ 23,897
Eagle Bulk Shipping, Inc.(1)	3,373	7,387
Genco Shipping & Trading, Ltd.	675	4,239
Matson, Inc.	3,735	108,688
Pangaea Logistics Solutions, Ltd.	934	2,344
Safe Bulkers, Inc.(1)	4,225	5,155
Scorpio Bulkers, Inc.	424	6,487
		$ 158,197
Media — 0.7%
AMC Networks, Inc., Class A(1)	3,423	$ 80,064
Boston Omaha Corp., Class A(1)	868	13,888

22
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
Cardlytics, Inc.(1)(2)	2,284	$ 159,834
Central European Media Enterprises, Ltd., Class A(1)	6,603	23,375
comScore, Inc.(1)	4,319	13,389
Daily Journal Corp.(1)(2)	88	23,760
Emerald Holding, Inc.	2,053	6,323
Entercom Communications Corp., Class A	10,833	14,950
Entravision Communications Corp., Class A	5,618	8,034
EW Scripps Co. (The), Class A	4,675	40,906
Fluent, Inc.(1)	2,683	4,776
Gannett Co., Inc.(2)	10,067	13,892
Gray Television, Inc.(1)	8,185	114,181
Hemisphere Media Group, Inc.(1)	1,449	14,244
iHeartMedia, Inc., Class A(1)	5,288	44,155
Loral Space & Communications, Inc.(1)	1,011	19,735
Meredith Corp.(2)	3,558	51,769
MSG Networks, Inc., Class A(1)(2)	3,693	36,745
National CineMedia, Inc.	5,225	15,518
Saga Communications, Inc., Class A	394	10,086
Scholastic Corp.	2,583	77,335
Sinclair Broadcast Group, Inc., Class A	4,591	84,750
TechTarget, Inc.(1)	1,981	59,489
TEGNA, Inc.	19,073	212,473
Tribune Publishing Co.	1,415	14,136
WideOpenWest, Inc.(1)	4,622	24,358
		$ 1,182,165
Metals & Mining — 1.3%
Alcoa Corp.(1)	16,550	$ 186,022
Allegheny Technologies, Inc.(1)	11,028	112,375
Arconic Corp.(1)	8,793	122,486
Caledonia Mining Corp. PLC	986	17,078
Carpenter Technology Corp.	4,139	100,495
Century Aluminum Co.(1)	4,377	31,208
Cleveland-Cliffs, Inc.(2)	34,534	190,628
Coeur Mining, Inc.(1)	20,477	104,023
Commercial Metals Co.	10,307	210,263
Compass Minerals International, Inc.	2,990	145,762
Ferroglobe Representation & Warranty Insurance Trust(5)	5,015	0
Gold Resource Corp.	5,333	21,919
Haynes International, Inc.	1,062	24,808
Hecla Mining Co.	45,185	147,755
Kaiser Aluminum Corp.	1,405	103,436
Materion Corp.	1,729	106,316
Mayville Engineering Co., Inc.(1)	556	4,392
Novagold Resources, Inc.(1)	20,420	187,456
Olympic Steel, Inc.	846	9,941
Ryerson Holding Corp.(1)	965	5,433
Security	Shares	Value
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	2,273	$ 40,096
SunCoke Energy, Inc.	6,534	19,341
TimkenSteel Corp.(1)	3,081	11,985
United States Steel Corp.	19,359	139,772
Warrior Met Coal, Inc.	4,424	68,085
Worthington Industries, Inc.	3,367	125,589
		$ 2,236,664
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Anworth Mortgage Asset Corp.(2)	8,089	$ 13,751
Apollo Commercial Real Estate Finance, Inc.	13,478	132,219
Arbor Realty Trust, Inc.	9,110	84,176
Ares Commercial Real Estate Corp.	2,562	23,366
Arlington Asset Investment Corp., Class A	3,233	9,602
ARMOUR Residential REIT, Inc.	5,083	47,729
Blackstone Mortgage Trust, Inc., Class A	11,958	288,068
Broadmark Realty Capital, Inc.	11,367	107,646
Capstead Mortgage Corp.	8,164	44,820
Cherry Hill Mortgage Investment Corp.	1,050	9,471
Chimera Investment Corp.	16,958	162,966
Colony Credit Real Estate, Inc.	6,877	48,277
Dynex Capital, Inc.(2)	1,888	26,998
Ellington Financial, Inc.	3,471	40,888
Ellington Residential Mortgage REIT	796	8,199
Granite Point Mortgage Trust, Inc.	4,738	34,019
Great Ajax Corp.(2)	1,593	14,656
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,245	177,733
Invesco Mortgage Capital, Inc.(2)	15,874	59,369
KKR Real Estate Finance Trust, Inc.	2,170	35,979
Ladder Capital Corp.	9,254	74,957
MFA Financial, Inc.	40,096	99,839
New York Mortgage Trust, Inc.	32,719	85,397
Orchid Island Capital, Inc.(2)	5,266	24,803
PennyMac Mortgage Investment Trust	8,614	151,003
Ready Capital Corp.	2,975	25,853
Redwood Trust, Inc.	10,045	70,315
TPG RE Finance Trust, Inc.	5,301	45,589
Two Harbors Investment Corp.	24,200	121,968
Western Asset Mortgage Capital Corp.(2)	4,545	12,453
		$ 2,082,109
Multiline Retail — 0.2%
Big Lots, Inc.	3,466	$ 145,572
Dillard's, Inc., Class A(2)	920	23,727
Macy's, Inc.	27,590	189,819
		$ 359,118

23
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.5%
Avista Corp.	5,952	$ 216,593
Black Hills Corp.	5,426	307,437
NorthWestern Corp.	4,442	242,178
Unitil Corp.	1,244	55,756
		$ 821,964
Oil, Gas & Consumable Fuels — 1.4%
Adams Resources & Energy, Inc.	194	$ 5,193
Antero Resources Corp.(1)	21,446	54,473
Arch Resources, Inc.	1,294	36,763
Ardmore Shipping Corp.(1)	2,717	11,792
Berry Corp.	5,491	26,522
Bonanza Creek Energy, Inc.(1)	1,784	26,439
Brigham Minerals, Inc., Class A	2,460	30,381
California Resources Corp.(1)(2)	3,768	4,597
Clean Energy Fuels Corp.(1)	11,983	26,602
CNX Resources Corp.(1)	16,381	141,696
Comstock Resources, Inc.(1)	1,329	5,821
CONSOL Energy, Inc.(1)	2,417	12,254
Contango Oil & Gas Co.(1)	7,920	18,137
CVR Energy, Inc.	2,550	51,280
Delek US Holdings, Inc.	5,520	96,103
DHT Holdings, Inc.	9,630	49,402
Diamond S Shipping, Inc.(1)	1,939	15,493
Dorian LPG, Ltd.(1)	2,207	17,082
Earthstone Energy, Inc., Class A(1)	1,654	4,697
Energy Fuels, Inc.(1)(2)	5,894	8,900
Evolution Petroleum Corp.	1,370	3,836
Falcon Minerals Corp.	3,404	10,893
Frontline, Ltd. / Bermuda	10,421	72,739
Golar LNG, Ltd.	8,480	61,395
Goodrich Petroleum Corp.(1)	727	5,234
Green Plains, Inc.	3,369	34,414
Gulfport Energy Corp.(1)	14,500	15,805
International Seaways, Inc.(1)	2,158	35,262
Kosmos Energy, Ltd.	35,615	59,121
Magnolia Oil & Gas Corp., Class A(1)	11,072	67,096
Matador Resources Co.(1)	9,448	80,308
Montage Resources Corp.(1)	1,875	7,406
NACCO Industries, Inc., Class A	302	7,037
NextDecade Corp.(1)	638	1,378
Nordic American Tankers, Ltd.	11,683	47,433
Overseas Shipholding Group, Inc., Class A(1)	2,804	5,215
Ovintiv, Inc.	23,130	220,891
Par Pacific Holdings, Inc.(1)	3,112	27,977
PBF Energy, Inc., Class A	8,531	87,357
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.(1)	8,678	$ 107,954
Peabody Energy Corp.	6,004	17,292
Penn Virginia Corp.(1)	1,007	9,597
PrimeEnergy Resources Corp.(1)	46	3,270
Range Resources Corp.	18,919	106,514
Renewable Energy Group, Inc.(1)	3,095	76,694
REX American Resources Corp.(1)	441	30,592
Scorpio Tankers, Inc.	4,520	57,901
SFL Corp., Ltd.	8,240	76,550
SM Energy Co.	9,886	37,072
Southwestern Energy Co.(1)	46,120	118,067
Talos Energy, Inc.(1)	1,713	15,760
Tellurian, Inc.(1)	8,061	9,270
Uranium Energy Corp.(1)	11,981	10,516
W&T Offshore, Inc.(1)(2)	8,233	18,771
Whiting Petroleum Corp.(1)	8,028	9,072
World Fuel Services Corp.	5,635	145,158
		$ 2,344,474
Paper & Forest Products — 0.5%
Boise Cascade Co.	3,372	$ 126,821
Clearwater Paper Corp.(1)	1,465	52,930
Domtar Corp.	4,855	102,489
Louisiana-Pacific Corp.	9,807	251,550
Neenah, Inc.	1,433	70,876
PH Glatfelter Co.	3,755	60,268
Schweitzer-Mauduit International, Inc.	2,615	87,367
Verso Corp., Class A	2,960	35,402
		$ 787,703
Personal Products — 0.3%
Edgewell Personal Care Co.(1)	4,832	$ 150,565
elf Beauty, Inc.(1)	2,305	43,956
Inter Parfums, Inc.	1,484	71,455
Lifevantage Corp.(1)	1,232	16,657
Medifast, Inc.(2)	975	135,301
Nature's Sunshine Products, Inc.(1)	1,018	9,172
Revlon, Inc., Class A(1)(2)	576	5,702
USANA Health Sciences, Inc.(1)	1,022	75,045
Veru, Inc.(1)	4,379	14,626
		$ 522,479
Pharmaceuticals — 1.9%
AcelRx Pharmaceuticals, Inc.(1)(2)	6,913	$ 8,365
Aerie Pharmaceuticals, Inc.(1)	3,606	53,225
Agile Therapeutics, Inc.(1)	5,999	16,677

24
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
AMAG Pharmaceuticals, Inc.(1)	3,012	$ 23,042
Amneal Pharmaceuticals, Inc.(1)(2)	10,162	48,371
Amphastar Pharmaceuticals, Inc.(1)	3,073	69,020
ANI Pharmaceuticals, Inc.(1)	781	25,258
Aquestive Therapeutics, Inc.(1)	1,755	8,529
Arvinas Inc.(1)	2,584	86,667
Avenue Therapeutics, Inc.(1)	589	6,344
Axsome Therapeutics, Inc.(1)(2)	2,354	193,687
Aytu BioScience, Inc.(1)	2,021	2,870
BioDelivery Sciences International, Inc.(1)	7,195	31,370
Cassava Sciences, Inc.(1)	2,047	6,305
Cerecor, Inc.(1)	1,893	4,922
Chiasma, Inc.(1)(2)	2,297	12,358
Collegium Pharmaceutical, Inc.(1)(2)	2,817	49,297
Corcept Therapeutics, Inc.(1)	8,144	136,982
CorMedix, Inc.(1)(2)	2,079	13,098
Cymabay Therapeutics, Inc.(1)	4,918	17,164
Durect Corp.(1)	17,472	40,535
Eloxx Pharmaceuticals, Inc.(1)	2,227	6,748
Endo International PLC(1)	19,971	68,501
Eton Pharmaceuticals, Inc.(1)	1,302	7,096
Evofem Biosciences, Inc.(1)	2,404	6,803
Evolus, Inc.(1)	1,256	6,657
Fulcrum Therapeutics, Inc.(1)(2)	1,100	20,119
Harrow Health, Inc.(1)	1,977	10,300
IMARA, Inc.(1)	437	12,074
Innoviva, Inc.(1)	5,742	80,273
Intersect ENT, Inc.(1)	2,690	36,423
Intra-Cellular Therapies, Inc.(1)	4,589	117,800
Kala Pharmaceuticals, Inc.(1)(2)	3,497	36,753
Kaleido Biosciences, Inc.(1)	445	3,306
Lannett Co., Inc.(1)(2)	2,393	17,373
Liquidia Technologies, Inc.(1)	1,190	10,020
Lyra Therapeutics, Inc.(1)	363	4,116
Mallinckrodt PLC(1)(2)	6,794	18,208
Marinus Pharmaceuticals, Inc.(1)(2)	7,154	18,171
Menlo Therapeutics, Inc.(1)	9,411	16,281
MyoKardia, Inc.(1)	4,391	424,258
NGM Biopharmaceuticals, Inc.(1)(2)	2,099	41,434
Ocular Therapeutix, Inc.(1)	4,529	37,727
Odonate Therapeutics, Inc.(1)	1,155	48,903
Omeros Corp.(1)(2)	4,139	60,926
Optinose, Inc.(1)(2)	2,084	15,505
Osmotica Pharmaceuticals PLC(1)	800	5,384
Pacira BioSciences, Inc.(1)	3,640	190,991
Paratek Pharmaceuticals, Inc.(1)	2,069	10,800
Phathom Pharmaceuticals, Inc.(1)	925	30,442
Security	Shares	Value
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	1,619	$ 42,531
Prestige Consumer Healthcare, Inc.(1)	4,518	169,696
Provention Bio, Inc.(1)	3,744	52,828
Recro Pharma, Inc.(1)	1,686	7,671
Relmada Therapeutics, Inc.(1)	1,242	55,579
Revance Therapeutics, Inc.(1)	5,017	122,515
Satsuma Pharmaceuticals, Inc.(1)	812	23,353
scPharmaceuticals, Inc.(1)	475	3,496
SIGA Technologies, Inc.(1)	4,584	27,091
Strongbridge Biopharma PLC(1)	3,193	12,070
Supernus Pharmaceuticals, Inc.(1)	4,418	104,927
TherapeuticsMD, Inc.(1)(2)	19,010	23,763
Theravance Biopharma, Inc.(1)(2)	4,282	89,879
Tricida, Inc.(1)	2,498	68,645
Verrica Pharmaceuticals, Inc.(1)(2)	1,080	11,891
WaVe Life Sciences, Ltd.(1)	1,666	17,343
Xeris Pharmaceuticals, Inc.(1)	3,103	8,254
Zogenix, Inc.(1)	4,910	132,619
		$ 3,191,629
Professional Services — 1.2%
Acacia Research Corp.(1)	4,242	$ 17,350
Akerna Corp.	793	6,978
ASGN, Inc.(1)	4,454	296,993
Barrett Business Services, Inc.	606	32,197
BG Staffing, Inc.	608	6,882
CBIZ, Inc.(1)	4,490	107,625
CRA International, Inc.	707	27,926
Exponent, Inc.	4,510	364,994
Forrester Research, Inc.(1)	966	30,951
Franklin Covey Co.(1)	1,007	21,550
GP Strategies Corp.(1)	1,007	8,640
Heidrick & Struggles International, Inc.	1,525	32,970
Huron Consulting Group, Inc.(1)	2,004	88,677
ICF International, Inc.	1,595	103,404
Insperity, Inc.	3,205	207,460
Kelly Services, Inc., Class A	2,680	42,384
Kforce, Inc.	1,903	55,663
Korn Ferry	5,012	154,019
Mastech Digital, Inc.(1)	345	8,946
Mistras Group, Inc.(1)	1,338	5,285
Red Violet, Inc.(1)	572	10,090
Resources Connection, Inc.	2,400	28,728
TriNet Group, Inc.(1)	3,639	221,761
TrueBlue, Inc.(1)	3,417	52,178
Upwork, Inc.(1)	8,195	118,336

25
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Willdan Group, Inc.(1)	898	$ 22,459
		$ 2,074,446
Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions S.A.(1)	405	$ 5,970
American Realty Investors, Inc.(1)	174	1,564
CTO Realty Growth, Inc.	377	14,892
Cushman & Wakefield PLC(1)(2)	10,096	125,796
eXp World Holdings, Inc.(1)	2,107	35,924
Forestar Group, Inc.(1)	995	15,005
FRP Holdings, Inc.(1)	588	23,861
Griffin Industrial Realty, Inc.	229	12,405
Kennedy-Wilson Holdings, Inc.	10,725	163,234
Marcus & Millichap, Inc.(1)	1,962	56,623
Maui Land & Pineapple Co., Inc.(1)	589	6,538
Newmark Group, Inc., Class A	12,362	60,079
Rafael Holdings, Inc., Class B(1)	930	13,364
RE / MAX Holdings, Inc., Class A	1,564	49,157
Realogy Holdings Corp.(2)	10,040	74,396
Redfin Corp.(1)	8,477	355,271
RMR Group, Inc. (The), Class A	1,361	40,109
St. Joe Co. (The)(1)	3,093	60,066
Stratus Properties, Inc.(1)	485	9,608
Tejon Ranch Co.(1)	1,572	22,637
Transcontinental Realty Investors, Inc.(1)	147	4,413
		$ 1,150,912
Road & Rail — 0.5%
ArcBest Corp.	2,213	$ 58,667
Avis Budget Group, Inc.(1)	4,651	106,461
Bristow Group, Inc.(1)	578	8,052
Covenant Transportation Group, Inc., Class A(1)	905	13,059
Daseke, Inc.(1)	2,780	10,925
Heartland Express, Inc.	3,887	80,927
Hertz Global Holdings, Inc.(1)(2)	9,122	12,862
Marten Transport, Ltd.	3,366	84,689
PAM Transportation Services, Inc.(1)	187	5,750
Saia, Inc.(1)	2,258	251,044
Universal Truckload Services, Inc.	475	8,256
US Xpress Enterprises, Inc., Class A(1)	1,727	10,362
Werner Enterprises, Inc.	5,383	234,322
		$ 885,376
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Energy Industries, Inc.(1)	3,403	$ 230,689
Alpha & Omega Semiconductor, Ltd.(1)	1,700	18,496
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ambarella, Inc.(1)	2,923	$ 133,873
Amkor Technology, Inc.(1)	8,647	106,445
Atomera, Inc.(1)	1,266	11,394
Axcelis Technologies, Inc.(1)	2,813	78,342
AXT, Inc.(1)	3,267	15,551
Brooks Automation, Inc.	6,417	283,888
Cabot Microelectronics Corp.	2,528	352,757
CEVA, Inc.(1)	1,882	70,425
Cohu, Inc.	3,598	62,389
CyberOptics Corp.(1)	621	20,002
Diodes, Inc.(1)	3,611	183,078
DSP Group, Inc.(1)	1,922	30,521
FormFactor, Inc.(1)	6,778	198,799
GSI Technology, Inc.(1)	1,348	9,679
Ichor Holdings, Ltd.(1)	1,836	48,801
Impinj, Inc.(1)	1,504	41,315
Lattice Semiconductor Corp.(1)	11,878	337,216
MACOM Technology Solutions Holdings, Inc.(1)(2)	4,015	137,915
MaxLinear, Inc.(1)	5,692	122,150
NeoPhotonics Corp.(1)	3,523	31,284
NVE Corp.	408	25,227
Onto Innovation, Inc.(1)	4,326	147,257
PDF Solutions, Inc.(1)	2,532	49,526
Photronics, Inc.(1)	5,437	60,514
Pixelworks, Inc.(1)	3,351	10,824
Power Integrations, Inc.	2,604	307,611
Rambus, Inc.(1)	9,662	146,862
Semtech Corp.(1)	5,631	294,051
Silicon Laboratories, Inc.(1)	3,819	382,931
SiTime Corp.(1)	426	20,197
SMART Global Holdings, Inc.(1)	1,094	29,735
SunPower Corp.(1)(2)	6,461	49,491
Synaptics, Inc.(1)	3,007	180,781
Ultra Clean Holdings, Inc.(1)	3,533	79,952
Veeco Instruments, Inc.(1)	4,143	55,889
		$ 4,365,857
Software — 5.1%
8x8, Inc.(1)	8,977	$ 143,632
A10 Networks, Inc.(1)	4,968	33,832
ACI Worldwide, Inc.(1)	10,294	277,835
Agilysys, Inc.(1)	1,720	30,857
Alarm.com Holdings, Inc.(1)	4,000	259,240
Altair Engineering, Inc., Class A(1)	3,553	141,232
American Software, Inc., Class A	2,315	36,484
Appfolio, Inc., Class A(1)(2)	1,373	223,401
Appian Corp.(1)	2,902	148,728

26
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Asure Software, Inc.(1)	1,187	$ 7,632
Avaya Holdings Corp.(1)	8,269	102,205
Benefitfocus, Inc.(1)	2,338	25,157
Blackbaud, Inc.	4,257	242,990
Blackline, Inc.(1)	4,433	367,540
Bottomline Technologies (de), Inc.(1)	3,847	195,312
Box, Inc., Class A(1)	12,809	265,915
Cerence, Inc.(1)	3,247	132,607
ChannelAdvisor Corp.(1)	2,410	38,174
Cloudera, Inc.(1)	18,097	230,194
Commvault Systems, Inc.(1)	3,548	137,308
Cornerstone OnDemand, Inc.(1)	5,356	206,527
Digimarc Corp.(1)(2)	926	14,807
Digital Turbine, Inc.(1)	6,827	85,815
Domo, Inc., Class B(1)	2,252	72,447
Ebix, Inc.	2,069	46,263
eGain Corp.(1)	1,491	16,565
Envestnet, Inc.(1)	4,691	344,976
ForeScout Technologies, Inc.(1)(2)	4,246	90,015
GlobalSCAPE, Inc.	1,260	12,285
GTY Technology Holdings, Inc.(1)	2,663	11,091
Intelligent Systems Corp.(1)	601	20,482
j2 Global, Inc.	4,069	257,201
LivePerson, Inc.(1)	5,311	220,035
Majesco (1)	457	3,592
MicroStrategy, Inc., Class A(1)	712	84,222
Mimecast, Ltd.(1)	4,986	207,717
Mitek Systems, Inc.(1)	3,089	29,685
MobileIron, Inc.(1)	8,191	40,382
Model N, Inc.(1)	2,795	97,154
OneSpan, Inc.(1)	2,735	76,389
Park City Group, Inc.(1)	1,090	4,611
Ping Identity Holding Corp.(1)(2)	1,184	37,995
Progress Software Corp.	3,975	154,031
PROS Holdings, Inc.(1)	3,469	154,128
Q2 Holdings, Inc.(1)	4,382	375,932
QAD, Inc., Class A	961	39,670
Qualys, Inc.(1)	2,991	311,124
Rapid7, Inc.(1)	4,416	225,304
Rimini Street, Inc.(1)	770	3,966
Rosetta Stone, Inc.(1)	1,857	31,309
SailPoint Technologies Holdings, Inc.(1)	7,664	202,866
Sapiens International Corp. NV	2,264	63,347
SeaChange International, Inc.(1)	2,663	4,021
SecureWorks Corp., Class A(1)	472	5,395
ShotSpotter, Inc.(1)	604	15,221
Smith Micro Software, Inc.(1)	2,954	13,175
Security	Shares	Value
Software (continued)
Sprout Social, Inc., Class A(1)	830	$ 22,410
SPS Commerce, Inc.(1)	3,056	229,567
SVMK, Inc.(1)	10,534	247,970
Synchronoss Technologies, Inc.(1)	3,376	11,917
Telenav, Inc.(1)	2,354	12,923
Tenable Holdings, Inc.(1)	5,379	160,348
Upland Software, Inc.(1)	1,927	66,983
Varonis Systems, Inc.(1)	2,753	243,585
Verint Systems, Inc.(1)	5,660	255,719
Veritone, Inc.(1)	2,028	30,136
VirnetX Holding Corp.(1)	5,078	33,007
Workiva, Inc.(1)	3,394	181,545
Xperi Holding Corp.	9,323	137,607
Yext, Inc.(1)	8,933	148,377
Zix Corp.(1)	5,001	34,507
Zuora, Inc., Class A(1)	8,630	110,033
		$ 8,546,654
Specialty Retail — 2.2%
Aaron's, Inc.	5,889	$ 267,361
Abercrombie & Fitch Co., Class A	5,673	60,361
American Eagle Outfitters, Inc.(2)	13,324	145,232
America's Car-Mart, Inc.(1)	548	48,153
Asbury Automotive Group, Inc.(1)	1,683	130,146
At Home Group, Inc.(1)	3,637	23,604
Bed Bath & Beyond, Inc.(2)	10,664	113,038
Boot Barn Holdings, Inc.(1)	2,323	50,084
Buckle, Inc. (The)	2,523	39,561
Caleres, Inc.	3,593	29,966
Camping World Holdings, Inc., Class A(2)	2,899	78,737
Cato Corp. (The), Class A	2,030	16,605
Chico's FAS, Inc.	11,271	15,554
Children's Place, Inc. (The)(2)	1,345	50,330
Citi Trends, Inc.	958	19,371
Conn's, Inc.(1)	1,614	16,285
Container Store Group, Inc. (The)(1)	1,542	4,996
Designer Brands, Inc., Class A	5,812	39,347
Envela Corp.(1)	682	4,160
Express, Inc.(1)(2)	6,091	9,380
GameStop Corp., Class A(1)(2)	5,711	24,786
Genesco, Inc.(1)	1,328	28,764
Group 1 Automotive, Inc.	1,529	100,868
GrowGeneration Corp.(1)	2,535	17,339
Guess?, Inc.	4,178	40,401
Haverty Furniture Cos., Inc.	1,689	27,024
Hibbett Sports, Inc.(1)	1,464	30,656
Hudson, Ltd., Class A(1)	3,363	16,378

27
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Lithia Motors, Inc., Class A	1,949	$ 294,942
Lumber Liquidators Holdings, Inc.(1)	2,470	34,234
MarineMax, Inc.(1)	2,047	45,832
Michaels Cos., Inc. (The)(1)(2)	7,538	53,294
Monro, Inc.	2,869	157,623
Murphy USA, Inc.(1)	2,437	274,382
National Vision Holdings, Inc.(1)	6,874	209,795
Office Depot, Inc.	48,585	114,175
OneWater Marine, Inc., Class A(1)	400	9,712
Rent-A-Center, Inc.	4,420	122,964
RH (1)	1,479	368,123
Sally Beauty Holdings, Inc.(1)	9,866	123,621
Shoe Carnival, Inc.	872	25,523
Signet Jewelers, Ltd.(2)	4,633	47,581
Sleep Number Corp.(1)	2,487	103,559
Sonic Automotive, Inc., Class A	2,180	69,564
Sportsman's Warehouse Holdings, Inc.(1)	3,542	50,474
Tilly's, Inc., Class A	1,890	10,716
Urban Outfitters, Inc.(1)	6,095	92,766
Winmark Corp.	223	38,187
Zumiez, Inc.(1)	1,698	46,491
		$ 3,742,045
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(1)(2)	10,106	$ 70,641
Avid Technology, Inc.(1)	2,494	18,132
Diebold Nixdorf, Inc.(1)(2)	6,637	40,220
Eastman Kodak Co.(1)	1,361	3,035
Immersion Corp.(1)	2,323	14,472
Intevac, Inc.(1)	2,045	11,166
Quantum Corp.(1)	2,585	9,978
Super Micro Computer, Inc.(1)	3,928	111,516
		$ 279,160
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.(1)	5,899	$ 217,201
Deckers Outdoor Corp.(1)	2,448	480,763
Fossil Group, Inc.(1)	3,623	16,847
G-III Apparel Group, Ltd.(1)	3,957	52,589
Kontoor Brands, Inc.(1)(2)	4,552	81,071
Lakeland Industries, Inc.(1)	676	15,163
Movado Group, Inc.	1,238	13,420
Oxford Industries, Inc.	1,446	63,638
Rocky Brands, Inc.	588	12,089
Steven Madden, Ltd.	7,526	185,817
Superior Group of Cos., Inc.	573	7,678
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Unifi, Inc.(1)	1,199	$ 15,443
Vera Bradley, Inc.(1)	1,814	8,054
Wolverine World Wide, Inc.	7,117	169,456
		$ 1,339,229
Thrifts & Mortgage Finance — 1.6%
Axos Financial, Inc.(1)	5,080	$ 112,166
Bogota Financial Corp.(1)	511	4,466
Bridgewater Bancshares, Inc.(1)	1,907	19,547
Capitol Federal Financial, Inc.	11,605	127,771
Columbia Financial, Inc.(1)	4,649	64,877
Dime Community Bancshares, Inc.	2,786	38,252
ESSA Bancorp, Inc.	636	8,853
Essent Group, Ltd.	9,441	342,425
Federal Agricultural Mortgage Corp., Class C	788	50,440
Flagstar Bancorp, Inc.	2,981	87,731
FS Bancorp, Inc.	267	10,298
Greene County Bancorp, Inc.	235	5,241
Hingham Institution for Savings (The)	102	17,114
Home Bancorp, Inc.	638	17,066
HomeStreet, Inc.	2,092	51,484
Kearny Financial Corp.	7,280	59,550
Luther Burbank Corp.	1,786	17,860
Merchants Bancorp	731	13,516
Meridian Bancorp, Inc.	4,190	48,604
Meta Financial Group, Inc.	3,149	57,217
MMA Capital Holdings, Inc.(1)	433	10,011
Mr. Cooper Group, Inc.(1)	6,803	84,629
NMI Holdings, Inc., Class A(1)	5,689	91,479
Northfield Bancorp, Inc.	3,620	41,702
Northwest Bancshares, Inc.	9,836	100,573
Oconee Federal Financial Corp.	92	2,371
OP Bancorp	999	6,893
Oportun Financial Corp.(1)	1,717	23,076
PCSB Financial Corp.	1,589	20,149
PennyMac Financial Services, Inc.	4,104	171,506
Pioneer Bancorp, Inc.(1)	918	8,400
Ponce de Leon Federal Bank(1)	736	7,492
Premier Financial Corp.	3,134	55,378
Provident Bancorp, Inc.	695	5,463
Provident Financial Holdings, Inc.	517	6,933
Provident Financial Services, Inc.	5,275	76,224
Prudential Bancorp, Inc.	713	8,585
Radian Group, Inc.	16,913	262,321
Riverview Bancorp, Inc.	1,689	9,543
Security National Financial Corp., Class A(1)	821	5,538
Southern Missouri Bancorp, Inc.	690	16,767

28
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Standard AVB Financial Corp.	341	$ 7,911
Sterling Bancorp, Inc.	1,471	5,266
Territorial Bancorp, Inc.	665	15,820
Timberland Bancorp, Inc.	546	9,943
TrustCo Bank Corp.	7,825	49,532
Walker & Dunlop, Inc.	2,490	126,517
Washington Federal, Inc.	6,600	177,144
Waterstone Financial, Inc.	2,330	34,554
Western New England Bancorp, Inc.	2,115	12,246
WSFS Financial Corp.	4,470	128,289
		$ 2,736,733
Tobacco — 0.1%
Turning Point Brands, Inc.	663	$ 16,515
Universal Corp.	2,076	88,251
Vector Group, Ltd.	11,919	119,905
		$ 224,671
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc.(1)	1,505	$ 11,694
Applied Industrial Technologies, Inc.	3,370	210,254
Beacon Roofing Supply, Inc.(1)	4,718	124,414
BMC Stock Holdings, Inc.(1)	5,982	150,388
CAI International, Inc.(1)	1,481	24,673
DXP Enterprises, Inc.(1)	1,272	25,326
EVI Industries, Inc.(1)(2)	308	6,687
Foundation Building Materials, Inc.(1)	1,746	27,255
GATX Corp.	3,131	190,928
General Finance Corp.(1)	827	5,549
GMS, Inc.(1)	3,426	84,245
H&E Equipment Services, Inc.	2,694	49,785
Herc Holdings, Inc.(1)	2,118	65,086
Lawson Products, Inc.(1)	447	14,420
MRC Global, Inc.(1)	6,928	40,944
Nesco Holdings, Inc.(1)	1,171	4,707
NOW, Inc.(1)	9,243	79,767
Rush Enterprises, Inc., Class A	2,335	96,809
Rush Enterprises, Inc., Class B	513	18,294
SiteOne Landscape Supply, Inc.(1)	3,691	420,663
Systemax, Inc.	1,000	20,540
Textainer Group Holdings, Ltd.(1)	4,237	34,659
Titan Machinery, Inc.(1)	1,521	16,518
Transcat, Inc.(1)	601	15,542
Triton International, Ltd.	4,511	136,413
Veritiv Corp.(1)	1,008	17,096
WESCO International, Inc.(1)	4,345	152,553
Security	Shares	Value
Trading Companies & Distributors (continued)
Willis Lease Finance Corp.(1)	332	$ 8,061
		$ 2,053,270
Water Utilities — 0.5%
American States Water Co.	3,216	$ 252,874
Artesian Resources Corp., Class A	703	25,512
Cadiz, Inc.(1)	1,074	10,912
California Water Service Group	4,213	200,960
Consolidated Water Co., Ltd.	1,137	16,407
Global Water Resources, Inc.	641	6,756
Middlesex Water Co.	1,398	93,918
Pure Cycle Corp.(1)	1,502	13,803
SJW Group	2,366	146,952
York Water Co. (The)	1,157	55,490
		$ 823,584
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(1)	3,894	$ 51,868
Gogo, Inc.(1)(2)	5,004	15,813
Shenandoah Telecommunications Co.	4,181	206,081
Spok Holdings, Inc.	1,597	14,932
		$ 288,694
Total Common Stocks (identified cost $140,395,872)		$ 154,142,198

Exchange-Traded Funds — 1.9%

Security	Shares	Value
iShares Russell 2000 ETF(2)	22,000	$ 3,149,960
Total Exchange-Traded Funds (identified cost $3,306,019)		$ 3,149,960

Miscellaneous — 0.0%

Security	Shares	Value
Capital Markets — 0.0%
Calamos Asset Management, Inc., Escrow Certificates(1)(5)(6)	1,559	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(4)

Security	Shares	Value
Biotechnology — 0.0%(4)
GTx, Inc. CVR(1)(5)(6)	57	$ 0

29
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Tobira Therapeutics, Inc. CVR(1)(5)(6)	690	$ 9,481
		$ 9,481
Health Care Equipment & Supplies — 0.0%(4)
Elanco Animal Health, Inc. CVR(1)(5)(6)	3,555	$ 379
		$ 379
Pharmaceuticals — 0.0%(4)
Omthera Pharmaceutical, Inc. CVR(1)(5)(6)	508	$ 305
Progenic Pharmaceuticals, Inc. CVR(1)(5)(6)	7,261	0
		$ 305
Total Rights (identified cost $248)		$ 10,165

Short-Term Investments — 9.3%
Other — 4.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(7)	8,072,761	$ 8,072,761
Total Other (identified cost $8,072,761)		$ 8,072,761
Securities Lending Collateral — 3.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(8)	6,394,743	$ 6,394,743
Total Securities Lending Collateral (identified cost $6,394,743)		$ 6,394,743

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/13/20(9)	$1,000	$ 999,857
Total U.S. Treasury Obligations (identified cost $998,214)		$ 999,857
Total Short-Term Investments (identified cost $15,465,718)		$ 15,467,361
Total Investments — 103.5% (identified cost $159,167,857)		$ 172,769,684

Other Assets, Less Liabilities — (3.5)%	$ (5,826,441)
Net Assets — 100.0%	$ 166,943,243

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $11,229,088.
(3)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $150,308, which represents 0.1% of the net assets of the Fund as of June 30, 2020.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6)	Restricted security. Total market value of restricted securities amounts to $10,165, which represents less than 0.05% of the net assets of the Fund as of June 30, 2020.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	129	Long	9/18/20	$9,272,520	$ 62,450
					$62,450
30
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calamos Asset Management, Inc., Escrow Certificates	1/17/20	$ 0
Elanco Animal Health, Inc. CVR	7/19/19	90
GTx, Inc. CVR	6/10/19	117
Omthera Pharmaceutical, Inc. CVR	7/19/13	0
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
31
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $151,095,096) - including $11,229,088 of securities on loan	$ 164,696,923
Investments in securities of affiliated issuers, at value (identified cost $8,072,761)	8,072,761
Receivable for variation margin on open futures contracts	92,880
Cash	553,273
Receivable for investments sold	142,474
Receivable for capital shares sold	91,403
Dividends receivable	138,347
Dividends receivable - affiliated	561
Securities lending income receivable	15,747
Receivable from affiliate	27,381
Directors' deferred compensation plan	46,104
Total assets	$173,877,854
Liabilities
Payable for investments purchased	$ 119,263
Payable for capital shares redeemed	141,544
Deposits for securities loaned	6,394,743
Payable to affiliates:
Investment advisory fee	34,082
Administrative fee	16,360
Distribution and service fees	6,005
Sub-transfer agency fee	84
Directors' deferred compensation plan	46,104
Accrued expenses	176,426
Total liabilities	$ 6,934,611
Net Assets	$166,943,243
Sources of Net Assets
Paid-in capital	$ 136,014,898
Distributable earnings	30,928,345
Total	$166,943,243
Class I Shares
Net Assets	$ 130,304,856
Shares Outstanding	1,856,875
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 70.17
Class F Shares
Net Assets	$ 36,638,387
Shares Outstanding	523,533
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 69.98
32
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $893)	$ 1,122,232
Dividend income - affiliated issuers	561
Interest income	22,565
Securities lending income, net	82,190
Total investment income	$ 1,227,548
Expenses
Investment advisory fee	$ 206,043
Administrative fee	98,901
Distribution and service fees:
Class F	36,440
Directors' fees and expenses	4,592
Custodian fees	6,072
Transfer agency fees and expenses	67,526
Accounting fees	20,552
Professional fees	14,040
Reports to shareholders	54,282
Licensing fees	41,770
Miscellaneous	10,164
Total expenses	$ 560,382
Waiver and/or reimbursement of expenses by affiliate	(202,305)
Net expenses	$ 358,077
Net investment income	$ 869,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 4,717,277
Futures contracts	(907,465)
Net realized gain	$ 3,809,812
Change in unrealized appreciation (depreciation):
Investment securities	$ (30,482,888)
Futures contracts	(54,118)
Net change in unrealized appreciation (depreciation)	$(30,537,006)
Net realized and unrealized loss	$(26,727,194)
Net decrease in net assets from operations	$(25,857,723)
33
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 869,471	$ 1,971,135
Net realized gain	3,809,812	9,994,139
Net change in unrealized appreciation (depreciation)	(30,537,006)	27,621,759
Net increase (decrease) in net assets from operations	$ (25,857,723)	$ 39,587,033
Distributions to shareholders:
Class I	$ —	$ (12,492,232)
Class F	—	(3,317,360)
Total distributions to shareholders	$ —	$ (15,809,592)
Capital share transactions:
Class I	$ (4,166,863)	$ 7,653,177
Class F	(600,123)	8,164,991
Net increase (decrease) in net assets from capital share transactions	$ (4,766,986)	$ 15,818,168
Net increase (decrease) in net assets	$ (30,624,709)	$ 39,595,609
Net Assets
At beginning of period	$ 197,567,952	$ 157,972,343
At end of period	$166,943,243	$197,567,952
34
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Financial Highlights

	Class I
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 80.81	$ 71.03	$ 84.82	$ 77.43	$ 69.72	$ 75.83
Income (Loss) From Operations
Net investment income(1)	$ 0.37	$ 0.90	$ 0.98	$ 0.93	$ 0.90	$ 0.55
Net realized and unrealized gain (loss)	(11.01)	15.99	(9.44)	10.12	13.70	(4.44)
Total income (loss) from operations	$ (10.64)	$ 16.89	$ (8.46)	$ 11.05	$ 14.60	$ (3.89)
Less Distributions
From net investment income	$ —	$ (0.77)	$ (0.96)	$ (0.64)	$ (0.41)	$ (0.12)
From net realized gain	—	(6.34)	(4.37)	(3.02)	(6.48)	(2.10)
Total distributions	$ —	$ (7.11)	$ (5.33)	$ (3.66)	$ (6.89)	$ (2.22)
Net asset value — End of period	$ 70.17	$ 80.81	$ 71.03	$ 84.82	$ 77.43	$ 69.72
Total Return(2)	(13.16)% (3)	25.08%	(11.23)%	14.37%	20.92%	(5.19)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 130,305	$ 154,335	$ 127,473	$ 158,646	$ 149,739	$ 119,674
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64% (5)	0.58%	0.59%	0.65%	0.75%	0.79%
Net expenses	0.39% (5)	0.39%	0.38%	0.38%	0.53%	0.74%
Net investment income	1.10% (5)	1.13%	1.13%	1.15%	1.25%	0.72%
Portfolio Turnover	12% (3)	15%	15%	15%	17% (6)	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.
35
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 80.67	$ 71.07	$ 85.07	$ 77.84	$ 70.13	$ 76.31
Income (Loss) From Operations
Net investment income(1)	$ 0.31	$ 0.73	$ 0.77	$ 0.74	$ 0.73	$ 0.40
Net realized and unrealized gain (loss)	(11.00)	15.98	(9.44)	10.15	13.76	(4.48)
Total income (loss) from operations	$ (10.69)	$ 16.71	$ (8.67)	$ 10.89	$ 14.49	$ (4.08)
Less Distributions
From net investment income	$ —	$ (0.77)	$ (0.96)	$ (0.64)	$ (0.30)	$ —
From net realized gain	—	(6.34)	(4.37)	(3.02)	(6.48)	(2.10)
Total distributions	$ —	$ (7.11)	$ (5.33)	$ (3.66)	$ (6.78)	$ (2.10)
Net asset value — End of period	$ 69.98	$ 80.67	$ 71.07	$ 85.07	$ 77.84	$ 70.13
Total Return(2)	(13.25)% (3)	24.82%	(11.46)%	14.08%	20.63%	(5.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 36,638	$ 43,233	$ 30,499	$ 32,547	$ 24,959	$ 17,439
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.84% (5)	0.78%	0.79%	0.86%	0.96%	1.01%
Net expenses	0.59% (5)	0.60%	0.63%	0.63%	0.78%	0.95%
Net investment income	0.90% (5)	0.92%	0.89%	0.91%	1.00%	0.52%
Portfolio Turnover	12% (3)	15%	15%	15%	17% (6)	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	During the year ended December 31, 2016, the Fund incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Fund on September 23, 2016. These sales were excluded from the portfolio turnover calculation.
36
See Notes to Financial Statements.

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Russell 2000® Small Cap Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
37

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 154,142,198(2)	$ —	$ —	$ 154,142,198
Exchange-Traded Funds	3,149,960	—	—	3,149,960
Miscellaneous	—	—	0	0
Rights	—	—	10,165	10,165
Short-Term Investments:
Other	—	8,072,761	—	8,072,761
Securities Lending Collateral	6,394,743	—	—	6,394,743
U.S. Treasury Obligations	—	999,857	—	999,857
Total Investments	$163,686,901	$9,072,618	$10,165	$172,769,684
Futures Contracts	$ 62,450	$ —	$ —	$ 62,450
Total	$163,749,351	$9,072,618	$10,165	$172,832,134

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the
38

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $206,043. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $202,305.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $98,901.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $36,440 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $238 and are included in transfer agency fees and expenses on the Statement of Operations.
39

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $210, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $66,904 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $19,883,317 and $21,853,722, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$158,926,534
Gross unrealized appreciation	$ 43,181,477
Gross unrealized depreciation	(29,275,877)
Net unrealized appreciation	$ 13,905,600
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During the six months ended June 30, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$62,450 (1)	$—

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:
40

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

	Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$(907,465)	$(54,118)
The average notional cost of futures contracts (long) outstanding during the six months ended June 30, 2020 was approximately $8,483,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan was $11,229,088 and the total value of collateral received was $11,393,709, comprised of cash of $6,394,743 and U.S. government and/or agencies securities of $4,998,966.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 3,747,735	$ —	$ —	$ —	$ 3,747,735
Exchange-Traded Funds	2,647,008	—	—	—	2,647,008
Total	$6,394,743	$ —	$ —	$ —	$6,394,743
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
41

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $8,072,761, which represents 4.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$10,174,987	$(2,102,226)	$ —	$ —	$8,072,761	$561	8,072,761
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	162,125	$ 10,321,005	165,668	$ 13,210,295
Reinvestment of distributions	—	—	174,765	12,492,232
Shares redeemed	(215,041)	(14,487,868)	(225,259)	(18,049,350)
Net increase (decrease)	(52,916)	$ (4,166,863)	115,174	$ 7,653,177
Class F
Shares sold	67,589	$ 4,467,625	133,706	$ 10,758,734
Reinvestment of distributions	—	—	46,469	3,317,360
Shares redeemed	(79,973)	(5,067,748)	(73,403)	(5,911,103)
Net increase (decrease)	(12,384)	$ (600,123)	106,772	$ 8,164,991
At June 30, 2020, separate accounts of an insurance company that is an affiliate of AIP owned 47.5% of the value of the outstanding shares of the Fund and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 32.3%.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
42

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
43

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Russell 2000® Small Cap Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and five-year periods ended September 30, 2019, while it had outperformed the median of its peer universe for the three-year period ended September 30, 2019. The data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
44

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
45

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
46

Calvert
VP Russell 2000® Small Cap Index Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
47

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
48

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24226     6.30.20

Calvert
VP EAFE International Index Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP EAFE International Index Portfolio

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Performance

Portfolio Manager Thomas Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	11/12/2002	11/12/2002	(10.81)%	(4.94)%	1.68%	5.16%
Class F at NAV	12/17/2007	11/12/2002	(10.90)	(5.13)	1.45	4.93

MSCI EAFE Index	—	—	(11.34)%	(5.13)%	2.05%	5.72%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.68%	0.88%
Net	0.48	0.68
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Nestle S.A.	2.5%
Roche Holding AG	1.8
Novartis AG	1.4
ASML Holding NV	1.2
SAP SE	1.1
AstraZeneca PLC	1.0
Toyota Motor Corp.	1.0
LVMH Moet Hennessy Louis Vuitton SE	0.9
Sanofi	0.9
Novo Nordisk A/S, Class B	0.9
Total	12.7%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 891.90	$2.26 **	0.48%
Class F	$1,000.00	$ 891.00	$3.20 **	0.68%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.48	$2.41 **	0.48%
Class F	$1,000.00	$1,021.48	$3.42 **	0.68%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 6.7%
Afterpay, Ltd.(1)	1,797	$ 77,608
AGL Energy, Ltd.	5,138	60,783
AMP, Ltd.(1)(2)	26,519	34,314
Ampol, Ltd.	1,867	38,043
APA Group(2)	9,428	72,900
Aristocrat Leisure, Ltd.	4,773	85,468
ASX, Ltd.	1,623	96,468
Aurizon Holdings, Ltd.	16,477	56,069
AusNet Services(2)	15,503	17,912
Australia & New Zealand Banking Group, Ltd.	23,711	307,654
BGP Holdings PLC(1)(3)	77,172	0
BHP Group, Ltd.(2)	24,754	616,322
BlueScope Steel, Ltd.	4,388	36,148
Brambles, Ltd.	12,551	95,167
CIMIC Group, Ltd.(2)	1,008	16,939
Coca-Cola Amatil, Ltd.	4,111	24,762
Cochlear, Ltd.	420	55,141
Coles Group, Ltd.	10,860	129,097
Commonwealth Bank of Australia	14,801	714,804
Computershare, Ltd.	3,586	33,204
Crown Resorts, Ltd.(2)	3,713	25,013
CSL, Ltd.	3,765	748,817
Dexus	9,023	57,913
Evolution Mining, Ltd.	13,620	54,105
Fortescue Metals Group, Ltd.	14,244	138,475
Goodman Group	13,350	137,748
GPT Group (The)	17,122	49,741
Insurance Australia Group, Ltd.(2)	18,559	74,484
Lend Lease Group	5,044	43,597
Macquarie Group, Ltd.	2,816	233,706
Magellan Financial Group, Ltd.	1,137	46,430
Medibank Pvt, Ltd.	21,199	43,951
Mirvac Group	34,491	52,102
National Australia Bank, Ltd.	26,399	334,538
Newcrest Mining, Ltd.	6,986	154,908
Northern Star Resources, Ltd.	6,225	58,708
Oil Search, Ltd.	18,069	40,044
Orica, Ltd.	3,401	39,331
Origin Energy, Ltd.	14,411	58,642
Qantas Airways, Ltd.	7,283	19,299
QBE Insurance Group, Ltd.	11,557	71,320
Ramsay Health Care, Ltd.	1,442	66,595
REA Group, Ltd.(2)	374	28,182
Rio Tinto, Ltd.	3,163	216,582
Santos, Ltd.	13,517	50,237
Security	Shares	Value
Australia (continued)
Scentre Group	45,895	$ 69,675
Seek, Ltd.	2,474	37,849
Sonic Healthcare, Ltd.	4,020	84,890
South32, Ltd.(2)	39,130	55,397
Stockland	19,317	44,792
Suncorp Group, Ltd.(2)	11,330	72,805
Sydney Airport	8,748	34,525
Tabcorp Holdings, Ltd.	15,814	37,300
Telstra Corp., Ltd.	37,215	80,780
TPG Telecom, Ltd.(1)	3,460	21,251
Transurban Group	22,966	225,221
Treasury Wine Estates, Ltd.	6,449	46,922
Tuas, Ltd.(1)	1,730	806
Vicinity Centres	25,959	26,019
Washington H. Soul Pattinson & Co., Ltd.(2)	1,000	13,583
Wesfarmers, Ltd.	9,364	291,147
Westpac Banking Corp.	29,806	373,570
WiseTech Global, Ltd.(2)	1,431	19,359
Woodside Petroleum, Ltd.	8,018	121,173
Woolworths Group, Ltd.	10,713	276,147
		$ 7,346,482
Austria — 0.2%
ANDRITZ AG	669	$ 24,392
Erste Group Bank AG	2,528	59,706
OMV AG(1)	1,294	43,664
Raiffeisen Bank International AG(1)	1,194	21,341
Verbund AG	502	22,546
Voestalpine AG	725	15,657
		$ 187,306
Belgium — 0.9%
Ageas S.A./NV	1,514	$ 53,656
Anheuser-Busch InBev S.A./NV	6,291	310,124
Colruyt S.A.	493	27,095
Elia Group S.A./NV	260	28,286
Galapagos NV(1)	330	65,134
Groupe Bruxelles Lambert S.A.	989	82,857
KBC Groep NV	2,006	115,247
Proximus S.A.	1,301	26,510
Sofina S.A.	130	34,327
Solvay S.A.	647	51,906
Telenet Group Holding NV	270	11,125
UCB S.A.	1,094	126,955
Umicore S.A.	1,656	78,170
		$ 1,011,392

6
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark — 2.3%
Ambu A/S, Class B	1,373	$ 43,404
AP Moller - Maersk A/S, Class A(2)	24	26,243
AP Moller - Maersk A/S, Class B	53	62,116
Carlsberg A/S, Class B	888	117,756
Chr. Hansen Holding A/S	842	86,848
Coloplast A/S, Class B	997	155,400
Danske Bank A/S	5,328	71,227
Demant A/S(1)(2)	798	21,148
DSV PANALPINA A/S	1,800	221,103
Genmab A/S(1)	544	183,433
GN Store Nord A/S	1,077	57,652
H Lundbeck A/S	678	25,618
Novo Nordisk A/S, Class B	14,692	957,150
Novozymes A/S, Class B	1,720	99,719
Orsted A/S(4)	1,567	181,128
Pandora A/S	716	39,104
Tryg A/S	1,180	34,284
Vestas Wind Systems A/S	1,673	171,320
		$ 2,554,653
Finland — 1.2%
Elisa Oyj	1,213	$ 73,813
Fortum Oyj	3,869	73,813
Kone Oyj, Class B	2,897	199,804
Metso Oyj	1,001	32,897
Neste Oyj	3,612	141,865
Nokia Oyj	46,422	202,858
Nordea Bank Abp	26,426	183,272
Orion Oyj, Class B	819	39,717
Sampo Oyj, Class A(2)	3,828	131,950
Stora Enso Oyj, Class R	4,859	58,159
UPM-Kymmene Oyj	4,370	126,576
Wartsila Oyj Abp	3,830	31,770
		$ 1,296,494
France — 10.4%
Accor S.A.	1,534	$ 41,865
Aeroports de Paris	234	24,158
Air Liquide S.A.	3,935	568,949
Alstom S.A.	1,576	73,443
Amundi S.A.(4)	448	35,219
ArcelorMittal S.A.	5,939	62,905
Arkema S.A.	578	55,560
Atos SE	785	67,300
AXA S.A.	16,264	342,242
BioMerieux	321	44,084
BNP Paribas S.A.	9,334	372,931
Security	Shares	Value
France (continued)
Bollore S.A.	8,863	$ 27,966
Bouygues S.A.	1,786	61,179
Bureau Veritas S.A.	2,318	49,164
Capgemini SE	1,303	150,368
Carrefour S.A.	5,333	82,704
Casino Guichard-Perrachon S.A.	386	14,301
Cie de Saint-Gobain	4,155	149,916
Cie Generale des Etablissements Michelin SCA(2)	1,392	145,092
CNP Assurances	1,220	14,150
Covivio	345	25,024
Credit Agricole S.A.	9,189	87,256
Danone S.A.	5,143	356,992
Dassault Aviation S.A.	17	15,597
Dassault Systemes SE	1,088	188,869
Edenred	2,118	92,892
Eiffage S.A.	600	55,000
Electricite de France S.A.	5,047	46,922
Engie S.A.	15,203	188,546
EssilorLuxottica S.A.	2,381	306,216
Eurazeo SE	286	14,696
Eurofins Scientific SE	111	70,012
Faurecia SE	714	28,052
Gecina S.A.	419	51,749
Getlink SE	3,977	57,510
Hermes International	270	226,694
Icade S.A.	224	15,641
Iliad S.A.	130	25,377
Ingenico Group S.A.	480	77,124
Ipsen S.A.	305	25,874
JC Decaux S.A.	757	14,141
Kering S.A.	640	349,900
Klepierre S.A.	1,482	29,623
La Francaise des Jeux SAEM(4)	723	22,347
Legrand S.A.	2,277	173,012
L'Oreal S.A.	2,082	671,958
LVMH Moet Hennessy Louis Vuitton SE	2,315	1,022,061
Natixis S.A.	7,719	20,359
Orange S.A.	16,675	199,399
Orpea	435	50,244
Pernod-Ricard S.A.	1,771	278,873
Peugeot S.A.	4,946	81,110
Publicis Groupe S.A.	1,677	54,477
Remy Cointreau S.A.	223	30,423
Renault S.A.	1,759	45,019
Safran S.A.	2,648	266,366
Sanofi	9,446	963,346
Sartorius Stedim Biotech	249	63,131

7
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Schneider Electric SE	4,616	$ 513,468
SCOR SE	1,419	39,190
SEB S.A.	175	29,029
SES S.A. FDR	3,178	21,715
Societe Generale S.A.	6,891	115,215
Sodexo S.A.	778	52,755
Suez S.A.	2,939	34,544
Teleperformance (1)	483	123,011
Thales S.A.	840	67,986
Total S.A.	20,513	790,949
Ubisoft Entertainment S.A.(1)	812	67,242
Unibail-Rodamco-Westfield (2)	1,158	65,273
Valeo S.A.	1,737	45,814
Veolia Environnement S.A.	4,633	104,618
Vinci S.A.	4,261	395,094
Vivendi S.A.	7,077	182,867
Wendel SE	198	18,897
Worldline S.A.(1)(4)	1,193	104,017
		$ 11,447,012
Germany — 9.1%
adidas AG	1,602	$ 422,370
Allianz SE	3,460	707,024
Aroundtown S.A.	9,738	55,816
BASF SE	7,691	431,998
Bayer AG	8,146	603,810
Bayerische Motoren Werke AG	2,757	176,009
Bayerische Motoren Werke AG, PFC Shares	555	26,960
Beiersdorf AG	834	94,838
Brenntag AG	1,331	70,570
Carl Zeiss Meditec AG	333	32,425
Commerzbank AG	8,316	37,063
Continental AG	958	94,182
Covestro AG(4)	1,407	53,590
Daimler AG	7,199	292,883
Delivery Hero SE(1)(4)	1,077	110,680
Deutsche Bank AG	15,919	151,869
Deutsche Boerse AG	1,607	290,830
Deutsche Lufthansa AG	2,376	23,837
Deutsche Post AG	8,335	306,060
Deutsche Telekom AG	27,698	464,751
Deutsche Wohnen SE	2,770	124,472
E.ON SE	19,124	215,865
Evonik Industries AG	1,690	43,044
Fraport AG Frankfurt Airport Services Worldwide	424	18,573
Fresenius Medical Care AG & Co. KGaA	1,770	152,273
Fresenius SE & Co. KGaA	3,406	169,288
Security	Shares	Value
Germany (continued)
Fuchs Petrolub SE, PFC Shares	708	$ 28,457
GEA Group AG	1,175	37,292
Hannover Rueck SE	489	84,511
HeidelbergCement AG	1,195	63,970
Henkel AG & Co. KGaA	931	77,888
Henkel AG & Co. KGaA, PFC Shares	1,463	136,489
HOCHTIEF AG	211	18,775
Infineon Technologies AG	10,311	241,609
KION Group AG	472	29,061
Knorr-Bremse AG(1)	433	43,943
Lanxess AG	652	34,479
LEG Immobilien AG	580	73,565
Merck KGaA	1,049	122,154
METRO AG	1,662	15,773
MTU Aero Engines AG	460	80,086
Muenchener Rueckversicherungs-Gesellschaft AG	1,191	310,130
Nemetschek SE	486	33,394
Porsche Automobil Holding SE, PFC Shares(1)	1,254	72,630
Puma SE	706	54,740
RWE AG	4,894	171,324
SAP SE	8,707	1,217,146
Sartorius AG, PFC Shares	292	96,374
Scout24 AG(4)	905	70,018
Siemens AG	6,410	755,977
Siemens Healthineers AG(4)	1,212	58,258
Symrise AG	1,043	121,871
TeamViewer AG(1)(4)	1,093	59,556
Telefonica Deutschland Holding AG(4)	7,582	22,361
ThyssenKrupp AG(1)	3,750	26,753
Uniper SE	1,713	55,277
United Internet AG	763	32,418
Volkswagen AG	292	47,146
Volkswagen AG, PFC Shares	1,537	233,624
Vonovia SE	4,261	260,445
Wirecard AG(1)	954	7,079
Zalando SE(1)(4)	1,166	82,717
		$ 10,048,370
Hong Kong — 3.5%
AIA Group, Ltd.	100,766	$ 942,928
ASM Pacific Technology, Ltd.	2,174	22,975
Bank of East Asia, Ltd. (The)	11,110	25,467
BeiGene, Ltd. ADR(1)	312	58,781
BOC Hong Kong Holdings, Ltd.	32,456	103,921
Budweiser Brewing Co. APAC, Ltd.(4)	12,300	36,007
CK Asset Holdings, Ltd.	21,709	130,184
CK Hutchison Holdings, Ltd.	22,847	147,948

8
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
CK Infrastructure Holdings, Ltd.	6,104	$ 31,553
CLP Holdings, Ltd.	14,122	138,695
Dairy Farm International Holdings, Ltd.	3,000	14,018
Galaxy Entertainment Group, Ltd.	17,913	122,879
Hang Lung Properties, Ltd.	18,000	42,791
Hang Seng Bank, Ltd.	6,440	108,464
Henderson Land Development Co., Ltd.	11,806	45,025
HK Electric Investments & HK Electric Investments, Ltd.	27,027	28,073
HKT Trust & HKT, Ltd.	34,020	49,923
Hong Kong & China Gas Co., Ltd.	91,691	142,503
Hong Kong Exchanges & Clearing, Ltd.	9,906	421,913
Hongkong Land Holdings, Ltd.	9,294	38,659
Jardine Matheson Holdings, Ltd.	1,819	76,054
Jardine Strategic Holdings, Ltd.	1,900	40,985
Kerry Properties, Ltd.	6,621	17,199
Link REIT	17,589	144,409
Melco Resorts & Entertainment Ltd. ADR	1,940	30,109
MTR Corp., Ltd.	13,481	70,111
New World Development Co., Ltd.	12,107	57,485
NWS Holdings, Ltd.	15,628	13,594
PCCW, Ltd.	42,738	24,436
Power Assets Holdings, Ltd.	11,042	60,334
Sands China, Ltd.	19,483	76,748
Sino Land Co., Ltd.	23,433	29,647
SJM Holdings, Ltd.	21,000	23,544
Sun Hung Kai Properties, Ltd.	11,152	142,469
Swire Pacific, Ltd., Class A	4,537	24,113
Swire Properties, Ltd.	11,929	30,457
Techtronic Industries Co., Ltd.	11,025	109,087
WH Group, Ltd.(4)	81,549	70,474
Wharf Real Estate Investment Co., Ltd.(2)	8,832	42,399
Wheelock & Co., Ltd.	6,286	49,688
Wynn Macau, Ltd.	13,891	24,093
		$ 3,810,142
Ireland — 1.0%
CRH PLC	6,464	$ 222,492
DCC PLC	788	65,754
Experian PLC	7,613	267,208
Flutter Entertainment PLC(2)	1,175	155,129
James Hardie Industries PLC CDI	3,691	71,120
Kerry Group PLC, Class A	1,291	160,377
Kingspan Group PLC	1,266	81,728
Smurfit Kappa Group PLC	1,963	65,968
		$ 1,089,776
Security	Shares	Value
Israel — 0.6%
Azrieli Group, Ltd.	315	$ 14,357
Bank Hapoalim BM	9,053	54,120
Bank Leumi Le-Israel B.M.	13,251	66,625
Check Point Software Technologies, Ltd.(1)	1,014	108,934
CyberArk Software, Ltd.(1)	327	32,461
Elbit Systems, Ltd.	215	29,546
ICL Group, Ltd.	5,940	17,694
Israel Discount Bank, Ltd., Class A	9,880	30,134
Mizrahi Tefahot Bank, Ltd.	995	18,696
Nice, Ltd.(1)	498	93,874
Teva Pharmaceutical Industries, Ltd. ADR(1)	8,820	108,751
Wix.com, Ltd.(1)	425	108,893
		$ 684,085
Italy — 2.1%
Assicurazioni Generali SpA	9,368	$ 142,302
Atlantia SpA	4,209	68,082
Davide Campari-Milano SpA	4,524	38,259
DiaSorin SpA(2)	212	40,714
Enel SpA	67,952	587,679
Eni SpA	21,660	207,633
Ferrari NV	1,060	181,573
FinecoBank Banca Fineco SpA	4,632	62,690
Infrastrutture Wireless Italiane SpA(4)	2,019	20,267
Intesa Sanpaolo SpA	124,213	238,699
Leonardo SpA	3,780	25,199
Mediobanca Banca di Credito Finanziario SpA	4,282	30,922
Moncler SpA	1,600	61,526
Nexi SpA(1)(4)	3,168	54,935
Pirelli & C SpA(4)	2,992	12,729
Poste Italiane SpA(4)	4,086	35,692
Prysmian SpA	1,988	46,118
Recordati SpA	964	48,237
Snam SpA	16,457	80,230
Telecom Italia SpA	81,247	32,038
Telecom Italia SpA, PFC Shares	61,458	23,919
Tenaris S.A.(2)	3,576	23,239
Terna Rete Elettrica Nazionale SpA(2)	11,610	80,081
UniCredit SpA	16,810	155,143
		$ 2,297,906
Japan — 25.2%
ABC-Mart, Inc.	336	$ 19,711
Acom Co., Ltd.	4,068	15,567
Advantest Corp.	1,600	91,313
AEON Co., Ltd.	5,548	129,072
Aeon Mall Co., Ltd.	1,161	15,428

9
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
AGC, Inc.(2)	1,656	$ 47,477
Air Water, Inc.	1,519	21,462
Aisin Seiki Co., Ltd.	1,252	36,699
Ajinomoto Co., Inc.	3,399	56,406
Alfresa Holdings Corp.	1,516	31,777
Amada Co., Ltd.	2,469	20,216
ANA Holdings, Inc.	883	20,179
Aozora Bank, Ltd.	906	15,798
Asahi Group Holdings, Ltd.(2)	3,015	105,894
Asahi Intecc Co., Ltd.	1,600	45,665
Asahi Kasei Corp.	10,970	89,798
Astellas Pharma, Inc.	15,401	257,190
Bandai Namco Holdings, Inc.	1,737	91,432
Bank of Kyoto, Ltd. (The)	618	21,957
Benesse Holdings, Inc.	678	18,184
Bridgestone Corp.(2)	4,384	141,495
Brother Industries, Ltd.	1,905	34,418
Calbee, Inc.	818	22,609
Canon, Inc.(2)	8,500	169,558
Casio Computer Co., Ltd.	1,531	26,709
Central Japan Railway Co.	1,159	179,249
Chiba Bank, Ltd. (The)	5,241	24,778
Chubu Electric Power Co., Inc.	5,569	69,846
Chugai Pharmaceutical Co., Ltd.(2)	5,646	302,286
Chugoku Electric Power Co., Inc. (The)	2,137	28,491
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	21,764
Concordia Financial Group, Ltd.	9,831	31,607
Cosmos Pharmaceutical Corp.	200	30,687
CyberAgent, Inc.(2)	900	44,238
Dai Nippon Printing Co., Ltd.	2,105	48,395
Daicel Corp.	1,554	12,044
Daifuku Co., Ltd.	900	78,869
Dai-ichi Life Holdings, Inc.	8,913	106,689
Daiichi Sankyo Co., Ltd.	4,700	384,421
Daikin Industries, Ltd.	2,058	332,984
Daito Trust Construction Co., Ltd.	516	47,555
Daiwa House Industry Co., Ltd.	4,632	109,384
Daiwa House REIT Investment Corp.	16	37,642
Daiwa Securities Group, Inc.	12,125	50,936
Denso Corp.	3,534	138,593
Dentsu Group, Inc.(2)	1,905	45,190
Disco Corp.	200	48,778
East Japan Railway Co.	2,550	176,703
Eisai Co., Ltd.	2,051	162,950
Electric Power Development Co., Ltd.	893	16,928
ENEOS Holdings, Inc.	26,738	95,309
FamilyMart Co., Ltd.(2)	2,032	34,885
Security	Shares	Value
Japan (continued)
FANUC Corp.	1,562	$ 280,020
Fast Retailing Co., Ltd.	500	287,386
Fuji Electric Co., Ltd.	1,141	31,405
FUJIFILM Holdings Corp.	3,027	129,561
Fujitsu, Ltd.	1,652	193,422
Fukuoka Financial Group, Inc.	1,577	24,934
GLP J-REIT	31	44,797
GMO Payment Gateway, Inc.	300	31,378
Hakuhodo DY Holdings, Inc.	2,178	25,994
Hamamatsu Photonics K.K.(2)	1,151	50,120
Hankyu Hanshin Holdings, Inc.	2,062	69,651
Hikari Tsushin, Inc.	219	50,074
Hino Motors, Ltd.	2,636	17,884
Hirose Electric Co., Ltd.	242	26,574
Hisamitsu Pharmaceutical Co., Inc.	330	17,838
Hitachi Construction Machinery Co., Ltd.	1,096	30,446
Hitachi Metals, Ltd.(2)	1,286	15,414
Hitachi, Ltd.	8,184	260,127
Honda Motor Co., Ltd.	13,701	350,659
Hoshizaki Corp.	416	35,656
HOYA Corp.	3,123	299,055
Hulic Co., Ltd.(2)	3,040	28,701
Idemitsu Kosan Co., Ltd.	1,684	35,940
Iida Group Holdings Co., Ltd.	1,500	23,052
INPEX Corp.(2)	8,491	53,020
Isetan Mitsukoshi Holdings, Ltd.(2)	3,424	19,705
Isuzu Motors, Ltd.	5,055	45,936
Ito En, Ltd.	400	22,579
ITOCHU Corp.	11,448	247,710
Itochu Techno-Solutions Corp.	700	26,325
Japan Airlines Co., Ltd.	820	14,797
Japan Airport Terminal Co., Ltd.(2)	400	17,069
Japan Exchange Group, Inc.	4,118	95,373
Japan Post Bank Co., Ltd.	3,400	25,287
Japan Post Holdings Co., Ltd.	12,500	89,208
Japan Post Insurance Co., Ltd.	1,500	19,765
Japan Prime Realty Investment Corp.(2)	8	23,469
Japan Real Estate Investment Corp.	10	51,321
Japan Retail Fund Investment Corp.	20	25,016
Japan Tobacco, Inc.(2)	9,934	184,502
JFE Holdings, Inc.	4,025	29,099
JGC Holdings Corp.	2,113	22,281
JSR Corp.	1,459	28,304
JTEKT Corp.	2,275	17,764
Kajima Corp.	3,581	42,817
Kakaku.com, Inc.	955	24,328
Kamigumi Co., Ltd.	588	11,564

10
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Kansai Electric Power Co., Inc. (The)	6,078	$ 58,896
Kansai Paint Co., Ltd.	1,523	32,184
Kao Corp.	4,001	317,511
Kawasaki Heavy Industries, Ltd.	1,447	20,900
KDDI Corp.	13,867	413,752
Keihan Holdings Co., Ltd.	838	37,424
Keikyu Corp.	1,589	24,315
Keio Corp.	779	44,582
Keisei Electric Railway Co., Ltd.	1,005	31,497
Keyence Corp.	1,560	653,736
Kikkoman Corp.	1,301	62,835
Kintetsu Group Holdings Co., Ltd.	1,346	60,394
Kirin Holdings Co., Ltd.(2)	6,726	141,782
Kobayashi Pharmaceutical Co., Ltd.	400	35,170
Kobe Bussan Co., Ltd.	500	28,393
Koito Manufacturing Co., Ltd.	947	38,315
Komatsu, Ltd.	7,546	154,546
Konami Holdings Corp.	651	21,723
Kose Corp.	308	37,282
Kubota Corp.(2)	8,411	125,818
Kuraray Co., Ltd.(2)	2,718	28,443
Kurita Water Industries, Ltd.	732	20,363
Kyocera Corp.	2,748	149,998
Kyowa Kirin Co., Ltd.(2)	1,944	51,175
Kyushu Electric Power Co., Inc.	3,051	25,571
Kyushu Railway Co.	1,200	31,180
Lasertec Corp.	600	56,718
Lawson, Inc.	500	25,150
LINE Corp.(1)	439	22,095
Lion Corp.(2)	1,722	41,417
LIXIL Group Corp.	2,113	29,676
M3, Inc.	3,758	159,644
Makita Corp.	1,948	70,838
Marubeni Corp.	13,733	62,381
Marui Group Co., Ltd.	1,730	31,294
Maruichi Steel Tube, Ltd.	575	14,332
Mazda Motor Corp.	4,510	27,249
McDonald's Holdings Co. (Japan), Ltd.(2)	577	31,185
Mebuki Financial Group, Inc.	9,500	22,130
Medipal Holdings Corp.	1,745	33,680
MEIJI Holdings Co., Ltd.	967	76,950
Mercari, Inc.(1)	600	18,631
MINEBEA MITSUMI, Inc.	2,859	52,113
MISUMI Group, Inc.	2,280	57,247
Mitsubishi Chemical Holdings Corp.	11,222	65,443
Mitsubishi Corp.	11,190	236,464
Mitsubishi Electric Corp.	15,560	203,233
Security	Shares	Value
Japan (continued)
Mitsubishi Estate Co., Ltd.	9,668	$ 144,071
Mitsubishi Gas Chemical Co., Inc.	1,148	17,460
Mitsubishi Heavy Industries, Ltd.	2,844	67,147
Mitsubishi Materials Corp.	1,000	21,115
Mitsubishi Motors Corp.(2)	6,800	16,853
Mitsubishi UFJ Financial Group, Inc.	101,976	401,329
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,866	13,676
Mitsui & Co., Ltd.	13,675	202,617
Mitsui Chemicals, Inc.	1,475	30,851
Mitsui Fudosan Co., Ltd.	7,831	139,116
Miura Co., Ltd.	700	29,169
Mizuho Financial Group, Inc.	205,214	252,422
MonotaRO Co., Ltd.(2)	1,100	44,196
MS&AD Insurance Group Holdings, Inc.	3,728	102,664
Murata Manufacturing Co., Ltd.	4,714	277,883
Nabtesco Corp.(2)	1,048	32,433
Nagoya Railroad Co., Ltd.	1,675	47,210
NEC Corp.	2,055	98,734
Nexon Co., Ltd.(1)	4,150	93,609
NGK Insulators, Ltd.	1,971	27,309
NGK Spark Plug Co., Ltd.	1,223	17,578
NH Foods, Ltd.	583	23,460
Nidec Corp.	3,828	257,888
Nihon M&A Center, Inc.	1,300	59,121
Nikon Corp.	2,874	24,137
Nintendo Co., Ltd.	921	411,750
Nippon Building Fund, Inc.	10	56,952
Nippon Express Co., Ltd.	576	29,868
Nippon Paint Holdings Co., Ltd.(2)	1,158	84,461
Nippon Prologis REIT, Inc.	18	54,695
Nippon Shinyaku Co., Ltd.	400	32,649
Nippon Steel Corp	6,475	61,185
Nippon Telegraph & Telephone Corp.	10,804	251,727
Nippon Yusen KK(2)	1,300	18,399
Nissan Chemical Corp.	1,047	53,867
Nissan Motor Co., Ltd.	20,743	76,924
Nisshin Seifun Group, Inc.	1,417	21,158
Nissin Foods Holdings Co., Ltd.	498	44,123
Nitori Holdings Co., Ltd.(2)	616	120,778
Nitto Denko Corp.	1,270	71,996
Nomura Holdings, Inc.	26,657	119,786
Nomura Real Estate Holdings, Inc.	870	16,197
Nomura Real Estate Master Fund, Inc.	37	44,315
Nomura Research Institute, Ltd.	2,500	68,282
NSK, Ltd.	3,396	25,343
NTT Data Corp.	5,530	61,827
NTT DoCoMo, Inc.	9,824	260,808

11
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Obayashi Corp.	5,320	$ 50,016
Obic Co., Ltd.	560	98,694
Odakyu Electric Railway Co., Ltd.(2)	2,305	56,606
Oji Holdings Corp.	6,573	30,665
Olympus Corp.	9,576	184,362
Omron Corp.	1,563	104,687
Ono Pharmaceutical Co., Ltd.	3,005	87,705
Oracle Corp. Japan	289	34,279
Oriental Land Co., Ltd.	1,624	214,605
ORIX Corp.	11,402	141,581
Orix JREIT, Inc.	24	31,635
Osaka Gas Co., Ltd.	3,123	61,732
Otsuka Corp.	864	45,633
Otsuka Holdings Co., Ltd.	3,152	137,370
Pan Pacific International Holdings Corp.	3,636	80,053
Panasonic Corp.	18,647	163,516
Park24 Co., Ltd.(2)	1,041	17,848
PeptiDream, Inc.(1)	700	32,253
Persol Holdings Co., Ltd.	1,200	16,544
Pigeon Corp.(2)	900	34,835
Pola Orbis Holdings, Inc.	932	16,271
Rakuten, Inc.	6,900	60,948
Recruit Holdings Co., Ltd.	10,657	366,496
Renesas Electronics Corp.(1)	6,000	30,842
Resona Holdings, Inc.	16,411	56,157
Ricoh Co., Ltd.	5,835	41,869
Rinnai Corp.	346	28,975
Rohm Co., Ltd.	807	53,659
Ryohin Keikaku Co., Ltd.	1,730	24,607
Santen Pharmaceutical Co., Ltd.	2,900	53,387
SBI Holdings, Inc.	2,175	47,199
SCSK Corp.	400	19,570
Secom Co., Ltd.	1,748	153,374
Sega Sammy Holdings, Inc.	1,500	17,981
Seibu Holdings, Inc.	1,400	15,249
Seiko Epson Corp.(2)	2,252	25,798
Sekisui Chemical Co., Ltd.	3,264	46,766
Sekisui House, Ltd.	4,950	94,506
Seven & i Holdings Co., Ltd.	6,226	203,674
Seven Bank, Ltd.	6,071	16,640
SG Holdings Co., Ltd.	1,400	45,687
Sharp Corp.(2)	1,524	16,344
Shimadzu Corp.	2,014	53,768
Shimamura Co., Ltd.	225	15,240
Shimano, Inc.	650	124,988
Shimizu Corp.	4,127	33,999
Shin-Etsu Chemical Co., Ltd.	2,985	350,324
Security	Shares	Value
Japan (continued)
Shinsei Bank, Ltd.	922	$ 11,152
Shionogi & Co., Ltd.	2,221	139,331
Shiseido Co., Ltd.(2)	3,374	214,993
Shizuoka Bank, Ltd. (The)	3,925	25,250
Showa Denko KK(2)	1,300	29,343
SMC Corp.	479	246,168
SoftBank Corp.	16,100	205,214
SoftBank Group Corp.	12,984	654,753
Sohgo Security Services Co., Ltd.	528	24,654
Sompo Holdings, Inc.	2,899	99,799
Sony Corp.	10,580	730,339
Sony Financial Holdings, Inc.	1,074	25,932
Square Enix Holdings Co., Ltd.	700	35,465
Stanley Electric Co., Ltd.	1,134	27,451
Subaru Corp.	5,128	107,379
Sumco Corp.(2)	2,300	35,360
Sumitomo Chemical Co., Ltd.	13,034	39,217
Sumitomo Corp.	10,225	117,602
Sumitomo Dainippon Pharma Co., Ltd.	1,622	22,477
Sumitomo Electric Industries, Ltd.	6,690	77,174
Sumitomo Heavy Industries, Ltd.	1,127	24,649
Sumitomo Metal Mining Co., Ltd.	2,120	59,720
Sumitomo Mitsui Financial Group, Inc.(2)	10,797	304,711
Sumitomo Mitsui Trust Holdings, Inc.	2,582	72,762
Sumitomo Realty & Development Co., Ltd.	2,668	73,644
Sumitomo Rubber Industries, Ltd.(2)	1,700	16,838
Sundrug Co., Ltd.	700	23,167
Suntory Beverage & Food, Ltd.	1,117	43,583
Suzuken Co., Ltd.	500	18,680
Suzuki Motor Corp.	2,978	101,687
Sysmex Corp.	1,393	106,929
T&D Holdings, Inc.	5,006	42,998
Taiheiyo Cement Corp.	1,231	28,601
Taisei Corp.	1,549	56,455
Taisho Pharmaceutical Holdings Co., Ltd.	267	16,385
Taiyo Nippon Sanso Corp.	1,324	22,141
Takeda Pharmaceutical Co., Ltd.	13,224	475,111
TDK Corp.	1,055	105,027
Teijin, Ltd.	1,307	20,810
Terumo Corp.	5,318	202,418
THK Co., Ltd.	828	20,615
TIS, Inc.	1,900	40,228
Tobu Railway Co., Ltd.	1,573	51,971
Toho Co., Ltd.	856	30,920
Toho Gas Co., Ltd.	572	28,590
Tohoku Electric Power Co., Inc.	3,514	33,381
Tokio Marine Holdings, Inc.	5,400	236,374

12
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Tokyo Century Corp.(2)	300	$ 15,362
Tokyo Electric Power Co. Holdings,, Inc.(1)	11,600	35,684
Tokyo Electron, Ltd.	1,279	315,585
Tokyo Gas Co., Ltd.	3,362	80,502
Tokyu Corp.	4,384	61,719
Tokyu Fudosan Holdings Corp.	5,227	24,590
Toppan Printing Co., Ltd.	2,074	34,675
Toray Industries, Inc.	11,862	55,989
Toshiba Corp.	3,174	101,821
Tosoh Corp.	2,400	32,969
TOTO, Ltd.	1,143	43,946
Toyo Suisan Kaisha, Ltd.	704	39,335
Toyoda Gosei Co., Ltd.	662	13,831
Toyota Industries Corp.	1,161	61,710
Toyota Motor Corp.	17,730	1,114,934
Toyota Tsusho Corp.	1,765	45,010
Trend Micro, Inc.	1,144	63,932
Tsuruha Holdings, Inc.(2)	272	37,567
Unicharm Corp.(2)	3,314	135,915
United Urban Investment Corp.	22	23,695
USS Co., Ltd.	1,635	26,210
Welcia Holdings Co., Ltd.	400	32,315
West Japan Railway Co.	1,278	71,682
Yakult Honsha Co., Ltd.	996	58,599
Yamada Denki Co., Ltd.	6,405	31,771
Yamaha Corp.	1,109	52,306
Yamaha Motor Co., Ltd.	2,354	37,075
Yamato Holdings Co., Ltd.(2)	2,464	53,487
Yamazaki Baking Co., Ltd.	931	15,992
Yaskawa Electric Corp.	1,883	65,459
Yokogawa Electric Corp.	1,628	25,509
Yokohama Rubber Co., Ltd. (The)(2)	1,123	15,879
Z Holdings Corp.	23,117	113,452
ZOZO, Inc.	607	13,531
		$ 27,837,758
Netherlands — 5.2%
ABN AMRO Group NV(4)	3,966	$ 34,130
Adyen NV(1)(4)	152	221,464
Aegon NV	16,563	48,960
AerCap Holdings NV(1)	863	26,580
Airbus SE	4,955	355,045
Akzo Nobel NV	1,647	147,967
Altice Europe NV(1)	5,630	21,774
ASML Holding NV	3,550	1,298,636
CNH Industrial NV(2)	9,151	64,291
EXOR NV	898	51,543
Security	Shares	Value
Netherlands (continued)
Fiat Chrysler Automobiles NV	9,199	$ 93,076
Heineken Holding NV	927	75,820
Heineken NV	2,138	197,140
ING Groep NV	31,867	222,142
Just Eat Takeaway.com NV(1)(4)	698	72,958
Koninklijke Ahold Delhaize NV(2)	9,192	250,519
Koninklijke DSM NV	1,421	197,260
Koninklijke KPN NV	31,276	83,191
Koninklijke Philips NV	7,439	347,534
Koninklijke Vopak NV	531	28,107
NN Group NV	2,456	82,541
Prosus NV(1)	4,082	380,595
QIAGEN NV(1)	1,927	83,071
Randstad NV	975	43,597
Royal Dutch Shell PLC, Class A	34,341	549,843
Royal Dutch Shell PLC, Class B	30,962	469,393
STMicroelectronics NV	5,230	142,561
Wolters Kluwer NV	2,276	177,902
		$ 5,767,640
New Zealand — 0.3%
a2 Milk Co., Ltd.(1)	6,163	$ 80,672
Auckland International Airport, Ltd.	10,988	46,729
Fisher & Paykel Healthcare Corp., Ltd.	4,693	108,112
Mercury NZ, Ltd.	4,384	13,356
Meridian Energy, Ltd.	9,757	30,416
Ryman Healthcare, Ltd.	3,823	32,434
Spark New Zealand, Ltd.	16,165	47,827
		$ 359,546
Norway — 0.5%
DNB ASA	8,213	$ 109,623
Equinor ASA	8,130	117,118
Gjensidige Forsikring ASA	1,602	29,599
Mowi ASA	3,437	65,515
Norsk Hydro ASA	12,075	33,688
Orkla ASA	6,708	58,893
Schibsted ASA, Class B	908	21,447
Telenor ASA	5,788	84,510
Yara International ASA	1,585	55,257
		$ 575,650
Portugal — 0.2%
EDP - Energias de Portugal S.A.	21,198	$ 101,184
Galp Energia SGPS S.A.	4,436	51,457
Jeronimo Martins SGPS S.A.(1)(2)	1,795	31,412
		$ 184,053

13
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore — 1.1%
Ascendas Real Estate Investment Trust	23,731	$ 54,449
CapitaLand Commercial Trust	21,099	25,822
CapitaLand Mall Trust	19,781	28,068
CapitaLand, Ltd.(1)	22,948	48,481
City Developments, Ltd.	4,171	25,489
DBS Group Holdings, Ltd.	15,248	229,434
Genting Singapore, Ltd.	48,954	26,933
Jardine Cycle & Carriage, Ltd.	1,007	14,696
Keppel Corp., Ltd.(2)	12,128	52,234
Mapletree Commercial Trust	19,300	27,005
Mapletree Logistics Trust	22,400	31,447
Oversea-Chinese Banking Corp., Ltd.	28,236	184,036
Singapore Airlines, Ltd.	12,400	33,470
Singapore Exchange, Ltd.	6,600	39,717
Singapore Technologies Engineering, Ltd.	13,918	33,219
Singapore Telecommunications, Ltd.	66,391	118,103
Suntec Real Estate Investment Trust	15,065	15,390
United Overseas Bank, Ltd.	9,714	141,940
UOL Group, Ltd.	4,870	23,944
Venture Corp., Ltd.	2,000	23,373
Wilmar International, Ltd.	15,000	44,366
Yangzijiang Shipbuilding Holdings, Ltd.	20,000	13,464
		$ 1,235,080
Spain — 2.4%
ACS Actividades de Construccion y Servicios S.A.	2,094	$ 53,813
Aena SME S.A.(4)	543	72,622
Amadeus IT Group S.A.	3,651	191,685
Banco Bilbao Vizcaya Argentaria S.A.	55,710	191,807
Banco Santander S.A.	137,825	337,183
Bankinter S.A.	5,419	25,974
CaixaBank S.A.	28,587	61,156
Cellnex Telecom S.A.(4)	2,143	130,890
Enagas S.A.	1,961	47,973
Endesa S.A.	2,524	62,611
Ferrovial S.A.	4,215	112,667
Grifols S.A.	2,499	75,990
Iberdrola S.A.	48,123	561,821
Industria de Diseno Textil S.A.	9,008	239,013
Mapfre S.A.	10,989	19,623
Naturgy Energy Group S.A.	2,455	45,832
Red Electrica Corp. S.A.(2)	3,451	64,567
Repsol S.A.	12,197	107,772
Siemens Gamesa Renewable Energy S.A.(2)	1,846	32,868
Telefonica S.A.	39,538	189,101
		$ 2,624,968
Security	Shares	Value
Sweden — 2.9%
Alfa Laval AB	2,793	$ 61,614
Assa Abloy AB, Class B	8,515	174,281
Atlas Copco AB, Class A	5,606	238,734
Atlas Copco AB, Class B	3,251	120,801
Boliden AB	2,356	54,038
Electrolux AB, Series B	1,958	32,943
Epiroc AB, Class A	5,827	73,015
Epiroc AB, Class B	3,558	43,696
EQT AB(2)	2,004	36,134
Essity AB, Class B	5,212	168,980
Evolution Gaming Group AB(4)	1,069	63,494
Hennes & Mauritz AB, Class B(2)	6,452	94,175
Hexagon AB, Class B	2,367	139,003
Husqvarna AB, Class B	3,160	26,007
ICA Gruppen AB	820	38,978
Industrivarden AB, Class C(2)	1,127	25,689
Investment AB Latour, Class B(2)	1,245	22,604
Investor AB, Class B	3,740	198,399
Kinnevik AB, Class B	1,988	52,478
L E Lundbergforetagen AB, Class B	737	33,595
Lundin Energy AB	1,724	42,075
Nibe Industrier AB, Class B	2,623	58,178
Sandvik AB	9,185	172,915
Securitas AB, Class B	2,909	39,336
Skandinaviska Enskilda Banken AB, Class A	14,185	123,134
Skanska AB, Class B(1)	2,734	55,815
SKF AB, Class B	3,325	62,156
Svenska Cellulosa AB SCA, Class B	5,096	60,954
Svenska Handelsbanken AB, Class A(1)	12,961	123,069
Swedbank AB, Class A	7,827	100,506
Swedish Match AB	1,369	96,591
Tele2 AB, Class B	4,378	58,279
Telefonaktiebolaget LM Ericsson, Class B	24,031	222,757
Telia Co. AB	20,293	75,920
Volvo AB, Class B	12,539	197,300
		$ 3,187,643
Switzerland — 10.4%
ABB, Ltd.	15,220	$ 345,234
Adecco Group AG	1,241	58,495
Alcon, Inc.(1)	4,136	237,651
Baloise Holding AG	415	62,520
Banque Cantonale Vaudoise	253	24,638
Barry Callebaut AG	26	49,630
Chocoladefabriken Lindt & Sprungli AG	1	86,257
Chocoladefabriken Lindt & Sprungli AG PC	9	74,334
Cie Financiere Richemont S.A.	4,320	278,641

14
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Clariant AG(1)(2)	1,727	$ 33,989
Coca-Cola HBC AG	1,844	46,161
Credit Suisse Group AG	20,425	212,519
EMS-Chemie Holding AG	64	49,722
Geberit AG	318	159,552
Givaudan S.A.	78	291,562
Glencore PLC	84,056	179,057
Julius Baer Group, Ltd.	1,776	74,588
Kuehne & Nagel International AG	428	71,291
LafargeHolcim, Ltd.	4,164	183,449
Logitech International S.A.	1,383	90,627
Lonza Group AG	615	325,764
Nestle S.A.	24,755	2,744,602
Novartis AG	17,887	1,558,334
Partners Group Holding AG	156	142,068
Roche Holding AG	5,864	2,031,580
Schindler Holding AG	160	37,932
Schindler Holding AG PC	344	81,411
SGS S.A.	49	120,033
Sika AG	1,193	229,977
Sonova Holding AG(1)	453	90,679
Straumann Holding AG	83	71,752
Swatch Group AG (The)	228	45,762
Swatch Group AG (The), Bearer Shares	505	19,860
Swiss Life Holding AG	256	95,237
Swiss Prime Site AG	646	59,926
Swiss Re AG	2,438	189,029
Swisscom AG	220	115,368
Temenos AG	527	81,908
UBS Group AG	30,837	356,138
Vifor Pharma AG	390	59,002
Zurich Insurance Group AG	1,238	438,661
		$ 11,504,940
United Kingdom — 13.2%
3i Group PLC	7,801	$ 80,327
Admiral Group PLC	1,608	45,601
Anglo American PLC	10,331	238,163
Antofagasta PLC	3,041	35,198
Ashtead Group PLC	3,687	124,374
Associated British Foods PLC	2,895	68,450
AstraZeneca PLC	10,900	1,134,411
Auto Trader Group PLC(4)	8,362	54,443
AVEVA Group PLC	442	22,411
Aviva PLC	31,418	106,487
BAE Systems PLC	27,172	162,474
Barclays PLC	147,147	207,595
Security	Shares	Value
United Kingdom (continued)
Barratt Developments PLC	8,797	$ 54,068
Berkeley Group Holdings PLC	1,068	55,002
BHP Group PLC	17,453	357,142
BP PLC	169,832	650,633
British American Tobacco PLC	19,191	736,029
British Land Co. PLC (The)	8,346	39,923
BT Group PLC	72,149	102,037
Bunzl PLC	2,897	77,707
Burberry Group PLC	3,124	61,731
Coca-Cola European Partners PLC(5)	369	13,933
Coca-Cola European Partners PLC(5)	1,278	48,499
Compass Group PLC	15,004	206,432
Croda International PLC	1,030	66,899
Diageo PLC	19,530	649,125
Direct Line Insurance Group PLC	11,922	39,975
Evraz PLC	3,425	12,135
Ferguson PLC	1,893	154,784
GlaxoSmithKline PLC	41,937	847,114
GVC Holdings PLC	4,677	42,869
Halma PLC	3,294	93,847
Hargreaves Lansdown PLC	2,659	53,622
Hikma Pharmaceuticals PLC	1,223	33,560
HSBC Holdings PLC	168,567	783,430
Imperial Brands PLC	7,723	147,020
Informa PLC	13,258	76,654
InterContinental Hotels Group PLC	1,518	67,012
Intertek Group PLC	1,422	95,773
ITV PLC	34,182	31,592
J Sainsbury PLC	15,059	38,972
JD Sports Fashion PLC	3,394	26,122
Johnson Matthey PLC	1,639	42,686
Kingfisher PLC	19,212	52,856
Land Securities Group PLC	5,555	37,955
Legal & General Group PLC	49,165	134,036
Lloyds Banking Group PLC	596,133	229,964
London Stock Exchange Group PLC	2,594	269,763
M&G PLC	22,322	46,350
Melrose Industries PLC	36,836	51,922
Mondi PLC	4,243	79,365
National Grid PLC	29,483	359,704
Next PLC	1,079	65,328
NMC Health PLC(1)(3)	541	0
Ocado Group PLC(1)	3,629	91,198
Pearson PLC	7,041	50,124
Persimmon PLC	2,734	77,376
Prudential PLC	21,561	324,882
Reckitt Benckiser Group PLC	5,879	540,859

15
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
RELX PLC(5)	9,789	$ 226,574
RELX PLC(5)	6,194	143,505
Rentokil Initial PLC	15,508	98,060
Rio Tinto PLC	9,291	522,865
Rolls-Royce Holdings PLC	15,214	53,715
Royal Bank of Scotland Group PLC	37,001	55,548
RSA Insurance Group PLC	8,671	43,914
Sage Group PLC (The)	9,508	78,925
Schroders PLC	934	34,089
Segro PLC	9,491	104,970
Severn Trent PLC	1,999	61,177
Smith & Nephew PLC	7,488	139,529
Smiths Group PLC	3,491	61,029
Spirax-Sarco Engineering PLC	587	72,266
SSE PLC	8,419	142,560
St. James's Place PLC	4,702	55,288
Standard Chartered PLC	22,084	119,713
Standard Life Aberdeen PLC	18,626	61,721
Taylor Wimpey PLC	27,593	48,702
Tesco PLC	83,259	234,180
Unilever NV	12,159	648,290
Unilever PLC	9,829	530,187
United Utilities Group PLC	5,449	61,229
Vodafone Group PLC	221,196	351,648
Whitbread PLC	1,695	46,634
WM Morrison Supermarkets PLC	18,613	43,847
WPP PLC	10,799	84,192
		$ 14,522,300
Total Common Stocks (identified cost $86,880,058)		$ 109,573,196

Rights — 0.0%(6)

Security	Shares	Value
Spain — 0.0%(6)
ACS Actividades de Construccion y Servicios S.A., Exp. 7/10/20(1)(2)	2,094	$ 3,267
Repsol S.A., Exp. 7/9/20(1)	12,197	5,938
Telefonica S.A., Exp. 7/6/20(1)(2)	39,538	7,778
Total Rights (identified cost $18,588)		$ 16,983

Short-Term Investments — 1.9%

Other — 0.0%(6)
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(7)	39,263	$ 39,263
Total Other (identified cost $39,263)		$ 39,263

Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(8)	2,082,198	$ 2,082,198
Total Securities Lending Collateral (identified cost $2,082,198)		$ 2,082,198
Total Short-Term Investments (identified cost $2,121,461)		$ 2,121,461

Total Investments — 101.3% (identified cost $89,020,107)	$ 111,711,640
Other Assets, Less Liabilities — (1.3)%	$ (1,462,660)
Net Assets — 100.0%	$ 110,248,980

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $4,593,446.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,679,996, which represents 1.5% of the net assets of the Fund as of June 30, 2020.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	Amount is less than 0.05%.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.

16
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	16.0%
Industrials	14.5
Health Care	14.3
Consumer Staples	11.9
Consumer Discretionary	11.3
Information Technology	8.2
Materials	7.2
Communication Services	5.4
Utilities	4.0
Energy	3.4
Real Estate	3.2
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
FDR	– Fiduciary Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
17
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $88,980,844) - including $4,593,446 of securities on loan	$ 111,672,377
Investments in securities of affiliated issuers, at value (identified cost $39,263)	39,263
Cash denominated in foreign currency, at value (cost $171,295)	170,803
Receivable for capital shares sold	173,451
Dividends receivable	133,135
Dividends receivable - affiliated	9
Securities lending income receivable	1,976
Tax reclaims receivable	377,186
Receivable from affiliate	26,619
Directors' deferred compensation plan	29,693
Total assets	$112,624,512
Liabilities
Payable for investments purchased	$ 597
Payable for capital shares redeemed	21,503
Deposits for securities loaned	2,082,198
Payable to affiliates:
Investment advisory fee	27,447
Administrative fee	10,979
Distribution and service fees	2,235
Sub-transfer agency fee	178
Directors' deferred compensation plan	29,693
Accrued expenses	100,702
Demand note payable	100,000
Total liabilities	$ 2,375,532
Net Assets	$110,248,980
Sources of Net Assets
Paid-in capital	$ 89,903,358
Distributable earnings	20,345,622
Total	$110,248,980
Class I Shares
Net Assets	$ 96,768,626
Shares Outstanding	1,205,255
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 80.29
Class F Shares
Net Assets	$ 13,480,354
Shares Outstanding	168,023
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 80.23
18
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $175,000)	$ 1,662,585
Dividend income - affiliated issuers	9
Interest income	2,346
Securities lending income, net	8,199
Total investment income	$ 1,673,139
Expenses
Investment advisory fee	$ 165,379
Administrative fee	66,152
Distribution and service fees:
Class F	12,514
Directors' fees and expenses	56
Custodian fees	4,175
Transfer agency fees and expenses	36,186
Accounting fees	22,919
Professional fees	12,410
Reports to shareholders	32,127
Licensing fees	28,265
Miscellaneous	44,029
Total expenses	$ 424,212
Waiver and/or reimbursement of expenses by affiliate	(145,427)
Net expenses	$ 278,785
Net investment income	$ 1,394,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (1,452,102)
Foreign currency transactions	(11,107)
Net realized loss	$ (1,463,209)
Change in unrealized appreciation (depreciation):
Investment securities	$ (13,759,818)
Foreign currency	3,836
Net change in unrealized appreciation (depreciation)	$(13,755,982)
Net realized and unrealized loss	$(15,219,191)
Net decrease in net assets from operations	$(13,824,837)
19
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,394,354	$ 3,453,248
Net realized loss	(1,463,209)	(146,336)
Net change in unrealized appreciation (depreciation)	(13,755,982)	19,825,931
Net increase (decrease) in net assets from operations	$ (13,824,837)	$ 23,132,843
Distributions to shareholders:
Class I	$ —	$ (2,945,173)
Class F	—	(298,614)
Total distributions to shareholders	$ —	$ (3,243,787)
Capital share transactions:
Class I	$ (6,642,428)	$ (5,687,218)
Class F	1,875,791	3,826,505
Net decrease in net assets from capital share transactions	$ (4,766,637)	$ (1,860,713)
Net increase (decrease) in net assets	$ (18,591,474)	$ 18,028,343
Net Assets
At beginning of period	$ 128,840,454	$ 110,812,111
At end of period	$110,248,980	$128,840,454
20
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Financial Highlights

	Class I
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 90.02	$ 76.31	$ 91.21	$ 74.93	$ 76.87	$ 78.33
Income (Loss) From Operations
Net investment income(1)	$ 1.00	$ 2.43	$ 2.36	$ 2.11	$ 1.88	$ 1.63
Net realized and unrealized gain (loss)	(10.73)	13.55	(14.36)	16.39	(1.54)	(2.88)
Total income (loss) from operations	$ (9.73)	$ 15.98	$ (12.00)	$ 18.50	$ 0.34	$ (1.25)
Less Distributions
From net investment income	$ —	$ (2.27)	$ (2.90)	$ (2.22)	$ (2.28)	$ (0.21)
Total distributions	$ —	$ (2.27)	$ (2.90)	$ (2.22)	$ (2.28)	$ (0.21)
Net asset value — End of period	$ 80.29	$ 90.02	$ 76.31	$ 91.21	$ 74.93	$ 76.87
Total Return(2)	(10.81)% (3)	21.26%	(13.58)%	24.76%	0.46%	(1.61)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 96,769	$ 115,803	$ 103,168	$ 141,082	$ 124,685	$ 154,811
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.75% (5)	0.68%	0.69% (6)	0.68%	0.98%	0.95%
Net expenses	0.48% (5)	0.48%	0.49% (6)	0.48%	0.97%	0.95%
Net investment income	2.55% (5)	2.87%	2.67%	2.49%	2.50%	2.01%
Portfolio Turnover	6% (3)	7%	6%	3%	22%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01%.
21
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 90.04	$ 76.49	$ 91.65	$ 75.47	$ 77.45	$ 78.93
Income (Loss) From Operations
Net investment income(1)	$ 0.94	$ 2.14	$ 2.09	$ 1.87	$ 1.60	$ 1.44
Net realized and unrealized gain (loss)	(10.75)	13.68	(14.35)	16.53	(1.43)	(2.90)
Total income (loss) from operations	$ (9.81)	$ 15.82	$ (12.26)	$ 18.40	$ 0.17	$ (1.46)
Less Distributions
From net investment income	$ —	$ (2.27)	$ (2.90)	$ (2.22)	$ (2.15)	$ (0.02)
Total distributions	$ —	$ (2.27)	$ (2.90)	$ (2.22)	$ (2.15)	$ (0.02)
Net asset value — End of period	$ 80.23	$ 90.04	$ 76.49	$ 91.65	$ 75.47	$ 77.45
Total Return(2)	(10.90)% (3)	21.00%	(13.80)%	24.44%	0.24%	(1.84)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 13,480	$ 13,038	$ 7,645	$ 7,226	$ 4,486	$ 3,906
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.95% (5)	0.88%	0.89% (6)	0.91%	1.26%	1.24%
Net expenses	0.68% (5)	0.69%	0.74% (6)	0.73%	1.19%	1.19%
Net investment income	2.39% (5)	2.52%	2.37%	2.18%	2.11%	1.75%
Portfolio Turnover	6% (3)	7%	6%	3%	22%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01%.
22
See Notes to Financial Statements.

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP EAFE International Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
23

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ 22,057	$ 7,324,425	$ 0	$ 7,346,482
Austria	—	187,306	—	187,306
Belgium	—	1,011,392	—	1,011,392
Denmark	—	2,554,653	—	2,554,653
Finland	—	1,296,494	—	1,296,494
France	—	11,447,012	—	11,447,012
Germany	—	10,048,370	—	10,048,370
Hong Kong	146,375	3,663,767	—	3,810,142
Ireland	—	1,089,776	—	1,089,776
Israel	359,039	325,046	—	684,085
Italy	—	2,297,906	—	2,297,906
Japan	—	27,837,758	—	27,837,758
Netherlands	26,580	5,741,060	—	5,767,640
New Zealand	—	359,546	—	359,546
Norway	—	575,650	—	575,650
Portugal	—	184,053	—	184,053
Singapore	—	1,235,080	—	1,235,080
Spain	—	2,624,968	—	2,624,968
Sweden	—	3,187,643	—	3,187,643
Switzerland	—	11,504,940	—	11,504,940
United Kingdom	13,933	14,508,367	0	14,522,300
Total Common Stocks	$ 567,984	$109,005,212 (2)	$ 0	$109,573,196
Rights	$ 16,983	$ —	$ —	$ 16,983
Short-Term Investments:
Other	—	39,263	—	39,263
Securities Lending Collateral	2,082,198	—	—	2,082,198
Total Investments	$2,667,165	$109,044,475	$ 0	$111,711,640

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding
24

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Fund's average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $165,379. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $145,427.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $66,152.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $12,514 for Class F shares.
25

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $292 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $142, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $35,520 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,525,034 and $9,831,826, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $2,941,472 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $20,849 are short-term and $2,920,623 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 92,146,043
Gross unrealized appreciation	$ 33,629,885
Gross unrealized depreciation	(14,064,288)
Net unrealized appreciation	$ 19,565,597
26

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan was $4,593,446 and the total value of collateral received was $4,990,587, comprised of cash of $2,082,198 and U.S. government and/or agencies securities of $2,908,389.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 2,070,193	$ —	$ —	$ —	$ 2,070,193
Rights	12,005	—	—	—	12,005
Total	$2,082,198	$ —	$ —	$ —	$2,082,198
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At June 30, 2020, the Fund had a balance outstanding pursuant to this line of credit of $100,000 at an annual interest rate of 1.08%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.
27

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $39,263, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$960,330	$(921,067)	$ —	$ —	$39,263	$9	39,263
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	89,030	$ 6,484,893	73,012	$ 6,133,994
Reinvestment of distributions	—	—	36,186	2,945,173
Shares redeemed	(170,189)	(13,127,321)	(174,715)	(14,766,385)
Net decrease	(81,159)	$ (6,642,428)	(65,517)	$ (5,687,218)
Class F
Shares sold	34,495	$ 2,731,766	60,554	$ 5,179,234
Reinvestment of distributions	—	—	3,666	298,614
Shares redeemed	(11,267)	(855,975)	(19,363)	(1,651,343)
Net increase	23,228	$ 1,875,791	44,857	$ 3,826,505
At June 30, 2020, separate accounts of an insurance company owned 72.9% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
28

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
29

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP EAFE International Index Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended September 30, 2019, while it had underperformed the median of its peer universe for the five-year period ended September 30, 2019. The data also indicated that the Fund had underperformed the index it is designed to track for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense universe and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
30

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
31

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
32

Calvert
VP EAFE International Index Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
33

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24228     6.30.20

Calvert
VP Investment Grade Bond Index Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP Investment Grade Bond Index Portfolio

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Performance

Portfolio Manager Tina J. Udell, CFA of Ameritas Investment Partners, Inc.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	03/31/2003	03/31/2003	6.13%	8.58%	4.05%	3.60%
Class F at NAV	10/30/2015	03/31/2003	6.00	8.31	3.82	3.48

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	6.14%	8.74%	4.30%	3.82%

% Total Annual Operating Expense Ratios[3]	Class I	Class F
Gross	0.43%	0.68%
Net	0.32	0.57
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Fund Profile

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,061.30	$1.64 **	0.32%
Class F	$1,000.00	$1,060.00	$2.92 **	0.57%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.27	$1.61 **	0.32%
Class F	$1,000.00	$1,022.03	$2.87 **	0.57%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. Expenses shown do not include insurance-related charges.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$300	$ 312,950
Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(1)	300	301,343
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	8	7,584
Total Asset-Backed Securities (identified cost $616,457)		$ 621,877

Commercial Mortgage-Backed Securities — 2.3%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 452,061
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	699,451
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625	644,013
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,365,003
Total Commercial Mortgage-Backed Securities (identified cost $3,008,933)		$ 3,160,528

Corporate Bonds — 28.9%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.7%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 140,308
Dow Chemical Co. (The), 4.375%, 11/15/42	100	111,063
Ecolab, Inc., 4.35%, 12/8/21	122	129,007
LYB International Finance BV, 5.25%, 7/15/43	100	120,720
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200	214,894
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300	311,948
		$ 1,027,940
Communications — 4.5%
AT&T, Inc.:
3.90%, 3/11/24	$200	$ 221,061
4.00%, 1/15/22	290	304,646
4.90%, 6/15/42	200	239,962
5.375%, 10/15/41	100	125,698
5.45%, 3/1/47	1,000	1,310,066
Security	Principal Amount (000's omitted)	Value
Communications (continued)
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	$500	$ 573,739
Comcast Corp., 3.125%, 7/15/22	100	105,572
Discovery Communications, LLC, 4.125%, 5/15/29	200	228,476
NBCUniversal Media, LLC:
2.875%, 1/15/23	100	106,827
4.45%, 1/15/43	200	251,890
Rogers Communications, Inc., 3.625%, 12/15/25	1,000	1,134,978
Verizon Communications, Inc., 5.15%, 9/15/23	300	341,674
Walt Disney Co. (The), 5.40%, 10/1/43	100	136,038
WPP Finance 2010, 3.75%, 9/19/24	1,000	1,079,984
		$ 6,160,611
Consumer, Cyclical — 2.1%
Cintas Corp. No. 2, 3.25%, 6/1/22	$350	$ 366,660
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	200	202,344
General Motors Co., 5.00%, 4/1/35	1,000	1,000,127
Lowe's Cos., Inc., 3.875%, 9/15/23	100	109,598
McDonald's Corp., 3.60%, 7/1/30	300	345,770
Starbucks Corp., 3.75%, 12/1/47	250	269,649
VF Corp., 2.95%, 4/23/30	225	240,713
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250	401,694
		$ 2,936,555
Consumer, Non-cyclical — 4.4%
AbbVie, Inc.:
2.90%, 11/6/22	$200	$ 209,922
3.20%, 11/21/29(1)	300	334,966
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	372,210
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	109,318
4.625%, 2/1/44	1,000	1,150,842
CVS Health Corp., 4.30%, 3/25/28	500	584,927
CVS Pass-Through Trust, 6.036%, 12/10/28	70	79,574
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	419,949
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75	77,107
Equifax, Inc., 3.30%, 12/15/22	450	472,301
Gilead Sciences, Inc., 3.70%, 4/1/24	100	110,604
Kroger Co. (The):
3.85%, 8/1/23	100	108,610
3.875%, 10/15/46	250	280,907
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100	109,376
Molson Coors Brewing Co., 5.00%, 5/1/42	100	106,487
Pfizer, Inc., 4.40%, 5/15/44	1,000	1,301,561
Tyson Foods, Inc., 3.95%, 8/15/24	100	110,847

6
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Zoetis, Inc., 4.70%, 2/1/43	$100	$ 132,279
		$ 6,071,787
Energy — 3.8%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$ 226,337
CNOOC Curtis Funding No. 1 Pty., Ltd., 4.50%, 10/3/23(1)	100	109,934
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	127,086
HollyFrontier Corp., 5.875%, 4/1/26	1,000	1,106,970
Shell International Finance BV:
2.25%, 1/6/23	200	207,850
4.125%, 5/11/35	1,350	1,648,217
4.55%, 8/12/43	100	125,801
Texas Eastern Transmission, L.P., 2.80%, 10/15/22(1)	400	407,403
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	1,181,738
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	100	109,761
		$ 5,251,097
Financial — 6.8%
American International Group, Inc., 4.875%, 6/1/22	$250	$ 269,695
Australia & New Zealand Banking Group, Ltd., 4.875%, 1/12/21(1)	800	819,338
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(2)	500	530,026
4.125%, 1/22/24	300	332,509
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200	209,842
4.30%, 5/15/43	1,000	1,306,846
Boston Properties, L.P., 3.85%, 2/1/23	100	106,849
Capital One Bank, 3.375%, 2/15/23	200	210,743
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(2)	500	570,713
5.50%, 9/13/25	80	94,897
Discover Financial Services, 3.85%, 11/21/22	200	212,015
ERP Operating, L.P., 4.625%, 12/15/21	100	104,807
Excalibur One 77B, LLC, 1.492%, 1/1/25	18	17,744
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	552,787
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(2)	400	409,923
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(2)	300	324,470
3.375%, 5/1/23	700	749,195
MetLife, Inc., 4.875%, 11/13/43	100	129,625
Morgan Stanley:
4.10%, 5/22/23	500	540,617
5.00%, 11/24/25	150	175,412
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	1,183,254
Security	Principal Amount (000's omitted)	Value
Financial (continued)
SunTrust Banks, Inc., 2.90%, 3/3/21	$200	$ 203,046
Wells Fargo & Co., 2.625%, 7/22/22	400	416,908
		$ 9,471,261
Industrial — 2.8%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(2)	$540	$ 592,812
Boeing Co., 4.875%, 5/1/25	100	109,001
Carrier Global Corp., 3.577%, 4/5/50(1)	375	367,541
Cummins, Inc., 4.875%, 10/1/43	100	132,813
Deere & Co., 6.55%, 10/1/28	250	340,370
GATX Corp., 4.85%, 6/1/21	900	933,348
Parker-Hannifin Corp., 3.25%, 3/1/27	200	217,919
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650	686,062
United Parcel Service, Inc., 6.20%, 1/15/38	250	376,254
United Technologies Corp., 4.50%, 6/1/42	100	124,006
		$ 3,880,126
Technology — 2.2%
Apple, Inc., 3.85%, 5/4/43	$1,100	$ 1,366,476
Broadcom Corp. / Broadcom Cayman Finance, Ltd.:
3.125%, 1/15/25	200	213,770
3.875%, 1/15/27	500	540,985
Dell International, LLC / EMC Corp., 5.30%, 10/1/29(1)	250	276,961
International Business Machines Corp., 3.625%, 2/12/24	100	110,336
Lam Research Corp., 3.75%, 3/15/26	325	371,803
NetApp, Inc., 3.25%, 12/15/22	100	104,199
		$ 2,984,530
Utilities — 1.6%
DTE Electric Co., 2.25%, 3/1/30	$300	$ 316,139
Duke Energy Corp., 3.15%, 8/15/27	500	554,449
PacifiCorp, 4.10%, 2/1/42	100	119,531
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	1,204,962
		$ 2,195,081
Total Corporate Bonds (identified cost $35,440,995)		$ 39,978,988

7
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.8%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45(3)	$500	$ 591,805
Province of Ontario Canada, 2.45%, 6/29/22	400	416,200
Province of Quebec Canada, 2.625%, 2/13/23	75	79,257
Total Sovereign Government Bonds (identified cost $972,181)		$ 1,087,262

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York, NY, 3.60%, 8/1/28	$1,000	$ 1,079,220
Total Taxable Municipal Obligations (identified cost $991,934)		$ 1,079,220

U.S. Government Agencies and Instrumentalities — 3.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
1.625%, 9/29/20	$1,000	$ 1,003,594
6.75%, 3/15/31	1,300	2,047,129
Federal National Mortgage Association:
0.50%, 4/14/25	500	501,058
2.00%, 1/5/22	400	411,034
2.125%, 4/24/26	300	327,114
Total U.S. Government Agencies and Instrumentalities (identified cost $3,871,384)		$ 4,289,929

U.S. Government Agency Mortgage-Backed Securities — 25.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, with various maturities to 2050	$3,465	$ 3,633,804
3.00%, with maturity at 1/1/43	770	824,799
3.50%, with various maturities to 2048	1,366	1,469,091
4.00%, with various maturities to 2048	928	995,169
4.50%, with various maturities to 2044	1,267	1,400,265
5.00%, with various maturities to 2040	857	985,167
6.00%, with various maturities to 2040	66	78,807
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.50%, with maturity at 10/1/37	$14	$ 16,143
Federal National Mortgage Association:
2.50%, with various maturities to 2043	2,796	2,951,216
3.00%, with various maturities to 2049	6,264	6,703,697
3.50%, with various maturities to 2049	6,720	7,196,886
3.933%, (1 yr. USD LIBOR + 1.723%) with maturity at 9/1/38(4)	154	162,597
4.00%, with various maturities to 2047	3,415	3,686,919
4.50%, with various maturities to 2044	1,945	2,149,882
5.00%, with various maturities to 2034	95	108,942
5.50%, with various maturities to 2038	431	499,209
6.00%, with various maturities to 2038	403	480,473
6.50%, with various maturities to 2036	76	87,133
Government National Mortgage Association:
4.00%, with various maturities to 2042	1,018	1,118,516
4.50%, with maturity at 7/20/33	106	115,858
5.00%, with various maturities to 2039	461	525,850
5.50%, with maturity at 7/20/34	52	60,050
6.00%, with various maturities to 2038	329	388,530
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $33,914,480)		$ 35,639,003

U.S. Treasury Obligations — 36.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/49	$650	$ 781,600
2.50%, 2/15/45	1,000	1,233,730
3.00%, 5/15/47	1,000	1,362,773
3.125%, 11/15/41	1,000	1,354,824
3.125%, 8/15/44	1,600	2,182,188
3.125%, 5/15/48	750	1,050,864
3.75%, 11/15/43	1,045	1,555,601
3.875%, 8/15/40	500	745,391
4.375%, 5/15/41	700	1,113,574
6.25%, 8/15/23	1,000	1,189,336
8.00%, 11/15/21	1,000	1,107,539
8.125%, 5/15/21	1,000	1,069,551
U.S. Treasury Notes:
1.50%, 2/15/30	1,400	1,513,531
1.625%, 11/15/22	2,500	2,586,426
1.75%, 5/15/22	1,600	1,647,750
1.875%, 7/31/22	1,250	1,294,629
1.875%, 7/31/26	1,100	1,197,066

8
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.00%, 2/15/22	$2,000	$ 2,059,688
2.00%, 2/15/25	1,500	1,619,941
2.125%, 8/15/21	150	153,275
2.125%, 9/30/24	2,750	2,969,194
2.25%, 3/31/21	200	203,156
2.25%, 11/15/24	2,000	2,174,766
2.25%, 3/31/26	1,000	1,106,875
2.25%, 2/15/27	2,100	2,346,299
2.25%, 11/15/27	1,750	1,971,245
2.625%, 11/15/20	2,000	2,018,281
2.625%, 6/30/23	600	643,922
2.625%, 2/15/29	1,000	1,171,934
2.75%, 11/15/23	1,000	1,086,035
2.75%, 2/15/24	3,000	3,276,270
3.125%, 5/15/21	3,500	3,590,303
3.125%, 11/15/28	800	967,298
Total U.S. Treasury Obligations (identified cost $44,556,642)		$ 50,344,855

Short-Term Investments — 1.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(5)	2,330,510	$ 2,330,510
Total Short-Term Investments (identified cost $2,330,510)		$ 2,330,510
Total Investments — 100.1% (identified cost $125,703,516)		$ 138,532,172
Other Assets, Less Liabilities — (0.1)%		$ (173,554)
Net Assets — 100.0%		$ 138,358,618

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,124,366, which represents 2.3% of the net assets of the Fund as of June 30, 2020.
(2)	Security converts to variable rate after the indicated fixed-rate coupon period.
(3)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $236,722.
(4)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2020.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

9
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $123,373,006) - including $236,722 of securities on loan	$ 136,201,662
Investments in securities of affiliated issuers, at value (identified cost $2,330,510)	2,330,510
Receivable for capital shares sold	174,505
Interest receivable	842,207
Dividends receivable - affiliated	142
Securities lending income receivable	33
Receivable from affiliate	14,278
Directors' deferred compensation plan	34,240
Total assets	$139,597,577
Liabilities
Payable for investments purchased	$ 1,045,972
Payable for capital shares redeemed	69,748
Payable to affiliates:
Investment advisory fee	22,344
Administrative fee	13,406
Distribution and service fees	532
Sub-transfer agency fee	89
Directors' deferred compensation plan	34,240
Accrued expenses	52,628
Total liabilities	$ 1,238,959
Net Assets	$138,358,618
Sources of Net Assets
Paid-in capital	$ 121,305,992
Distributable earnings	17,052,626
Total	$138,358,618
Class I Shares
Net Assets	$ 135,703,074
Shares Outstanding	2,296,684
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 59.09
Class F Shares
Net Assets	$ 2,655,544
Shares Outstanding	45,577
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 58.27
10
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income - affiliated issuers	$ 142
Interest income	1,947,287
Securities lending income, net	1,497
Total investment income	$1,948,926
Expenses
Investment advisory fee	$ 139,884
Administrative fee	83,930
Distribution and service fees:
Class F	2,621
Directors' fees and expenses	4,108
Custodian fees	1,010
Transfer agency fees and expenses	45,415
Accounting fees	12,278
Professional fees	10,857
Reports to shareholders	16,824
Miscellaneous	16,761
Total expenses	$ 333,688
Waiver and/or reimbursement of expenses by affiliate	(107,081)
Net expenses	$ 226,607
Net investment income	$1,722,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 639,377
Net realized gain	$ 639,377
Change in unrealized appreciation (depreciation):
Investment securities	$ 5,965,632
Net change in unrealized appreciation (depreciation)	$5,965,632
Net realized and unrealized gain	$6,605,009
Net increase in net assets resulting from operations	$8,327,328
11
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,722,319	$ 3,833,169
Net realized gain	639,377	79,167
Net change in unrealized appreciation (depreciation)	5,965,632	7,563,201
Net increase in net assets from operations	$ 8,327,328	$ 11,475,537
Distributions to shareholders:
Class I	$ —	$ (4,426,996)
Class F	—	(33,669)
Total distributions to shareholders	$ —	$ (4,460,665)
Capital share transactions:
Class I	$ (12,678,498)	$ (6,563,466)
Class F	1,276,134	791,625
Net decrease in net assets from capital share transactions	$ (11,402,364)	$ (5,771,841)
Net increase (decrease) in net assets	$ (3,075,036)	$ 1,243,031
Net Assets
At beginning of period	$ 141,433,654	$ 140,190,623
At end of period	$138,358,618	$141,433,654
12
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Financial Highlights

	Class I
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 55.68	$ 53.01	$ 54.93	$ 54.60	$ 54.84	$ 54.90
Income (Loss) From Operations
Net investment income(1)	$ 0.71	$ 1.50	$ 1.50	$ 1.44	$ 1.33	$ 1.19
Net realized and unrealized gain (loss)	2.70	2.96	(1.73)	0.46	0.08	(1.17)
Total income (loss) from operations	$ 3.41	$ 4.46	$ (0.23)	$ 1.90	$ 1.41	$ 0.02
Less Distributions
From net investment income	$ —	$ (1.79)	$ (1.69)	$ (1.57)	$ (1.65)	$ (0.08)
Total distributions	$ —	$ (1.79)	$ (1.69)	$ (1.57)	$ (1.65)	$ (0.08)
Net asset value — End of period	$ 59.09	$ 55.68	$ 53.01	$ 54.93	$ 54.60	$ 54.84
Total Return(2)	6.13% (3)	8.41%	(0.37)%	3.49%	2.59%	0.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 135,703	$ 140,169	$ 139,729	$ 166,650	$ 166,414	$ 190,437
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.47% (5)	0.43%	0.44%	0.45%	0.54%	0.52%
Net expenses	0.32% (5)	0.32%	0.32%	0.32%	0.46%	0.52%
Net investment income	2.47% (5)	2.71%	2.81%	2.60%	2.34%	2.16%
Portfolio Turnover	7% (3)	10%	7%	14%	10%	6%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
13
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 54.97	$ 52.48	$ 54.53	$ 54.36	$ 54.79	$ 55.33
Income (Loss) From Operations
Net investment income(2)	$ 0.62	$ 1.33	$ 1.36	$ 1.30	$ 1.19	$ 0.19
Net realized and unrealized gain (loss)	2.68	2.95	(1.72)	0.44	0.09	(0.62)
Total income (loss) from operations	$ 3.30	$ 4.28	$ (0.36)	$ 1.74	$ 1.28	$ (0.43)
Less Distributions
From net investment income	$ —	$ (1.79)	$ (1.69)	$ (1.57)	$ (1.71)	$ (0.11)
Total distributions	$ —	$ (1.79)	$ (1.69)	$ (1.57)	$ (1.71)	$ (0.11)
Net asset value — End of period	$ 58.27	$ 54.97	$ 52.48	$ 54.53	$ 54.36	$ 54.79
Total Return(3)	6.00% (4)	8.15%	(0.61)%	3.21%	2.36%	(0.78)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,656	$ 1,265	$ 461	$ 495	$ 206	$ 99
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.72% (6)	0.68%	0.69%	1.21%	3.18%	0.78% (6)
Net expenses	0.57% (6)	0.57%	0.57%	0.57%	0.71%	0.78% (6)
Net investment income	2.19% (6)	2.42%	2.57%	2.37%	2.09%	2.01% (6)
Portfolio Turnover	7% (4)	10%	7%	14%	10%	6% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Investment Grade Bond Index Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
15

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 621,877	$ —	$ 621,877
Commercial Mortgage-Backed Securities	—	3,160,528	—	3,160,528
Corporate Bonds	—	39,978,988	—	39,978,988
Sovereign Government Bonds	—	1,087,262	—	1,087,262
Taxable Municipal Obligations	—	1,079,220	—	1,079,220
U.S. Government Agencies and Instrumentalities	—	4,289,929	—	4,289,929
U.S. Government Agency Mortgage-Backed Securities	—	35,639,003	—	35,639,003
U.S. Treasury Obligations	—	50,344,855	—	50,344,855
Short-Term Investments	—	2,330,510	—	2,330,510
Total Investments	$ —	$138,532,172	$ —	$138,532,172
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $139,884. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
16

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $107,081.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $83,930.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $2,621 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $162 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $173, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $45,001 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $5,068,199 and $3,855,987, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $4,319,787 and $14,997,211, respectively.
5  Distributions to Shareholders and Income Tax Information
At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $1,676,834 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $589,665 are short-term and $1,087,169 are long-term.
17

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$126,226,502
Gross unrealized appreciation	$ 12,341,284
Gross unrealized depreciation	(35,614)
Net unrealized appreciation	$ 12,305,670
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan, including accrued interest, was $237,626 and the total value of collateral received was $242,500, comprised of U.S. government and/or agencies securities.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
8  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $2,330,510, which represents 1.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund,LLC	$ —	$4,540,600	$(2,210,090)	$ —	$ —	$2,330,510	$142	2,330,510
18

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	168,275	$ 9,721,557	156,495	$ 8,596,436
Reinvestment of distributions	—	—	79,337	4,426,996
Shares redeemed	(389,025)	(22,400,055)	(354,477)	(19,586,898)
Net decrease	(220,750)	$(12,678,498)	(118,645)	$ (6,563,466)
Class F
Shares sold	24,630	$ 1,393,283	14,986	$ 834,093
Reinvestment of distributions	—	—	611	33,669
Shares redeemed	(2,059)	(117,149)	(1,380)	(76,137)
Net increase	22,571	$ 1,276,134	14,217	$ 791,625
At June 30, 2020, separate accounts of an insurance company that is an affiliate of AIP owned 85.8% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
19

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
20

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Investment Grade Bond Index Portfolio (the “Fund”), and the investment sub-advisory agreement with Ameritas Investment Partners, Inc. (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index the Fund is designed to track. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of its peer universe and the index it is designed to track for the one-, three- and five-year periods ended September 30, 2019. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or
21

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
23

Calvert
VP Investment Grade Bond Index Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
24

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24232     6.30.20

Calvert
VP Volatility Managed Growth Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation. Milliman Financial Risk Management LLC, the Fund's sub-adviser, is registered as a commodity pool operator and as a commodity trading advisor with respect to its management of other strategies.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP Volatility Managed Growth Portfolio

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Performance

Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Adam Schenck, CFA, FRM and Maria Schiopu, CFA, each of Milliman Financial Risk Management LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	(7.85)%	(1.21)%	3.65%	4.41%

S&P 500® Daily Risk Control 12% Index	—	—	(5.83)%	2.45%	8.50%	9.44%
Growth Portfolio Blended Benchmark	—	—	(3.01)	4.67	7.39	8.14

% Total Annual Operating Expense Ratios[3]	Class F
Gross	0.98%
Net	0.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Vanguard S&P 500 ETF	23.2%
Vanguard FTSE Developed Markets ETF	14.5
iShares Core U.S. Aggregate Bond ETF	14.3
iShares S&P 500 Growth ETF	10.9
iShares S&P 500 Value ETF	9.3
iShares Core S&P Mid-Cap ETF	5.7
iShares Russell 2000 ETF	4.5
Vanguard REIT ETF	3.7
Financial Select Sector SPDR Fund	2.2
Vanguard FTSE Emerging Markets ETF	2.0
Total	90.3%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	S&P 500® Daily Risk Control 12% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 12%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

4

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$ 921.50	$3.97 **	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.74	$4.17 **	0.83%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on
December 31, 2019. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 91.2%

Security	Shares	Value
Equity Exchange-Traded Funds — 76.9%
Financial Select Sector SPDR Fund(1)	128,000	$ 2,961,920
iShares Core S&P Mid-Cap ETF	42,000	7,468,440
iShares Russell 2000 ETF(1)	41,000	5,870,380
iShares S&P 500 Growth ETF(1)	69,000	14,316,810
iShares S&P 500 Value ETF	113,000	12,227,730
iShares S&P Mid-Cap 400 Value ETF(1)	9,000	1,196,460
Vanguard FTSE Developed Markets ETF	494,000	19,162,260
Vanguard FTSE Emerging Markets ETF	67,000	2,653,870
Vanguard REIT ETF(1)	62,000	4,868,860
Vanguard S&P 500 ETF	108,000	30,610,440
		$ 101,337,170
Fixed-Income Exchange-Traded Fund — 14.3%
iShares Core U.S. Aggregate Bond ETF	160,000	$ 18,913,600
		$ 18,913,600
Total Exchange-Traded Funds (identified cost $95,270,851)		$ 120,250,770

Short-Term Investments — 20.9%
Other — 6.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(2)	7,999,458	$ 7,999,458
Total Other (identified cost $7,999,458)		$ 7,999,458
Securities Lending Collateral — 14.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(3)	19,582,695	$ 19,582,695
Total Securities Lending Collateral (identified cost $19,582,695)		$ 19,582,695
Total Short-Term Investments (identified cost $27,582,153)		$ 27,582,153
Total Investments — 112.1% (identified cost $122,853,004)		$ 147,832,923
Other Assets, Less Liabilities — (12.1)%		$ (16,015,009)
Net Assets — 100.0%		$ 131,817,914

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $23,984,369.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	(101)	Short	9/18/20	$ (7,259,880)	$ (217,203)
E-mini S&P 500 Index	(177)	Short	9/18/20	(27,348,270)	(317,516)
E-mini S&P MidCap 400 Index	(29)	Short	9/18/20	(5,159,390)	(38,952)
MSCI EAFE Index	(123)	Short	9/18/20	(10,937,160)	(42,422)
					$(616,093)
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $114,853,546) - including $23,984,369 of securities on loan	$ 139,833,465
Investments in securities of affiliated issuers, at value (identified cost $7,999,458)	7,999,458
Deposits at broker for futures contracts	4,287,800
Receivable for investments sold	42,574
Dividends receivable	154,796
Dividends receivable - affiliated	747
Securities lending income receivable	4,009
Receivable from affiliate	18,907
Directors' deferred compensation plan	37,685
Total assets	$152,379,441
Liabilities
Payable for variation margin on open futures contracts	$ 264,304
Payable for capital shares redeemed	559,469
Deposits for securities loaned	19,582,695
Payable to affiliates:
Investment advisory fee	45,984
Administrative fee	13,139
Distribution and service fees	27,372
Sub-transfer agency fee	10
Directors' deferred compensation plan	37,685
Accrued expenses	30,869
Total liabilities	$ 20,561,527
Net Assets	$131,817,914
Sources of Net Assets
Paid-in capital	$ 107,747,782
Distributable earnings	24,070,132
Total	$131,817,914
Class F Shares
Net Assets	$ 131,817,914
Shares Outstanding	6,885,570
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.14
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income	$ 1,134,574
Dividend income - affiliated issuers	747
Interest income	12,981
Securities lending income, net	13,109
Total investment income	$ 1,161,411
Expenses
Investment advisory fee	$ 289,109
Administrative fee	82,603
Distribution and service fees	172,089
Directors' fees and expenses	3,838
Custodian fees	5,158
Transfer agency fees and expenses	40,642
Accounting fees	18,922
Professional fees	10,760
Reports to shareholders	7,677
Miscellaneous	4,096
Total expenses	$ 634,894
Waiver and/or reimbursement of expenses by affiliate	(63,393)
Net expenses	$ 571,501
Net investment income	$ 589,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,227,364
Futures contracts	(2,864,678)
Net realized loss	$ (1,637,314)
Change in unrealized appreciation (depreciation):
Investment securities	$ (9,885,119)
Futures contracts	(779,950)
Net change in unrealized appreciation (depreciation)	$(10,665,069)
Net realized and unrealized loss	$(12,302,383)
Net decrease in net assets from operations	$(11,712,473)
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 589,910	$ 2,291,375
Net realized gain (loss)	(1,637,314)	719,877
Net change in unrealized appreciation (depreciation)	(10,665,069)	23,819,537
Net increase (decrease) in net assets from operations	$ (11,712,473)	$ 26,830,789
Distributions to shareholders	$ —	$ (2,046,756)
Net decrease in net assets from capital share transactions	$ (7,852,415)	$ (23,448,227)
Net increase (decrease) in net assets	$ (19,564,888)	$ 1,335,806
Net Assets
At beginning of period	$ 151,382,802	$ 150,046,996
At end of period	$131,817,914	$151,382,802
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Financial Highlights

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 20.77	$ 17.67	$ 19.31	$ 16.70	$ 15.82	$ 16.60
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.29	$ 0.25	$ 0.23	$ 0.24	$ 0.23
Net realized and unrealized gain (loss)	(1.71)	3.08	(1.68)	2.59	0.64	(0.82)
Total income (loss) from operations	$ (1.63)	$ 3.37	$ (1.43)	$ 2.82	$ 0.88	$ (0.59)
Less Distributions
From net investment income	$ —	$ (0.27)	$ (0.21)	$ (0.21)	$ —	$ (0.19)
From net realized gain	—	—	—	—	—	— (2)
Total distributions	$ —	$ (0.27)	$ (0.21)	$ (0.21)	$ —	$ (0.19)
Net asset value — End of period	$ 19.14	$ 20.77	$ 17.67	$ 19.31	$ 16.70	$ 15.82
Total Return(3)	(7.85)% (4)	19.22%	(7.50)%	16.92%	5.56%	(3.51)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 131,818	$ 151,383	$ 150,047	$ 156,279	$ 128,460	$ 113,084
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.92% (7)	0.89%	0.87%	0.87%	0.90%	0.86%
Net expenses	0.83% (7)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.86% (7)	1.48%	1.32%	1.25%	1.48%	1.37%
Portfolio Turnover	6% (4)	7%	13%	7%	10%	17%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 120,250,770	$ —	$ —	$ 120,250,770
Short-Term Investments:
Other	—	7,999,458	—	7,999,458
Securities Lending Collateral	19,582,695	—	—	19,582,695
Total Investments	$139,833,465	$7,999,458	$ —	$147,832,923
Liability Description
Futures Contracts	$ (616,093)	$ —	$ —	$ (616,093)
Total	$ (616,093)	$ —	$ —	$ (616,093)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
13

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $289,109. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.83% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $63,393.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $82,603.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $172,089 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $16 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $167, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $40,610 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,859,699 and $20,068,226, respectively.
14

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $1,043,887 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $1,043,887 are short-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$123,114,747
Gross unrealized appreciation	$ 24,813,254
Gross unrealized depreciation	(711,171)
Net unrealized appreciation	$ 24,102,083
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During six months ended June 30, 2020, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$—	$(616,093) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:
	Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$(2,864,678)	$(779,950)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2020 was approximately $3,079,000 and $36,113,000, respectively.
15

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan was $23,984,369 and the total value of collateral received was $24,146,046, comprised of cash of $19,582,695 and U.S. government and/or agencies securities of $4,563,351.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$19,582,695	$ —	$ —	$ —	$19,582,695
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
9  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $7,999,458, which represents 6.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$14,179,601	$(6,180,143)	$ —	$ —	$7,999,458	$747	7,999,458
16

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class F
Shares sold	19,600	$ 400,322	296,898	$ 5,709,104
Reinvestment of distributions	—	—	107,951	2,046,756
Shares redeemed	(421,126)	(8,252,737)	(1,607,914)	(31,204,087)
Net decrease	(401,526)	$(7,852,415)	(1,203,065)	$(23,448,227)
At June 30, 2020, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
17

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
18

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of its peer universe for the one- and five-year periods ended September 30, 2019, while it had outperformed the median of its peer universe for the three-year period ended September 30, 2019. The data also indicated that the Fund had outperformed its benchmark index for the one-year period ended September 30, 2019, while it had underperformed its benchmark index for the three- and five-year periods ended September 30, 2019. The performance data also indicated that the Fund had underperformed its blended benchmark for the one-, three- and five-year periods ended September 30, 2019. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the
19

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

respective median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
21

Calvert
VP Volatility Managed Growth Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
22

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
23

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Advisers
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Milliman Financial Risk Management LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24238     6.30.20

Calvert
VP Volatility Managed Moderate Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation. Milliman Financial Risk Management LLC, the Fund's sub-adviser, is registered as a commodity pool operator and as a commodity trading advisor with respect to its management of other strategies.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP Volatility Managed Moderate Portfolio

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Performance

Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Adam Schenck, CFA, FRM and Maria Schiopu, CFA, each of Milliman Financial Risk Management LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	(3.55)%	2.26%	4.50%	4.53%

S&P 500® Daily Risk Control 7.5% Index	—	—	(2.98)%	2.77%	6.31%	6.66%
Moderate Portfolio Blended Benchmark	—	—	0.67	6.52	6.33	6.40

% Total Annual Operating Expense Ratios[3]	Class F
Gross	0.97%
Net	0.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Vanguard Total Bond Market ETF	22.2%
iShares Core U.S. Aggregate Bond ETF	22.1
Vanguard S&P 500 ETF	20.2
Vanguard FTSE Developed Markets ETF	8.8
iShares S&P 500 Growth ETF	3.7
iShares S&P 500 Value ETF	3.2
iShares Russell 2000 ETF	2.7
iShares Core S&P Mid-Cap ETF	2.6
Vanguard REIT ETF	1.7
Vanguard FTSE Emerging Markets ETF	1.5
Total	88.7%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	S&P 500® Daily Risk Control 7.5% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 7.5%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Moderate Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

4

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$ 964.50	$4.05 **	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.74	$4.17 **	0.83%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on
December 31, 2019. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 90.8%

Security	Shares	Value
Equity Exchange-Traded Funds — 46.5%
Financial Select Sector SPDR Fund(1)	58,000	$ 1,342,120
iShares Core S&P Mid-Cap ETF	15,000	2,667,300
iShares Russell 2000 ETF(1)	19,000	2,720,420
iShares S&P 500 Growth ETF	18,000	3,734,820
iShares S&P 500 Value ETF	30,000	3,246,300
iShares S&P Mid-Cap 400 Value ETF	6,000	797,640
Vanguard FTSE Developed Markets ETF	229,000	8,882,910
Vanguard FTSE Emerging Markets ETF	38,000	1,505,180
Vanguard REIT ETF(1)	22,000	1,727,660
Vanguard S&P 500 ETF	72,000	20,406,960
		$ 47,031,310
Fixed-Income Exchange-Traded Funds — 44.3%
iShares Core U.S. Aggregate Bond ETF	189,000	$ 22,341,690
Vanguard Total Bond Market ETF(1)	254,000	22,438,360
		$ 44,780,050
Total Exchange-Traded Funds (identified cost $77,935,827)		$ 91,811,360

Short-Term Investments — 10.6%
Other — 8.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(2)	8,148,514	$ 8,148,514
Total Other (identified cost $8,148,514)		$ 8,148,514
Securities Lending Collateral — 2.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(3)	2,636,034	$ 2,636,034
Total Securities Lending Collateral (identified cost $2,636,034)		$ 2,636,034
Total Short-Term Investments (identified cost $10,784,548)		$ 10,784,548
Total Investments — 101.4% (identified cost $88,720,375)		$ 102,595,908
Other Assets, Less Liabilities — (1.4)%		$ (1,461,229)
Net Assets — 100.0%		$ 101,134,679

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $7,144,855.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	(25)	Short	9/18/20	$(1,797,000)	$ (57,859)
E-mini S&P 500 Index	(53)	Short	9/18/20	(8,189,030)	(133,695)
E-mini S&P MidCap 400 Index	(7)	Short	9/18/20	(1,245,370)	(13,425)
MSCI EAFE Index	(35)	Short	9/18/20	(3,112,200)	(13,071)
					$(218,050)
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $80,571,861) - including $7,144,855 of securities on loan	$ 94,447,394
Investments in securities of affiliated issuers, at value (identified cost $8,148,514)	8,148,514
Deposits at broker for futures contracts	1,209,000
Receivable for capital shares sold	17,220
Dividends receivable	103,197
Dividends receivable - affiliated	719
Securities lending income receivable	1,544
Receivable from affiliate	7,210
Directors' deferred compensation plan	26,387
Total assets	$103,961,185
Liabilities
Payable for variation margin on open futures contracts	$ 66,078
Payable for capital shares redeemed	2,266
Deposits for securities loaned	2,636,034
Payable to affiliates:
Investment advisory fee	34,552
Administrative fee	9,872
Distribution and service fees	20,567
Sub-transfer agency fee	9
Directors' deferred compensation plan	26,387
Accrued expenses	30,741
Total liabilities	$ 2,826,506
Net Assets	$101,134,679
Sources of Net Assets
Paid-in capital	$ 85,501,275
Distributable earnings	15,633,404
Total	$101,134,679
Class F Shares
Net Assets	$ 101,134,679
Shares Outstanding	5,559,267
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.19
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income	$ 910,032
Dividend income - affiliated issuers	719
Interest income	8,573
Securities lending income, net	6,353
Total investment income	$ 925,677
Expenses
Investment advisory fee	$ 214,819
Administrative fee	61,377
Distribution and service fees	127,868
Directors' fees and expenses	2,918
Custodian fees	561
Transfer agency fees and expenses	30,330
Accounting fees	10,809
Professional fees	9,793
Reports to shareholders	9,689
Miscellaneous	3,298
Total expenses	$ 471,462
Waiver and/or reimbursement of expenses by affiliate	(46,812)
Net expenses	$ 424,650
Net investment income	$ 501,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 251,526
Futures contracts	(2,285,329)
Net realized loss	$(2,033,803)
Change in unrealized appreciation (depreciation):
Investment securities	$ (2,187,329)
Futures contracts	(343,878)
Net change in unrealized appreciation (depreciation)	$(2,531,207)
Net realized and unrealized loss	$(4,565,010)
Net decrease in net assets from operations	$(4,063,983)
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 501,027	$ 1,767,750
Net realized gain (loss)	(2,033,803)	2,301,853
Net change in unrealized appreciation (depreciation)	(2,531,207)	12,837,725
Net increase (decrease) in net assets from operations	$ (4,063,983)	$ 16,907,328
Distributions to shareholders	$ —	$ (2,410,264)
Net decrease in net assets from capital share transactions	$ (4,932,260)	$ (7,571,178)
Net increase (decrease) in net assets	$ (8,996,243)	$ 6,925,886
Net Assets
At beginning of period	$ 110,130,922	$ 103,205,036
At end of period	$101,134,679	$110,130,922
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Financial Highlights

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 18.86	$ 16.49	$ 18.18	$ 16.52	$ 15.50	$ 16.01
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.29	$ 0.27	$ 0.23	$ 0.24	$ 0.23
Net realized and unrealized gain (loss)	(0.76)	2.49	(1.26)	1.77	0.78	(0.42)
Total income (loss) from operations	$ (0.67)	$ 2.78	$ (0.99)	$ 2.00	$ 1.02	$ (0.19)
Less Distributions
From net investment income	$ —	$ (0.28)	$ (0.25)	$ (0.23)	$ —(2)	$ (0.22)
From net realized gain	—	(0.13)	(0.45)	(0.11)	— (2)	(0.10)
Total distributions	$ —	$ (0.41)	$ (0.70)	$ (0.34)	$ —(2)	$ (0.32)
Net asset value — End of period	$ 18.19	$ 18.86	$ 16.49	$ 18.18	$ 16.52	$ 15.50
Total Return(3)	(3.55)% (4)	17.02%	(5.73)%	12.16%	6.61%	(1.22)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 101,135	$ 110,131	$ 103,205	$ 118,478	$ 110,067	$ 96,245
Ratios (as a percentage of average daily net assets):(5)(6)
Total expenses	0.92% (7)	0.90%	0.89%	0.89%	0.90%	0.88%
Net expenses	0.83% (7)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.98% (7)	1.63%	1.51%	1.33%	1.48%	1.42%
Portfolio Turnover	6% (4)	6%	11%	9%	10%	21%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Moderate Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 91,811,360	$ —	$ —	$ 91,811,360
Short-Term Investments:
Other	—	8,148,514	—	8,148,514
Securities Lending Collateral	2,636,034	—	—	2,636,034
Total Investments	$94,447,394	$8,148,514	$ —	$102,595,908
Liability Description
Futures Contracts	$ (218,050)	$ —	$ —	$ (218,050)
Total	$ (218,050)	$ —	$ —	$ (218,050)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
13

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund's average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $214,819. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.83% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $46,812.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $61,377.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $127,868 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $36 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $127, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $30,239 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,858,491 and $15,791,518, respectively.
14

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$89,113,860
Gross unrealized appreciation	$ 13,529,089
Gross unrealized depreciation	(265,091)
Net unrealized appreciation	$13,263,998
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During six months ended June 30, 2020, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$—	$(218,050) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:
	Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$(2,285,329)	$(343,878)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2020 was approximately $2,349,000 and $10,834,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
15

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

At June 30, 2020, the total value of securities on loan was $7,144,855 and the total value of collateral received was $7,227,173, comprised of cash of $2,636,034 and U.S. government and/or agencies securities of $4,591,139.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$2,636,034	$ —	$ —	$ —	$2,636,034
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
9  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $8,148,514, which represents 8.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$9,928,289	$(1,779,775)	$ —	$ —	$8,148,514	$719	8,148,514
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
16

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class F
Shares sold	112,408	$ 2,046,922	59,653	$ 1,048,610
Reinvestment of distributions	—	—	135,713	2,410,264
Shares redeemed	(391,815)	(6,979,182)	(614,232)	(11,030,052)
Net decrease	(279,407)	$(4,932,260)	(418,866)	$ (7,571,178)
At June 30, 2020, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
17

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
18

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of its peer universe for the one-year period ended September 30, 2019, while it had outperformed the median of its peer universe for the three- and five-year periods ended September 30, 2019. The data also indicated that the Fund had outperformed its benchmark index for the one-year period ended September 30, 2019, while it had underperformed its benchmark index for the three- and five-year periods ended September 30, 2019. The performance data also indicated that the Fund had underperformed its blended benchmark for the one-, three- and five-year periods ended September 30, 2019. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
19

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense universe and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
21

Calvert
VP Volatility Managed Moderate Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
22

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
23

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Advisers
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Milliman Financial Risk Management LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24234     6.30.20

Calvert
VP Volatility Managed Moderate Growth Portfolio
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation. Milliman Financial Risk Management LLC, the Fund's sub-adviser, is registered as a commodity pool operator and as a commodity trading advisor with respect to its management of other strategies.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2020
Calvert
VP Volatility Managed Moderate Growth Portfolio

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Performance

Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.; Adam Schenck, CFA, FRM and Maria Schiopu, CFA, each of Milliman Financial Risk Management LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	(6.06)%	0.34%	4.18%	4.61%

S&P 500® Daily Risk Control 10% Index	—	—	(4.74)%	2.40%	7.91%	8.46%
Moderate Growth Portfolio Blended Benchmark	—	—	(1.13)	5.65	6.89	7.29

% Total Annual Operating Expense Ratios[3]	Class F
Gross	0.98%
Net	0.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Vanguard S&P 500 ETF	23.3%
iShares Core U.S. Aggregate Bond ETF	18.7
Vanguard FTSE Developed Markets ETF	11.7
Vanguard Total Bond Market ETF	10.4
iShares S&P 500 Growth ETF	6.2
iShares S&P 500 Value ETF	5.4
iShares Core S&P Mid-Cap ETF	4.0
iShares Russell 2000 ETF	3.4
Vanguard REIT ETF	2.9
Vanguard FTSE Emerging Markets ETF	1.8
Total	87.8%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Endnotes and Additional Disclosures

[1]	S&P 500® Daily Risk Control 10% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 10%. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg Barclays U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

4

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class F	$1,000.00	$ 939.40	$4.00 **	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.74	$4.17 **	0.83%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated and/or unaffiliated funds.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 90.2%

Security	Shares	Value
Equity Exchange-Traded Funds — 61.1%
Financial Select Sector SPDR Fund(1)	60,000	$ 1,388,400
iShares Core S&P Mid-Cap ETF	18,000	3,200,760
iShares Russell 2000 ETF(1)	19,000	2,720,420
iShares S&P 500 Growth ETF(1)	24,000	4,979,760
iShares S&P 500 Value ETF	40,300	4,360,863
iShares S&P Mid-Cap 400 Value ETF	4,000	531,760
Vanguard FTSE Developed Markets ETF	243,000	9,425,970
Vanguard FTSE Emerging Markets ETF	36,000	1,425,960
Vanguard REIT ETF(1)	30,000	2,355,900
Vanguard S&P 500 ETF	66,000	18,706,380
		$ 49,096,173
Fixed-Income Exchange-Traded Funds — 29.1%
iShares Core U.S. Aggregate Bond ETF	127,000	$ 15,012,670
Vanguard Total Bond Market ETF	95,000	8,392,300
		$ 23,404,970
Total Exchange-Traded Funds (identified cost $59,912,008)		$ 72,501,143

Short-Term Investments — 14.7%
Other — 7.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(2)	6,218,338	$ 6,218,338
Total Other (identified cost $6,218,338)		$ 6,218,338
Securities Lending Collateral — 6.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(3)	5,540,608	$ 5,540,608
Total Securities Lending Collateral (identified cost $5,540,608)		$ 5,540,608
Total Short-Term Investments (identified cost $11,758,946)		$ 11,758,946
Total Investments — 104.9% (identified cost $71,670,954)		$ 84,260,089
Other Assets, Less Liabilities — (4.9)%		$ (3,902,114)
Net Assets — 100.0%		$ 80,357,975

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $10,342,383.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(3)	Represents investment of cash collateral received in connection with securities lending.

6
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	(36)	Short	9/18/20	$ (2,587,680)	$ (92,945)
E-mini S&P 500 Index	(70)	Short	9/18/20	(10,815,700)	(180,290)
E-mini S&P MidCap 400 Index	(10)	Short	9/18/20	(1,779,100)	5,238
MSCI EAFE Index	(48)	Short	9/18/20	(4,268,160)	(25,311)
					$(293,308)
7
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $65,452,616) - including $10,342,383 of securities on loan	$ 78,041,751
Investments in securities of affiliated issuers, at value (identified cost $6,218,338)	6,218,338
Deposits at broker for futures contracts	1,642,800
Receivable for capital shares sold	77,320
Dividends receivable	94,598
Dividends receivable - affiliated	590
Securities lending income receivable	1,743
Receivable from affiliate	10,320
Directors' deferred compensation plan	21,384
Total assets	$86,108,844
Liabilities
Payable for variation margin on open futures contracts	$ 103,263
Payable for capital shares redeemed	1,652
Deposits for securities loaned	5,540,608
Payable to affiliates:
Investment advisory fee	27,694
Administrative fee	7,912
Distribution and service fees	16,484
Sub-transfer agency fee	38
Directors' deferred compensation plan	21,384
Accrued expenses	31,834
Total liabilities	$ 5,750,869
Net Assets	$80,357,975
Sources of Net Assets
Paid-in capital	$ 67,482,640
Distributable earnings	12,875,335
Total	$80,357,975
Class F Shares
Net Assets	$ 80,357,975
Shares Outstanding	4,317,829
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.61
8
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income	$ 705,637
Dividend income - affiliated issuers	590
Interest income	7,139
Securities lending income, net	6,802
Total investment income	$ 720,168
Expenses
Investment advisory fee	$ 172,482
Administrative fee	49,281
Distribution and service fees	102,668
Directors' fees and expenses	2,314
Custodian fees	4,413
Transfer agency fees and expenses	24,397
Accounting fees	8,784
Professional fees	9,083
Reports to shareholders	10,743
Miscellaneous	2,993
Total expenses	$ 387,158
Waiver and/or reimbursement of expenses by affiliate	(46,199)
Net expenses	$ 340,959
Net investment income	$ 379,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 219,043
Futures contracts	(2,059,804)
Net realized loss	$(1,840,761)
Change in unrealized appreciation (depreciation):
Investment securities	$ (3,527,336)
Futures contracts	(381,994)
Net change in unrealized appreciation (depreciation)	$(3,909,330)
Net realized and unrealized loss	$(5,750,091)
Net decrease in net assets from operations	$(5,370,882)
9
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 379,209	$ 1,362,637
Net realized gain (loss)	(1,840,761)	1,363,817
Net change in unrealized appreciation (depreciation)	(3,909,330)	12,151,537
Net increase (decrease) in net assets from operations	$ (5,370,882)	$14,877,991
Distributions to shareholders	$ —	$ (2,326,382)
Net decrease in net assets from capital share transactions	$ (3,451,876)	$ (6,715,494)
Net increase (decrease) in net assets	$ (8,822,758)	$ 5,836,115
Net Assets
At beginning of period	$ 89,180,733	$ 83,344,618
At end of period	$80,357,975	$89,180,733
10
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Financial Highlights

	Class F
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 19.81	$ 17.18	$ 18.90	$ 16.69	$ 15.65	$ 16.20
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.29	$ 0.26	$ 0.23	$ 0.24	$ 0.24
Net realized and unrealized gain (loss)	(1.29)	2.86	(1.49)	2.19	0.82	(0.61)
Total income (loss) from operations	$ (1.20)	$ 3.15	$ (1.23)	$ 2.42	$ 1.06	$ (0.37)
Less Distributions
From net investment income	$ —	$ (0.28)	$ (0.23)	$ (0.21)	$ (0.02)	$ (0.16)
From net realized gain	—	(0.24)	(0.26)	—	—	(0.02)
Total distributions	$ —	$ (0.52)	$ (0.49)	$ (0.21)	$ (0.02)	$ (0.18)
Net asset value — End of period	$ 18.61	$ 19.81	$ 17.18	$ 18.90	$ 16.69	$ 15.65
Total Return(2)	(6.06)% (3)	18.56%	(6.69)%	14.55%	6.78%	(2.29)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 80,358	$ 89,181	$ 83,345	$ 94,689	$ 81,859	$ 64,310
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.94% (6)	0.91%	0.89%	0.91%	0.94%	0.90%
Net expenses	0.83% (6)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.92% (6)	1.56%	1.40%	1.29%	1.49%	1.48%
Portfolio Turnover	7% (3)	7%	14%	8%	6%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
11
See Notes to Financial Statements.

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP Volatility Managed Moderate Growth Portfolio (the Fund) is a diversified series of Calvert Variable Products, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 72,501,143	$ —	$ —	$ 72,501,143
Short-Term Investments:
Other	—	6,218,338	—	6,218,338
Securities Lending Collateral	5,540,608	—	—	5,540,608
Total Investments	$78,041,751	$6,218,338	$ —	$84,260,089
Futures Contracts	$ 5,238	$ —	$ —	$ 5,238
Total	$78,046,989	$6,218,338	$ —	$84,265,327
Liability Description
Futures Contracts	$ (298,546)	$ —	$ —	$ (298,546)
Total	$ (298,546)	$ —	$ —	$ (298,546)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
13

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

H  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $172,482. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Fund pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.83% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $46,199.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $49,281.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $102,668 for Class F shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $35 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $101, which is included in miscellaneous expense on the Statement of Operations.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2020, expenses incurred under the Servicing Plan amounted to $24,308 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,491,674 and $13,188,724, respectively.
14

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$71,796,149
Gross unrealized appreciation	$ 12,498,321
Gross unrealized depreciation	(327,689)
Net unrealized appreciation	$12,170,632
6  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During six months ended June 30, 2020, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$5,238 (1)	$(298,546) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2020 was as follows:
	Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$(2,059,804)	$(381,994)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2020 was approximately $1,663,000 and $12,658,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
15

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

At June 30, 2020, the total value of securities on loan was $10,342,383 and the total value of collateral received was $10,415,015, comprised of cash of $5,540,608 and U.S. government and/or agencies securities of $4,874,407.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$5,540,608	$ —	$ —	$ —	$5,540,608
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
9  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $6,218,338, which represents 7.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$8,764,114	$(2,545,776)	$ —	$ —	$6,218,338	$590	6,218,338
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
16

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class F
Shares sold	61,888	$ 1,126,716	119,457	$ 2,227,334
Reinvestment of distributions	—	—	126,709	2,326,382
Shares redeemed	(245,545)	(4,578,592)	(596,765)	(11,269,210)
Net decrease	(183,657)	$(3,451,876)	(350,599)	$ (6,715,494)
At June 30, 2020, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
17

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
18

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP Volatility Managed Moderate Growth Portfolio (the “Fund”), and the investment sub-advisory agreements with Ameritas Investment Partners, Inc. and Milliman Financial Risk Management LLC (each a “Sub-Adviser” and together, the “Sub-Advisers”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreements of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively, the Board reviewed information relating to the Adviser’s and each Sub-Adviser’s operations and personnel, including, among other information, biographical information on each Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and each Sub-Adviser as well as the Board’s familiarity with the Adviser and each Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Advisers and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to each Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the applicable investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Advisers’ compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Advisers under the investment advisory agreement and investment sub-advisory agreements, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe, its benchmark index and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of its peer universe and its blended benchmark for the one-, three- and five-year periods ended September 30, 2019. It also indicated that the Fund had outperformed its benchmark index for the one-year period ended September 30, 2019, while it had underperformed its benchmark index for the three- and five-year periods ended September 30, 2019. The Board took into account management’s discussion of the impact of the design of the Fund on its relative performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe, its benchmark index and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Advisers, respectively.
19

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Advisers’ sub-advisory fees out of its advisory fee and the sub-advisory fees were negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreements. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
20

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
21

Calvert
VP Volatility Managed Moderate Growth Portfolio
June 30, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
22

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
23

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Advisers
Ameritas Investment Partners, Inc.
5945 R Street
Lincoln, NE 68505
Milliman Financial Risk Management LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24236     6.30.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: August 19, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 19, 2020